File No. 333-120600
                                                              File No. 811-21613
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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

     Pre-Effective Amendment No.__                                           [ ]

     Post-Effective Amendment No. 5                                          [x]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
                                    Amendment No.   11                       [x]

                                                 ----------

                        (Check appropriate box or boxes)

                           VARIABLE ANNUITY ACCOUNT B
                                 (SECUREDESIGNS)
                           (Exact Name of Registrant)

      First Security Benefit Life Insurance and Annuity Company of New York
                               (Name of Depositor)

          800 Westchester Ave., Suite 641 N, Rye Brook, New York 10573
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 1-800-355-4570

                         Amy J. Lee, Associate General Counsel
         First Security Benefit Life Insurance and Annuity Company of New York
                One Security Benefit Place, Topeka, KS 66636-0001
                     (Name and address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485
[x]   on May 1, 2009, pursuant to paragraph (b) of Rule 485
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]   on May 1, 2009, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

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                                   [LOGO] First Security Benefit Life Insurance
                                          and Annuity Company of New York


   PROSPECTUS                             May 1, 2009

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SECUREDESIGNS(R)VARIABLE ANNUITY
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                                             -----------------------------------
                                                     Important Privacy
                                                       Notice Included

                                                       See Back Cover
                                             -----------------------------------


                                      Variable annuity contracts issued by
                                      First Security Benefit Life Insurance
                                      and Annuity Company of New York
                                      and offered by Security Distributors, Inc.


6959                                                     32-69594-00 2009/05/01

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                        SECUREDESIGNS(R) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT


             ISSUED BY:                            MAILING ADDRESS:
 FIRST SECURITY BENEFIT LIFE INSURANCE   FIRST SECURITY BENEFIT LIFE INSURANCE
    AND ANNUITY COMPANY OF NEW YORK         AND ANNUITY COMPANY OF NEW YORK
 800 WESTCHESTER AVE., SUITE 641 N       P.O. BOX 750497
 RYE BROOK, NY 10573                     TOPEKA, KANSAS 66675-0497
 1-800-355-4570                          1-800-888-2461

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      This Prospectus describes a flexible purchase payment deferred variable annuity contract (the "Contract") offered by First Security Benefit Life Insurance and Annuity Company of New York (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account B, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:


o     AIM V.I. Basic Value

o     AIM V.I. Capital Development

o     AIM V.I. Global Health Care

o     AIM V.I. Global Real Estate

o     AIM V.I. International Growth

o     AIM V.I. Mid Cap Core Equity

o     American Century VP Mid Cap Value

o     American Century VP Ultra(R)

o     American Century VP Value

o     Dent Strategic Portfolio

o     Dreyfus IP Technology Growth

o     Dreyfus VIF International Value

o     Franklin Income Securities

o     Franklin Small Cap Value Securities

o     Franklin Templeton VIP Founding Funds Allocation

o     Janus Aspen Enterprise (formerly Janus Aspen Mid Cap Growth)

o     Janus Aspen INTECH Risk-Managed Core

o     Janus Aspen Janus Portfolio (formerly Janus Aspen Large Cap Growth)

o     Legg Mason Partners Variable Aggressive Growth

o     Legg Mason Partners Variable Global High Yield Bond

o     Legg Mason Partners Variable Small Cap Growth

o     MFS(R) VIT Research International

o     MFS(R) VIT Total Return

o     MFS(R) VIT Utilities

o     Mutual Global Discovery Securities (formerly Mutual Discovery Securities)

o     Neuberger Berman AMT Socially Responsive

o     Oppenheimer Core Bond Fund/VA

o     Oppenheimer Main Street Small Cap Fund(R)/VA

o     PIMCO VIT All Asset

o     PIMCO VIT CommodityRealReturn Strategy

o     PIMCO VIT Emerging Markets Bond

o     PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

o     PIMCO VIT Low Duration

o     PIMCO VIT Real Return

o     PIMCO VIT Small Cap StocksPLUS(R) TR

o     Royce Micro-Cap

o     RVT CLS AdvisorOne Amerigo

o     RVT CLS AdvisorOne Clermont

o     Rydex VT All-Cap Opportunity (formerly Rydex VT Sector Rotation)

o     Rydex VT Alternative Strategies Allocation

o     Rydex VT Essential Portfolio Aggressive

o     Rydex VT Essential Portfolio Conservative

o     Rydex VT Essential Portfolio Moderate
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      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

      EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT THE EXTRA CREDIT RIDER. THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

      THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2009

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                   Protected by U.S. Patent No. 7,251,623 B1.
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6959(R5-08)                                                         32-69594-00

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o     Rydex VT Hedged Equity

o     Rydex VT International Opportunity (formerly Rydex VT International
       Rotation)

o     Rydex VT Managed Futures Strategy

o     Rydex VT Multi-Cap Core Equity

o     Rydex VT Multi-Hedge Strategies (formerly Rydex VT Absolute Return
       Strategies)

o     SBL All Cap Value (formerly SBL Equity Income)

o     SBL Alpha Opportunity

o     SBL Enhanced Index

o     SBL Equity

o     SBL Global

o     SBL High Yield

o     SBL Large Cap Value

o     SBL Managed Asset Allocation

o     SBL Mid Cap Growth

o     SBL Mid Cap Value

o     SBL Money Market

o     SBL Select 25

o     SBL Small Cap Growth

o     SBL Small Cap Value

o     SBL U.S. Intermediate Bond (formerly SBL Diversified Income)

o     Van Kampen LIT Comstock

o     Van Kampen LIT Government

o     Van Kampen UIF Emerging Markets Equity

o     Van Kampen UIF Equity and Income


      Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

      Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."


      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2009, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at P.O. Box 750497, Topeka, KS, 66675-0497 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 57 of this Prospectus.

      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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                                       2

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                                TABLE OF CONTENTS

                                                                            Page
DEFINITIONS .............................................................     4
SUMMARY .................................................................     5
   Purpose of the Contract ..............................................     5
   The Separate Account and the Funds ...................................     5
   Fixed Account ........................................................     6
   Purchase Payments ....................................................     6
   Contract Benefits ....................................................     6
   Optional Riders ......................................................     6
   Free-Look Right ......................................................     6
   Charges and Deductions ...............................................     7
   Tax-Free Exchanges ...................................................     8
   Contacting the Company ...............................................     8
EXPENSE TABLE ...........................................................     9
   Contract Owner Transaction Expenses ..................................     9
   Periodic Expenses ....................................................     9
   Optional Rider Expenses ..............................................    10
   Example ..............................................................    10
CONDENSED FINANCIAL INFORMATION .........................................    11
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT,
   AND THE FUNDS ........................................................    21
   First Security Benefit Life Insurance and Annuity
     Company of New York ................................................    21
   Published Ratings ....................................................    21
   Separate Account .....................................................    21
   Underlying Funds .....................................................    21
THE CONTRACT ............................................................    23
   General ..............................................................    23
   Important Information About Your Benefits Under The
     Contract ...........................................................    23
   Application for a Contract ...........................................    24
   Optional Riders ......................................................    24
   Guaranteed Minimum Income Benefit ....................................    24
   Annual Stepped Up Death Benefit ......................................    25
   Guaranteed Minimum Withdrawal Benefit ................................    25
   Extra Credit .........................................................    27
   Alternate Withdrawal Charge ..........................................    28
   Purchase Payments ....................................................    28
   Allocation of Purchase Payments ......................................    28
   Bonus Credit .........................................................    29
   Dollar Cost Averaging Option .........................................    29
   Asset Reallocation Option ............................................    30
   Transfers of Contract Value ..........................................    30
   Contract Value .......................................................    34
   Determination of Contract Value ......................................    34
   Cut-Off Times ........................................................    35
   Full and Partial Withdrawals .........................................    35
   Systematic Withdrawals ...............................................    36
   Free-Look Right ......................................................    36
   Death Benefit ........................................................    36
   Distribution Requirements ............................................    37
   Death of the Annuitant ...............................................    37
CHARGES AND DEDUCTIONS ..................................................    37
   Contingent Deferred Sales Charge .....................................    37
   Mortality and Expense Risk Charge ....................................    38
   Administration Charge ................................................    39
   Account Administration Charge ........................................    39
   Premium Tax Charge ...................................................    39
   Loan Interest Charge .................................................    39
   Other Charges ........................................................    39
   Variations in Charges ................................................    39
   Optional Rider Charges ...............................................    39
   Guarantee of Certain Charges .........................................    40
   Underlying Fund Expenses .............................................    40
ANNUITY PERIOD ..........................................................    40
   General ..............................................................    40
   Annuity Options ......................................................    41
   Selection of an Option ...............................................    42
THE FIXED ACCOUNT .......................................................    43
   Interest .............................................................    43
   Death Benefit ........................................................    44
   Contract Charges .....................................................    44
   Transfers and Withdrawals from the Fixed Account .....................    44
   Payments from the Fixed Account ......................................    44
MORE ABOUT THE CONTRACT .................................................    45
   Ownership ............................................................    45
   Designation and Change of Beneficiary ................................    45
   Dividends ............................................................    45
   Payments from the Separate Account ...................................    45
   Proof of Age and Survival ............................................    45
   Misstatements ........................................................    45
   Loans ................................................................    45
   Restrictions on Withdrawals from Qualified Plans .....................    46
FEDERAL TAX MATTERS .....................................................    47
   Introduction .........................................................    47
   Tax Status of the Company and the Separate Account ...................    48
   Income Taxation of Annuities in
     General--Non-Qualified Plans .......................................    48
   Additional Considerations ............................................    49
   Qualified Plans ......................................................    50
   Other Tax Considerations .............................................    53
OTHER INFORMATION .......................................................    53
   Voting of Underlying Fund Shares .....................................    53
   Substitution of Investments ..........................................    54
   Changes to Comply with Law and Amendments ............................    54
   Reports to Owners ....................................................    54
   Electronic Privileges ................................................    55
   Legal Proceedings ....................................................    55
   Sale of the Contract .................................................    55
PERFORMANCE INFORMATION .................................................    56
ADDITIONAL INFORMATION ..................................................    57
   Registration Statement ...............................................    57
   Financial Statements .................................................    57
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL
   INFORMATION ..........................................................    57
OBJECTIVES FOR UNDERLYING FUNDS .........................................    59
APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

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THE CONTRACT IS AVAILABLE ONLY IN NEW YORK. YOU SHOULD NOT CONSIDER THIS
PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

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DEFINITIONS

      Various terms commonly used in this Prospectus are defined as follows:

      ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

      ADMINISTRATIVE OFFICE -- First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

      ANNUITANT -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

      ANNUITY START DATE -- The date when annuity payments begin as elected by the Owner.

      ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 6.

      AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

      BONUS CREDIT -- For certain Contracts issued between September 1, 2005 and December 31, 2007, an amount added to Contract Value under the Automatic Bonus Credit Rider.

      CONTRACT DATE -- The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      CONTRACT DEBT -- The unpaid loan balance including loan interest.

      CONTRACT VALUE -- The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

      CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

      CREDIT ENHANCEMENT -- An amount added to Contract Value under the Extra Credit Rider.

      DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

      FIXED ACCOUNT -- An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See the "Fixed Account."

      GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      GUARANTEED RATE -- The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3%.

      OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      PARTICIPANT -- A Participant under a Qualified Plan.

      PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract.

      SEPARATE ACCOUNT -- The Variable Annuity Account B, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      UNDERLYING FUND -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

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                                       4

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      VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 5 is the present value of future annuity payments commuted at the assumed interest rate less any applicable withdrawal charges and any uncollected premium taxes.

SUMMARY

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE CONTRACT -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

================================================================================

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies. The Subaccounts currently available under the Contract are as follows:(1)


o     AIM V.I. Basic Value

o     AIM V.I. Capital Development

o     AIM V.I. Global Health Care

o     AIM V.I. Global Real Estate

o     AIM V.I. International Growth

o     AIM V.I. Mid Cap Core Equity

o     American Century VP Mid Cap Value

o     American Century VP Ultra(R)

o     American Century VP Value

o     Dent Strategic Portfolio

o     Dreyfus IP Technology Growth

o     Dreyfus VIF International Value

o     Franklin Income Securities

o     Franklin Small Cap Value Securities

o     Franklin Templeton VIP Founding Funds Allocation

o     Janus Aspen Enterprise (formerly Janus Aspen Mid Cap Growth)

o     Janus Aspen INTECH Risk-Managed Core

o     Janus Aspen Janus Portfolio (formerly Janus Aspen Large Cap Growth)

o     Legg Mason Partners Variable Aggressive Growth

o     Legg Mason Partners Variable Global High Yield Bond

o     Legg Mason Partners Variable Small Cap Growth

o     MFS(R) VIT Research International

o     MFS(R) VIT Total Return

o     MFS(R) VIT Utilities

o     Mutual Global Discovery Securities (formerly Mutual Discovery Securities)

o     Neuberger Berman AMT Socially Responsive

o     Oppenheimer Core Bond Fund/VA

o     Oppenheimer Main Street Small Cap Fund(R)/VA

o     PIMCO VIT All Asset

o     PIMCO VIT CommodityRealReturn Strategy

o     PIMCO VIT Emerging Markets Bond

o     PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

o     PIMCO VIT Low Duration

o     PIMCO VIT Real Return

o     PIMCO VIT Small Cap StocksPLUS(R) TR

o     Royce Micro-Cap

o     RVT CLS AdvisorOne Amerigo

o     RVT CLS AdvisorOne Clermont

o     Rydex VT All-Cap Opportunity (formerly Rydex VT Sector Rotation)

o     Rydex VT Alternative Strategies Allocation

o     Rydex VT Essential Portfolio Aggressive

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                                       5

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o     Rydex VT Essential Portfolio Conservative

o     Rydex VT Essential Portfolio Moderate

o     Rydex VT Hedged Equity

o     Rydex VT International Opportunity (formerly Rydex VT International
       Rotation)

o     Rydex VT Managed Futures Strategy

o     Rydex VT Multi-Cap Core Equity

o     Rydex VT Multi-Hedge Strategies (formerly Rydex VT Absolute Return
       Strategies)

o     SBL All Cap Value (formerly SBL Equity Income)

o     SBL Alpha Opportunity

o     SBL Enhanced Index

o     SBL Equity

o     SBL Global

o     SBL High Yield

o     SBL Large Cap Value

o     SBL Managed Asset Allocation

o     SBL Mid Cap Growth

o     SBL Mid Cap Value

o     SBL Money Market

o     SBL Select 25

o     SBL Small Cap Growth

o     SBL Small Cap Value

o     SBL U.S. Intermediate Bond (formerly SBL Diversified Income)

o     Van Kampen LIT Comstock

o     Van Kampen LIT Government

o     Van Kampen UIF Emerging Markets Equity

o     Van Kampen UIF Equity and Income


      You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

================================================================================

FIXED ACCOUNT -- You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. See "The Fixed Account."

PURCHASE PAYMENTS -- Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

CONTRACT BENEFITS -- You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may not select riders with total charges in excess of 1.70% (1.55% if your Contract was issued prior to September 1, 2005 and 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider):

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Minimum Withdrawal Benefit;

o     Extra Credit at 3%, 4% or 5%; or

o     0-Year or 4-Year Alternate Withdrawal Charge.

* Provides a death benefit.

The Company makes each rider option available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary. You cannot change or cancel the Rider(s) that you select after they are issued. See the detailed description of the riders under "Optional Riders."

FREE-LOOK RIGHT -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which your Contract is delivered to us any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment

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                                       6

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risk associated with Credit Enhancements during the Free-Look Period.

CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

      The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. (Bonus Credits are subject to withdrawal charges on the same basis as purchase payments in the event of a full or partial withdrawal of any such Bonus Credits.) Each Purchase Payment and Bonus Credit you make is considered to have a certain "age," depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment or Bonus Credit is "age one" in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

------------------------------------------------------
    PURCHASE PAYMENT AND BONUS
      CREDIT AGE (IN YEARS)       WITHDRAWAL CHARGE
------------------------------------------------------
                1                        7%
                2                        7%
                3                        6%
                4                        5%
                5                        4%
                6                        3%
                7                        2%
            8 and over                   0%
------------------------------------------------------

      The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. See "Contingent Deferred Sales Charge."

      MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

-------------------------------------------------------
                                ANNUAL MORTALITY AND
  CONTRACT VALUE                 EXPENSE RISK CHARGE
-------------------------------------------------------
  Less than $25,000                     0.85%
  At least $25,000 but less
     than $100,000                      0.70%
  $100,000 or more                      0.60%
-------------------------------------------------------

During the Annuity Period, the mortality and expense risk charge is 1.25%, in lieu of the amounts set forth above. See "Mortality and Expense Risk Charge."

      OPTIONAL RIDER CHARGES. The Company deducts a monthly charge from Contract Value for certain Riders that may be elected by the Owner. The Company generally will deduct the monthly Rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

      The Company makes each Rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary. You may not terminate a Rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. You may not select Riders with a total charge that exceeds 1.70% of Contract Value (1.55% if your contract was issued before September 1, 2005, and 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%,

--------------------------------------------------------------------------------
                                        7
because the total cost of such Riders, 1.40%, would exceed the applicable maximum Rider charge of 1.00%. Each Rider and its charge are listed below. See "Optional Rider Charges."

OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value allocated to the Subaccounts)

--------------------------------------------------------------------------------
                                                         Rate(1)      Annual
                                                                   Rider Charge
--------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                          3%          0.25%
Income Benefit                                             5%          0.40%
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                          ---           0.25%
--------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                    ---           0.55%(2)
--------------------------------------------------------------------------------
                                                           3%          0.40%
Extra Credit(3)                                            4%          0.55%
                                                           5%          0.70%
--------------------------------------------------------------------------------
Alternate Withdrawal Charge                              0-Year        0.70%
                                                         4-Year        0.60%(4)
--------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such Rider is used in calculating the maximum Rider charge of 1.70% (1.55% if your Contract was issued before September 1, 2005, and 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider).

(3) The Company will deduct the charge for this Rider during the seven-year period beginning on the Contract Date.

(4) If the Company issued your rider prior to September 1, 2005, the charge for the 4-year Alternate Withdrawal Charge Rider is 0.55%.
--------------------------------------------------------------------------------

      ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."

      ACCOUNT ADMINISTRATION CHARGE. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

      PREMIUM TAX CHARGE. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See "Premium Tax Charge."

      LOAN INTEREST CHARGE. The Company charges interest on a loan at an annual effective rate of 7.4%. The Company also will credit the amount in the Loan Account with an annual effective rate of 3%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%. Thus, the highest net cost of a loan you may be charged is 4.4%.

      OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."


      TAX-FREE EXCHANGES -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

      The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.


CONTACTING THE COMPANY -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First

--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------

Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

EXPENSE TABLE

      The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."
--------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                     None
--------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn
      attributable to Purchase Payments)                               7%(1)
--------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                         None
--------------------------------------------------------------------------------
PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
   Account Administration Charge                                       $30(2)
--------------------------------------------------------------------------------
   Net Loan Interest Charge(3)                                         4.4%
--------------------------------------------------------------------------------
   Separate Account Annual Expenses
   (as a percentage of average Subaccount daily net assets)
--------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                          0.85%(4)
--------------------------------------------------------------------------------
     Annual Administration Charge                                      0.15%
--------------------------------------------------------------------------------
     Maximum Annual Charge for Optional Riders                         1.70%(5)
--------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                            2.70%
--------------------------------------------------------------------------------

(1) The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to
      (1) 10% of Purchase Payments, excluding any Credit Enhancements, in the first Contract Year, and (2) 10% of Contract Value as of the beginning of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) An account administration charge of $30 is deducted at each Contract Anniversary and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

(3) The net loan cost of 4.4% is the difference between the amount of interest the Company charges you for a loan (7.4%) and the amount of interest the Company credits to the Loan Account (3%).

(4) The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 0.85%; At least $25,000 but less than $100,000 - 0.70%; $100,000 or more - 0.60%. Any mortality and expense risk charge above the minimum charge of 0.60% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the annual mortality and expense risk charge is 1.25%, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

(5) You may select optional Riders. If you select one or more of such Riders, the charge will be deducted from your Contract Value. (See the applicable Rider charges in the table below.) You may not select Riders with a total charge that exceeds 1.70% of Contract Value (1.55% if your Contract was issued before September 1, 2005; provided however, that you may not select riders with total charges in excess of 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider).

--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value allocated to the Subaccounts)
--------------------------------------------------------------------------------
                                                       Rate(1)       Annual
                                                                  Rider Charge
--------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                  3%           0.25%
                                                         5%           0.40%
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                    ---          0.25%
--------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider              ---          0.55%(2)
--------------------------------------------------------------------------------
                                                         3%           0.40%
Extra Credit Rider(3)                                    4%           0.55%
                                                         5%           0.70%
--------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider                      0-Year         0.70%
                                                       4-Year         0.60%(4)
--------------------------------------------------------------------------------
(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such Rider is used in calculating the maximum Rider charge of 1.70% (1.55% if your Contract was issued before September 1, 2005; provided however, that you may not select riders with total charges in excess of 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider).

(3) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(4) If the Company issued your rider before September 1, 2005, the charge for the 4-year Alternate Withdrawal Charge Rider is 0.55%.
--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


                                                           MINIMUM       MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)          0.65%       6.36%(2)
--------------------------------------------------------------------------------
(1) Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2008, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2008. Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

(2) The actual minimum and maximum Total Annual Underlying Fund Operating Expenses for the period ended December 31, 2008 after taking into account any contractual expense waivers and/or reimbursements were 0.65% and 1.67%, respectively
--------------------------------------------------------------------------------


EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                           1        3        5       10
                                         YEAR     YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
If you surrender your                   $1,512   $3,064   $4,422   $7,462
Contract at the end of
the applicable time period
--------------------------------------------------------------------------------
If you do not surrender or you
  annuitize your Contract                  897    2,580    4,126    7,462
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION


      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31.

                                                            2008       2007       2006     2005(A)
---------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  14.71   $  15.07   $  13.85   $  13.44
   End of period ......................................   $   6.82   $  14.71   $  15.07   $  13.85
Accumulation units outstanding at the end of period ...     32,068     30,072      2,551        471
---------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT(B)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  11.23   $  10.55   $  10.00        ---
   End of period ......................................   $   5.72   $  11.23   $  10.55        ---
Accumulation units outstanding at the end of period ...     53,052     24,784     13,235        ---
---------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  13.72   $  12.74   $  12.56   $  11.67
   End of period ......................................   $   9.43   $  13.72   $  12.74   $  12.56
Accumulation units outstanding at the end of period ...      5,336      8,875        377          0
---------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL REAL ESTATE(B)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  23.17   $  25.47   $  18.54   $  15.55
   End of period ......................................   $  12.35   $  23.17   $  25.47   $  18.54
Accumulation units outstanding at the end of period ...     44,774     22,188      5,527        130
---------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  17.87   $  16.21   $  13.16   $  11.46
   End of period ......................................   $  10.23   $  17.87   $  16.21   $  13.16
Accumulation units outstanding at the end of period ...     66,553     28,435      9,357        983
---------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  15.59   $  14.82   $  13.86   $  13.18
   End of period ......................................   $  10.71   $  15.59   $  14.82   $  13.86
Accumulation units outstanding at the end of period ...     12,856      8,310      2,085      1,348
---------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE(E)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $   8.76   $  10.00        ---        ---
   End of period ......................................   $   6.37   $   8.76        ---        ---
Accumulation units outstanding at the end of period ...      3,149      3,344        ---        ---
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------

                                                            2008       2007       2006     2005(A)
---------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  13.11   $  11.27   $  12.11   $  11.97
   End of period ......................................   $   7.37   $  13.11   $  11.27   $  12.11
Accumulation units outstanding at the end of period ...     31,464     21,562     18,946     14,567
---------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  14.19   $  15.56   $  13.64   $  13.32
   End of period ......................................   $  10.01   $  14.19   $  15.56   $  13.64
Accumulation units outstanding at the end of period ...     56,273     46,615     17,046          0
---------------------------------------------------------------------------------------------------
DENT STRATEGIC PORTFOLIO(F)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  10.00        ---        ---        ---
   End of period ......................................   $   7.90        ---        ---        ---
Accumulation units outstanding at the end of period ...     31,067        ---        ---        ---
---------------------------------------------------------------------------------------------------
DREYFUS IP TECHNOLOGY GROWTH
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  11.18   $  10.14   $  10.12   $   9.51
   End of period ......................................   $   6.33   $  11.18   $  10.14   $  10.12
Accumulation units outstanding at the end of period ...      5,982      7,962        262          0
---------------------------------------------------------------------------------------------------
DREYFUS VIF INTERNATIONAL VALUE
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  14.28   $  14.27   $  12.10   $  11.11
   End of period ......................................   $   8.60   $  14.28   $  14.27   $  12.10
Accumulation units outstanding at the end of period ...     69,360     29,784     28,047          0
---------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES(E)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $   9.55   $  10.00        ---        ---
   End of period ......................................   $   6.47   $   9.55        ---        ---
Accumulation units outstanding at the end of period ...     64,115     84,085        ---        ---
---------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES(E)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $   8.79   $  10.00        ---        ---
   End of period ......................................   $   5.67   $   8.79        ---        ---
Accumulation units outstanding at the end of period ...     14,569      8,716        ---        ---
---------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION(F)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  10.00        ---        ---        ---
   End of period ......................................   $   6.50        ---        ---        ---
Accumulation units outstanding at the end of period ...      1,476        ---        ---        ---
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------

                                                            2008       2007       2006     2005(A)
---------------------------------------------------------------------------------------------------
JANUS ASPEN ENTERPRISE (FORMERLY JANUS ASPEN MID CAP
   GROWTH)(E)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  10.71   $  10.00        ---        ---
   End of period ......................................   $   5.79   $  10.71        ---        ---
Accumulation units outstanding at the end of period ...     16,335     84,402        ---        ---
---------------------------------------------------------------------------------------------------
JANUS ASPEN INTECH RISK-MANAGED CORE(E)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $   9.70   $  10.00        ---        ---
   End of period ......................................   $   5.96   $   9.70        ---        ---
Accumulation units outstanding at the end of period ...          0          0        ---        ---
---------------------------------------------------------------------------------------------------
JANUS ASPEN JANUS PORTFOLIO (FORMERLY JANUS ASPEN
   LARGE CAP GROWTH)(E)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  10.28   $  10.00        ---        ---
   End of period ......................................   $   5.96   $  10.28        ---        ---
Accumulation units outstanding at the end of period ...     57,491      5,421        ---        ---
---------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH(B)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  10.04   $  10.39   $  10.00        ---
   End of period ......................................   $   5.75   $  10.04   $  10.39        ---
Accumulation units outstanding at the end of period ...    136,580     57,467     37,808        ---
---------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD
   BOND(E)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $   9.38   $  10.00        ---        ---
   End of period ......................................   $   6.24   $   9.38        ---        ---
Accumulation units outstanding at the end of period ...      2,835        579        ---        ---
---------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH(B)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  10.54   $   9.96   $  10.00        ---
   End of period ......................................   $   6.02   $  10.54   $   9.96        ---
Accumulation units outstanding at the end of period ...     13,379      1,601          0        ---
---------------------------------------------------------------------------------------------------
MFS(R) VIT RESEARCH INTERNATIONAL(B)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  12.28   $  11.34   $  10.00        ---
   End of period ......................................   $   6.80   $  12.28   $  11.34        ---
Accumulation units outstanding at the end of period ...     64,112     33,471      6,214        ---
---------------------------------------------------------------------------------------------------
MFS(R) VIT TOTAL RETURN(B)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  10.65   $  10.64   $  10.00        ---
   End of period ......................................   $   7.97   $  10.65   $  10.64        ---
Accumulation units outstanding at the end of period ...    162,084     73,845    107,817        ---
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------

                                                            2008       2007       2006     2005(A)
---------------------------------------------------------------------------------------------------
MFS(R) VIT UTILITIES(B)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  15.15   $  12.33   $  10.00        ---
   End of period ......................................   $   9.07   $  15.15   $  12.33        ---
Accumulation units outstanding at the end of period ...     76,260     52,456      6,589        ---
---------------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES (FORMERLY MUTUAL
   DISCOVERY SECURITIES)(E)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  10.00   $  10.00        ---        ---
   End of period ......................................   $   6.89   $  10.00        ---        ---
Accumulation units outstanding at the end of period ...     82,757     85,099        ---        ---
---------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE(C)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  16.83   $  16.28   $  10.00        ---
   End of period ......................................   $   9.82   $  16.83   $  16.28        ---
Accumulation units outstanding at the end of period ...     33,971     19,820         95        ---
---------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA(E)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $   9.98   $  10.00        ---        ---
   End of period ......................................   $   5.86   $   9.98        ---        ---
Accumulation units outstanding at the end of period ...    158,626     38,736        ---        ---
---------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  17.28   $  18.20   $  16.48   $  15.14
   End of period ......................................   $  10.32   $  17.28   $  18.20   $  16.48
Accumulation units outstanding at the end of period ...     19,391     20,865      7,371      2,969
---------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  12.49   $  11.97   $  11.87   $  11.52
   End of period ......................................   $  10.12   $  12.49   $  11.97   $  11.87
Accumulation units outstanding at the end of period ...     34,076      3,070        330          0
---------------------------------------------------------------------------------------------------
PIMCO VIT COMMODITYREALRETURN STRATEGY(B)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  12.09   $  10.18   $  10.00        ---
   End of period ......................................   $   6.54   $  12.09   $  10.18        ---
Accumulation units outstanding at the end of period ...     26,263     11,367      3,812        ---
---------------------------------------------------------------------------------------------------
PIMCO VIT EMERGING MARKETS BOND(E)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $   9.99   $  10.00        ---        ---
   End of period ......................................   $   8.21   $   9.99        ---        ---
Accumulation units outstanding at the end of period ...     20,389      4,153        ---        ---
---------------------------------------------------------------------------------------------------

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                                       14

--------------------------------------------------------------------------------

                                                            2008       2007       2006     2005(A)
---------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND (U.S. DOLLAR HEDGED)(B)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $   9.94   $   9.96   $  10.00        ---
   End of period ......................................   $   9.35   $   9.94   $   9.96        ---
Accumulation units outstanding at the end of period ...     69,591     65,199     47,964        ---
---------------------------------------------------------------------------------------------------
PIMCO VIT LOW DURATION
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $   9.72   $   9.40   $   9.38   $   9.60
   End of period ......................................   $   9.32   $   9.72   $   9.40   $   9.38
Accumulation units outstanding at the end of period ...     52,930     14,680     20,870      1,138
---------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  11.09   $  10.41   $  10.72   $  10.83
   End of period ......................................   $   9.93   $  11.09   $  10.41   $  10.72
Accumulation units outstanding at the end of period ...    179,856    154,493     57,766     17,518
---------------------------------------------------------------------------------------------------
PIMCO VIT SMALL CAP STOCKSPLUS(R) TR(E)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $   9.42   $  10.00        ---        ---
   End of period ......................................   $   6.12   $   9.42        ---        ---
Accumulation units outstanding at the end of period ...      1,337      1,132        ---        ---
---------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP(B)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  10.75   $  10.74   $  10.00        ---
   End of period ......................................   $   5.88   $  10.75   $  10.74        ---
Accumulation units outstanding at the end of period ...     89,509     31,001     11,950        ---
---------------------------------------------------------------------------------------------------
RVT CLS ADVISORONE AMERIGO(B)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  11.51   $  10.51   $  10.00        ---
   End of period ......................................   $   6.31   $  11.51   $  10.51        ---
Accumulation units outstanding at the end of period ...    356,472    204,544     72,828        ---
---------------------------------------------------------------------------------------------------
RVT CLE ADVISORONE CLERMONT(B)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  10.50   $  10.27   $  10.00        ---
   End of period ......................................   $   7.08   $  10.50   $  10.27        ---
Accumulation units outstanding at the end of period ...     82,118     50,789     33,998        ---
---------------------------------------------------------------------------------------------------
RYDEX VT ALL-CAP OPPORTUNITY (FORMERLY RYDEX VT
   SECTOR ROTATION)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  18.13   $  15.34   $  14.30   $  12.57
   End of period ......................................   $  10.35   $  18.13   $  15.34   $  14.30
Accumulation units outstanding at the end of period ...     26,693     27,459      9,645        833
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------

                                                            2008       2007       2006     2005(A)
---------------------------------------------------------------------------------------------------
RYDEX VT ALTERNATIVE STRATEGIES ALLOCATION(F)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  10.00        ---        ---        ---
   End of period ......................................   $   7.94        ---        ---        ---
Accumulation units outstanding at the end of period ...      2,534        ---        ---        ---
---------------------------------------------------------------------------------------------------
RYDEX VT ESSENTIAL PORTFOLIO AGGRESSIVE(E)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $   9.84   $  10.00        ---        ---
   End of period ......................................   $   7.10   $   9.84        ---        ---
Accumulation units outstanding at the end of period ...     13,512     31,164        ---        ---
---------------------------------------------------------------------------------------------------
RYDEX VT ESSENTIAL PORTFOLIO CONSERVATIVE(E)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $   9.94   $  10.00        ---        ---
   End of period ......................................   $   8.53   $   9.94        ---        ---
Accumulation units outstanding at the end of period ...     26,895     10,928        ---        ---
---------------------------------------------------------------------------------------------------
RYDEX VT ESSENTIAL PORTFOLIO MODERATE(E)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $   9.85   $  10.00        ---        ---
   End of period ......................................   $   7.82   $   9.85        ---        ---
Accumulation units outstanding at the end of period ...     60,888     51,212        ---        ---
---------------------------------------------------------------------------------------------------
RYDEX VT HEDGED EQUITY(E)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $   9.67   $  10.00        ---        ---
   End of period ......................................   $   7.09   $   9.67        ---        ---
Accumulation units outstanding at the end of period ...      9,520      2,660        ---        ---
---------------------------------------------------------------------------------------------------
RYDEX VT INTERNATIONAL OPPORTUNITY (FORMERLY RYDEX
   VT INTERNATIONAL ROTATION)(F)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  10.00        ---        ---        ---
   End of period ......................................   $   6.30        ---        ---        ---
Accumulation units outstanding at the end of period ...          0        ---        ---        ---
---------------------------------------------------------------------------------------------------
RYDEX VT MANAGED FUTURES STRATEGY(G)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  10.00        ---        ---        ---
   End of period ......................................   $   9.57        ---        ---        ---
Accumulation units outstanding at the end of period ...     13,637        ---        ---        ---
---------------------------------------------------------------------------------------------------
RYDEX VT MULTI-CAP CORE EQUITY(E)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $   8.69   $  10.00        ---        ---
   End of period ......................................   $   5.11   $   8.69        ---        ---
Accumulation units outstanding at the end of period ...      5,959      2,298        ---        ---
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------

                                                            2008       2007       2006     2005(A)
---------------------------------------------------------------------------------------------------
RYDEX VT MULTI-HEDGE STRATEGIES (FORMERLY RYDEX VT
   ABSOLUTE RETURN STRATEGIES)(E)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $   9.74   $  10.00        ---        ---
   End of period ......................................   $   7.63   $   9.74        ---        ---
Accumulation units outstanding at the end of period ...      2,633          0        ---        ---
---------------------------------------------------------------------------------------------------
SBL ALL CAP VALUE (FORMERLY SBL EQUITY INCOME)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  13.65   $  13.78   $  12.04   $  11.86
   End of period ......................................   $   8.09   $  13.65   $  13.78   $  12.04
Accumulation units outstanding at the end of period ...    122,982     74,392     35,472     26,024
---------------------------------------------------------------------------------------------------
SBL ALPHA OPPORTUNITY
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  16.00   $  14.06   $  12.90   $  12.31
   End of period ......................................   $  10.09   $  16.00   $  14.06   $  12.90
Accumulation units outstanding at the end of period ...     41,408     23,641      6,984      3,310
---------------------------------------------------------------------------------------------------
SBL ENHANCED INDEX
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $   7.73   $   7.95   $   7.14   $   6.91
   End of period ......................................   $   4.65   $   7.73   $   7.95   $   7.14
Accumulation units outstanding at the end of period ...     79,922     82,364     90,051     43,357
---------------------------------------------------------------------------------------------------
SBL EQUITY
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $   6.55   $   7.15   $   6.58   $   6.43
   End of period ......................................   $   3.95   $   6.55   $   7.15   $   6.58
Accumulation units outstanding at the end of period ...     10,376      9,677        869          0
---------------------------------------------------------------------------------------------------
SBL GLOBAL
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  11.97   $  11.41   $  10.10   $   8.85
   End of period ......................................   $   7.10   $  11.97   $  11.41   $  10.10
Accumulation units outstanding at the end of period ...    203,408    203,880     98,194     14,218
---------------------------------------------------------------------------------------------------
SBL HIGH YIELD
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  23.61   $  24.02   $  22.43   $  22.38
   End of period ......................................   $  15.93   $  23.61   $  24.02   $  22.43
Accumulation units outstanding at the end of period ...     90,954     62,264     31,608      2,395
---------------------------------------------------------------------------------------------------
SBL LARGE CAP GROWTH(D)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................        ---        ---   $   5.25   $   5.14
   End of period ......................................        ---        ---        ---   $   5.25
Accumulation units outstanding at the end of period ...        ---        ---        ---          0
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------

                                                            2008       2007       2006     2005(A)
---------------------------------------------------------------------------------------------------
SBL LARGE CAP VALUE
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  11.10   $  10.89   $   9.27   $   8.59
   End of period ......................................   $   6.72   $  11.10   $  10.89   $   9.27
Accumulation units outstanding at the end of period ...    130,020    154,507     10,643         75
---------------------------------------------------------------------------------------------------
SBL MAIN STREET GROWTH AND INCOME(R)(D)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................        ---        ---   $  15.28   $  14.72
   End of period ......................................        ---        ---        ---   $  15.28
Accumulation units outstanding at the end of period ...        ---        ---        ---     16,610
---------------------------------------------------------------------------------------------------
SBL MANAGED ASSET ALLOCATION
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  10.72   $  10.50   $   9.73   $   9.54
   End of period ......................................   $   7.52   $  10.72   $  10.50   $   9.73
Accumulation units outstanding at the end of period ...     72,624     42,828     17,304      9,105
---------------------------------------------------------------------------------------------------
SBL MID CAP GROWTH
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $   8.19   $   9.50   $   9.40   $   8.57
   End of period ......................................   $   4.74   $   8.19   $   9.50   $   9.40
Accumulation units outstanding at the end of period ...     81,452     85,784     69,807     34,459
---------------------------------------------------------------------------------------------------
SBL MID CAP VALUE
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  22.17   $  22.61   $  20.47   $  17.70
   End of period ......................................   $  15.28   $  22.17   $  22.61   $  20.47
Accumulation units outstanding at the end of period ...    102,989     88,828     67,025     25,530
---------------------------------------------------------------------------------------------------
SBL MONEY MARKET
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $   9.30   $   9.23   $   9.17   $   9.26
   End of period ......................................   $   9.15   $   9.30   $   9.23   $   9.17
Accumulation units outstanding at the end of period ...    612,095    473,826     72,011          0
---------------------------------------------------------------------------------------------------
SBL SELECT 25
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $   6.48   $   7.18   $   6.93   $   6.29
   End of period ......................................   $   3.93   $   6.48   $   7.18   $   6.93
Accumulation units outstanding at the end of period ...     52,219     60,397     51,367      2,595
---------------------------------------------------------------------------------------------------
SBL SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $   6.93   $   6.81   $   6.73   $   6.27
   End of period ......................................   $   3.52   $   6.93   $   6.81   $   6.73
Accumulation units outstanding at the end of period ...     28,287     25,508     13,065          0
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------

                                                            2008       2007       2006     2005(A)
---------------------------------------------------------------------------------------------------
SBL SMALL CAP VALUE
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  23.77   $  22.39   $  20.49   $  18.18
   End of period ......................................   $  14.06   $  23.77   $  22.39   $  20.49
Accumulation units outstanding at the end of period ...     25,757     17,018      5,014        200
---------------------------------------------------------------------------------------------------
SBL SOCIAL AWARENESS(D)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................        ---        ---   $   6.36   $   6.16
   End of period ......................................        ---        ---        ---   $   6.36
Accumulation units outstanding at the end of period ...        ---        ---        ---          0
---------------------------------------------------------------------------------------------------
SBL U.S. INTERMEDIATE BOND (FORMERLY SBL DIVERSIFIED
   INCOME)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  11.08   $  11.17   $  11.18   $  11.42
   End of period ......................................   $   9.74   $  11.08   $  11.17   $  11.18
Accumulation units outstanding at the end of period ...     69,360     67,393     38,219     26,838
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK(B)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  10.29   $  10.94   $  10.00        ---
   End of period ......................................   $   6.36   $  10.29   $  10.94        ---
Accumulation units outstanding at the end of period ...     15,672     12,402         51        ---
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GOVERNMENT(B)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  10.36   $  10.05   $  10.00        ---
   End of period ......................................   $  10.13   $  10.36   $  10.05        ---
Accumulation units outstanding at the end of period ...    150,854    188,194     95,191        ---
---------------------------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS EQUITY(E)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  12.68   $  10.00        ---        ---
   End of period ......................................   $   5.28   $  12.68        ---        ---
Accumulation units outstanding at the end of period ...     24,235     12,200        ---        ---
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------

                                                            2008       2007       2006     2005(A)
---------------------------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME(B)
---------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  10.68   $  10.73   $  10.00        ---
   End of period ......................................   $   7.95   $  10.68   $  10.73        ---
Accumulation units outstanding at the end of period ...     34,264     22,006      5,685        ---
---------------------------------------------------------------------------------------------------

(a) For the period February 1, 2005 (the date publicly offered) to December 31, 2005.

(b) For the period March 13, 2006 (the date publicly offered) to December 31, 2006.

(c) For the period May 1, 2006 (the date first publicly offered) to December 31, 2006.

(d) On June 16, 2006 the funds underlying the SBL Large Cap Growth, SBL Main Street Growth and Income, and SBL Social Awareness Subaccounts were reorganized into SBL Fund Series Y (Select 25), SBL Fund Series H (Enhanced Index) and Neuberger Berman AMT Socially Responsive Portfolio, respectively. Contract Value allocated to these Subaccounts on that date was transferred to the SBL Select 25, SBL Enhanced Index and Neuberger Berman AMT Socially Responsive Subaccounts, respectively. Accordingly, there were no accumulation unit values or outstanding units on or after June 16, 2006.

(e) For the period April 30, 2007 (the date publicly offered) to December 31, 2007.

(f)   For the period May 1, 2008 (the date publicly offered) to December 31,
      2008.

(g) For the period November 17, 2008 (the date publicly offered) to December 31, 2008.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK -- The Company is a life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation ("Security Benefit"), a financial services holding company, organized under the laws of the State of Kansas. Security Benefit is wholly owned by Security Benefit Mutual Holding Company, a Kansas mutual holding company.

      The Principal Underwriter for the Contract is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit.

PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company. It is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives

--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------

and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from the use of the Underlying Funds for mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force an Underlying Fund to sell securities at disadvantageous prices.

      A summary of the investment objective of each Underlying Fund is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

      CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATE RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.


      12B-1 FEES. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.35% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.


      PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (and/or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.15% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

      OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive

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to market the Underlying Funds and to cooperate with their promotional efforts.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


      TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.15% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund on an annual basis.


      SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the contract as an investment vehicle for a Section 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.


IMPORTANT INFORMATION ABOUT YOUR BENEFITS UNDER THE CONTRACT -- Many financial services companies, including insurance companies, have faced unprecedented challenges over the past several months, and the Company ("we") are not immune to those challenges. We know it is important for you to understand how these events may affect your Contract Value and our ability to meet the guarantees under your Contract.

      ASSETS IN THE SEPARATE ACCOUNT. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

      ASSETS IN THE GENERAL ACCOUNT. The Contract also permits you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees

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                                       23

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under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

      Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength. An insurance company's financial strength may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.

      OUR RATINGS. You will find, at www.securitybenefit.com, information on ratings assigned to the Company by third-party rating organizations A.M. Best Company and Standard & Poor's. These ratings, which reflect recent downgrades and adverse market developments, are opinions of our capacity to meet the obligations of our insurance and annuity contracts based on our financial strength.

      FINANCIAL STATEMENTS. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent quarterly and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461 or by visiting www.securitybenefit.com. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.


APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may not select riders with total charges in excess of 1.70% (1.55% if your Contract was issued prior to September 1, 2005 and 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider):

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Minimum Withdrawal Benefit;

o     Extra Credit at 3%, 4% or 5%; or

o     0-Year or 4-Year Alternate Withdrawal Charge.

* Provides a death benefit.

The Company makes each rider option available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary. You cannot change or cancel the Rider(s) that you select after they are issued. See the detailed description of the riders under "Optional Riders."

      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

GUARANTEED MINIMUM INCOME BENEFIT -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application; provided, however, that the Minimum Income Benefit shall not exceed an amount equal to your Purchase

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                                       24

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Payments, less the amount of any withdrawals (including any withdrawal charges)
and any applicable premium tax, times 200%. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the SBL Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate.

      In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

ANNUAL STEPPED UP DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

o Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within 12 months of the date of the Owner's death, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instructions regarding payment within 12 months of the date of the Owner's death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. If you elect this rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial Purchase Payment including any Credit Enhancement. If you purchase the rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the Valuation Date we add this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance

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of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The
Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit
Amount:

------------------------------ --------------------
           ANNUAL                   BENEFIT
     WITHDRAWAL AMOUNT*              AMOUNT*
------------------------------ --------------------
             5%                       130%
             6%                       110%
             7%                       100%
--------------------------------------------------------------------------------
* A percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)

      If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

      If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge" and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

      The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

      The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount. The percentage is determined by dividing: (i) the excess withdrawal amount by (ii) Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 85 or younger.


      If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount. You should consult a tax adviser before

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purchasing the Guaranteed Minimum Withdrawal Benefit rider with a Qualified
Contract.


EXTRA CREDIT -- This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 3%, 4% or 5% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.

      In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.    Contract Value immediately prior to the withdrawal.

      The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not have more than one Extra Credit Rider in effect on your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

      The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the Annual Stepped Up Death Benefit Riders.

      The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

      If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

                      RATE OF RETURN
  INTEREST RATE      (NET OF EXPENSES)
------------------ ----------------------
       3%                 -5.00%
       4%                 -1.50%
       5%                  0.80%
------------------ ----------------------

The Internal Revenue Code generally requires that interests in a tax-qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a tax-qualified Contract.

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ALTERNATE WITHDRAWAL CHARGE -- This Rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

       0-YEAR SCHEDULE              4-YEAR SCHEDULE
-----------------------------------------------------------
   PURCHASE                      PURCHASE
  PAYMENT AGE    WITHDRAWAL    PAYMENT AGE    WITHDRAWAL
  (IN YEARS)       CHARGE       (IN YEARS)      CHARGE
-----------------------------------------------------------
  0 and over         0%             1             7%
                                    2             7%
                                    3             6%
                                    4             5%
                                5 and over        0%
-----------------------------------------------------------

If you purchase this Rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit."

PURCHASE PAYMENTS -- The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are the Owner and/or Joint Owner.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a purchase payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be

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effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is properly completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

BONUS CREDIT -- During the period that began September 1, 2005 and ended December 31, 2007, the Company paid a Bonus Credit equal to 2% of any initial purchase payment applied to a Contract issued during that time period; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of September 1, 2005 through December 31, 2007; (2) the Contract was issued without an Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger. The Company applied the Bonus Credit at the time the initial Purchase Payment was effective and allocated it among the Subaccounts in the same proportion as the initial purchase payment. This rider is no longer available. There is no additional charge for the 2% Bonus Credit.

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, or quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least one month if transfers were made on a monthly basis, or one quarter if transfers were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

      You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain

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                                       29

--------------------------------------------------------------------------------

restrictions described under "Transfers and Withdrawals from the Fixed Account."

ASSET REALLOCATION OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual, or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual, or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual, or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

      Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

TRANSFERS OF CONTRACT VALUE -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account."

      FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as

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                                       30

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their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

o     The total dollar amount being transferred;

o     The number of transfers you made within the previous 12 months;

o     Transfers to and from (or from and to) the same Subaccount;

o Whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o Whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

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                                       31

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
                                                                                     NUMBER OF
                                                                                    ROUND TRIP
                                   SUBACCOUNT                                       TRANSFERS
----------------------------------------------------------------------------------------------
RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, SBL Money Market            Unlimited
----------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA, Oppenheimer Main Street Small Cap Fund(R)/VA            6(1)
----------------------------------------------------------------------------------------------
AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care        4(1)
AIM V.I. Global Real Estate, AIM V.I. International Growth, AIM V.I. Mid Cap
Core Equity, Dent Strategic Portfolio, Franklin Income Securities, Franklin
Small Cap Value Securities, Franklin Templeton VIP Founding Funds Allocation,
Legg Mason Partners Variable Aggressive Growth, Legg Mason Partners Variable
Global High Yield Bond, Legg Mason Partners Variable Small Cap Growth, Mutual
Global Discovery Securities, Neuberger Berman AMT Socially Responsive, PIMCO VIT
All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets
Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO
VIT Real Return, PIMCO VIT Small Cap StocksPLUS(R) TR, Rydex VT All-Cap
Opportunity, Rydex VT Alternative Strategies Allocation, Rydex VT Essential
Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, Rydex VT
Essential Portfolio Moderate, Rydex VT Hedged Equity, Rydex VT International
Opportunity, Rydex VT Managed Futures Strategy, Rydex VT Multi-Cap Core Equity,
Rydex VT Multi-Hedge Strategies, SBL All Cap Value, SBL Alpha Opportunity, SBL
Enhanced Index, SBL Equity, SBL Global, SBL High Yield, SBL Large Cap Value, SBL
Managed Asset Allocation, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Select 25,
SBL Small Cap Growth, SBL Small Cap Value, SBL U.S. Intermediate Bond, Van
Kampen LIT Comstock, Van Kampen LIT Government, Van Kampen UIF Emerging Markets
Equity, Van Kampen UIF Equity and Income
----------------------------------------------------------------------------------------------
Royce Micro-Cap                                                                        3(1)
----------------------------------------------------------------------------------------------
Dreyfus IP Technology Growth, Dreyfus VIF International Value                          2(5)
----------------------------------------------------------------------------------------------
American Century VP Mid Cap Value, American Century VP Ultra(R), American
   Century VP Value                                                                    2(1)
----------------------------------------------------------------------------------------------
MFS(R) VIT Research International, MFS(R) VIT Total Return, MFS(R) VIT Utilities       2(2)
----------------------------------------------------------------------------------------------
Janus Aspen Enterprise, Janus Aspen INTECH Risk-Managed Core, Janus Aspen
   Janus Portfolio                                                                     1(4)
----------------------------------------------------------------------------------------------

(1) Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(3) Number of round trip transfers that can be made in any 45 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(4) Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(5) Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
--------------------------------------------------------------------------------


      In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or

--------------------------------------------------------------------------------
                                       32

--------------------------------------------------------------------------------

its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

      Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      The Company does not limit or restrict transfers to or from the SBL Money Market Subaccount, the RVT CLS AdvisorOne Amerigo Subaccount, or the RVT CLS AdvisorOne Clermont Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

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                                       33

--------------------------------------------------------------------------------

CONTRACT VALUE -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Interest credited to the Fixed Account,

o     Payment of Purchase Payments,

o     The amount of any outstanding Contract Debt,

o     Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition, other transactions including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.60%, and (5) the administration charge under the Contract of 0.15%.

      The minimum mortality and expense risk charge of 0.60% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

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                                       34

--------------------------------------------------------------------------------

CUT-OFF TIMES -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

FULL AND PARTIAL WITHDRAWALS -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals after the Annuity Start Date are permitted only under Annuity Option 5. See "Annuity Period." A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charge (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than seven years), a pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge."

      If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit."


      The Company requires the signature of all Owners on any request for withdrawal. The Company requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.


      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request, less any applicable withdrawal or premium tax charge. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge. Alternatively, you may request that any withdrawal and/or premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge in addition to the payment amount. See "Premium Tax Charge." Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit." If a partial Withdrawal causes your Contract Value to be less than $2,000 immediately after the Withdrawal and no Purchase Payments have been made in the prior three years, we may terminate the Contract and send you the Withdrawal proceeds. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.


      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with

--------------------------------------------------------------------------------
                                       35

--------------------------------------------------------------------------------

applicable tax requirements and to decline requests that are not in compliance. For more information, see "Restrictions on Withdrawals from Qualified Plans." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."


SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit."

      In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract. Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

DEATH BENEFIT -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements" below. If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any

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death benefit will be determined according to the terms of the Annuity Option.
See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if any Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements if the Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

      If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

      If you purchased the Annual Stepped Up Death Benefit Rider, your death benefit will be determined in accordance with the terms of the Rider. See the discussion of the Annual Stepped Up Death Benefit Rider. Your death benefit proceeds under the Rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE AT ITS ADMINISTRATIVE OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH INSTRUCTIONS REGARDING THE DEATH BENEFIT PAYMENT, THE DEATH BENEFIT WILL BE AS SET FORTH IN ITEM 2, ABOVE. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

      Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims paying ability.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE -- The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including

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systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include Bonus Credits for purposes of assessing the withdrawal charge.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

      The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. Each Purchase Payment and/or Bonus Credit you make is considered to have a certain "age," depending on the length of time since the Purchase Payment and/or Bonus Credit was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

      PURCHASE PAYMENT AND
      BONUS CREDIT AGE (IN           WITHDRAWAL
            YEARS)                    CHARGE
---------------------------------------------------
               1                        7%
               2                        7%
               3                        6%
               4                        5%
               5                        4%
               6                        3%
               7                        2%
           8 and over                   0%
---------------------------------------------------

      The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

      The withdrawal charge is designed to reimburse the Company for costs and other expense associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expense are not recovered from the charge, such expense may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

                               ANNUAL MORTALITY AND
 CONTRACT VALUE                 EXPENSE RISK CHARGE
------------------------------------------------------
 Less than $25,000                     0.85%
 At least $25,000 but
    less than $100,000                 0.70%
 $100,000 or more                      0.60%
------------------------------------------------------

These amounts are also deducted during the Annuity Period. However, the annual mortality and expense risk charge during the Annuity Period is 1.25%, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The

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mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT ADMINISTRATION CHARGE -- The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.

LOAN INTEREST CHARGE The Company charges interest on a loan at an annual effective rate of 7.4%. The Company also will credit the amount in the Loan Account with an annual effective rate of 3%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%. Thus, the highest net cost of a loan you may be charged is 4.4%.

OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

OPTIONAL RIDER CHARGES -- In addition to the charges and deductions discussed above, you may purchase certain optional Riders under the Contract. The Company makes each Rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary.

      The Company deducts a monthly charge from Contract Value for any Riders elected by the Owner. The Company generally will deduct the monthly Rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. You may not select riders with a total charge that exceeds 1.70% of Contract Value (1.55% of Contract Value if your contract was purchased before September 1, 2005, and 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such Riders, 1.40%, would exceed the applicable maximum Rider charge of 1.00%.

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OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value allocated to Subaccounts)
------------------------------------------------------------------

                                                 Annual
                                    Rate(1)   Rider Charge
------------------------------------------------------------------
Guaranteed Minimum                    3%          0.25%
Income Benefit                        5%          0.40%
------------------------------------------------------------------
Annual Stepped Up Death Benefit     ---           0.25%
------------------------------------------------------------------
Guaranteed Minimum Withdrawal
Benefit                             ---           0.55%(2)
------------------------------------------------------------------
                                      3%          0.40%
Extra Credit(3)                       4%          0.55%
                                      5%          0.70%
------------------------------------------------------------------
Alternate Withdrawal Charge         0-Year        0.70%
                                    4-Year        0.60%(4)
------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such Rider is used in calculating the maximum rider charge of 1.70% (1.55% if your Contract was issued before September 1, 2005, and 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider).

(3) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(4) If the Company issued your rider prior to September 1, 2005, the charge for the 4-year Alternate Withdrawal Charge Rider is 0.55%.

--------------------------------------------------------------------------------

GUARANTEE OF CERTAIN CHARGES -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 0.85% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

UNDERLYING FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date at the time of application. The Annuity Start Date must not be earlier than the 12-month anniversary of the Contract Date and may not be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract Anniversary, although the terms of a Qualified Plan and the laws of New York may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available as a variable, fixed, or combination of variable and fixed Annuity for use with the Subaccounts. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and a pro rata account administration charge, if applicable.

      The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 6 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.

      Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

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      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.

      If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax adviser before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period. The Contract specifies annuity tables for Annuity Options 1 through 6, described below. The tables, adjusted to reflect the assumed interest rate, contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity.

ANNUITY OPTIONS --

      OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      OPTION 3 -- LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      OPTION 4 --

      A. JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. The number of Annuity Units used to determine the annuity payment is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE LAST

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SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      OPTION 5 --PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 10, 15 or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      OPTION 6 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4A, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 6 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the net performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the net performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 6 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 6 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms

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of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

      The Company does not allow the Annuity Start Date to be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract Anniversary.

THE FIXED ACCOUNT

      You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The Company's General Account is subject to regulation and supervision by the New York Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

      Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.

INTEREST -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least the specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the New York requirements. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

      Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

      Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

      For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar

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Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account." If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

DEATH BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES -- Premium taxes and the account administration, optional rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any optional rider charges are deducted from Current Interest with respect to Contract Value allocated to the Fixed Account, to the extent that the resulting credit rate to the Fixed Account is no less than the Guaranteed Rate. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT -- You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than six months, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

      The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to six transfers, to suspend transfers and to limit the amount that may be subject to transfers. See "Transfers of Contract Value."

      If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

      You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."

PAYMENTS FROM THE FIXED ACCOUNT -- Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a written request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

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MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

      JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).



LOANS -- If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest

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outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater ($10,000 limit is not available for contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA")). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we will only use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.


      When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account. Amounts allocated to the Loan Account earn an annual effective rate of 3%.

      Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The Company will charge interest on the loan at an annual effective rate of 7.4%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%.

      Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. You must label each loan payment as such. If not labeled as a loan payment, amounts received by the Company will be treated as Purchase Payments. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

      If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default. The total outstanding loan balance, which includes accrued interest, will be reported to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59 1/2. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value or after the Contractowner attains age 59 1/2. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.

      While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.

      In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

      You should consult with your tax adviser on the effect of a loan.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years,

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the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.


      The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

      If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


FEDERAL TAX MATTERS


INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction

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involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX
STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT. IN ADDITION, AS PROVIDED IN IRS REGULATIONS, WE INFORM YOU THAT THIS MATERIAL IS NOT INTENDED AND CANNOT BE REFERRED TO OR USED (1) TO AVOID TAX PENALTIES, OR (2) TO PROMOTE, SELL OR RECOMMEND ANY TAX PLAN OR ARRANGEMENT.


TAX STATUS OF THE COMPANY
AND THE SEPARATE ACCOUNT --

      GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).


      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income.The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objectives or investment policies.


INCOME TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS -- Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax

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rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

      SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

      For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

      PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

      DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

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      MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

      OPTIONAL BENEFIT RIDERS. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

QUALIFIED PLANS -- The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.


      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Although these rules have been partially suspended for distributions required for 2009, they apply to distributions required for 2008 that are not paid until 2009, and to distributions for all subsequent taxable years. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and

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other transactions with respect to the Contract comply with applicable law.


      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:


      SECTION 403(B). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.



      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary). Distributions are generally not required for 2009.


      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.


      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

      SECTION 408. TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.


      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,000 for 2009. Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($89,000 for 2009 for a married couple filing a joint return and $55,000 for 2009 for a single taxpayer). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $166,000 and $176,000 in 2009. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


      Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such

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purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.


      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. Distributions are generally not required for 2009. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.


      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."


      SECTION 408A. ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. In 2009, the regular contribution limits are phased out for taxpayers with $105,000 to $120,000 in adjusted gross income ($166,000 to $176,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. This limit will be eliminated beginning in 2010. Distributions from Roth 401(k) plans and Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.



      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed (with a special rule to spread out the income for 2010 rollovers and conversions to 2011 and 2012), but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. Distributions are generally not required for 2009. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner (sixth year if 2009 is one of the years included).


      ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.


      If any portion of the balance to the credit of an employee in a 401, 403(b) or governmental 457 plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

      An "eligible retirement plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under
Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. A 401, 403(b) or governmental 457 plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

      TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a 403(b) or IRA before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated

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beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distributionor (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.


      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."


      MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax adviser.

      WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contact that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.


      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER TAX CONSIDERATIONS --

      FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

      ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

      FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding

--------------------------------------------------------------------------------
                                       53

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Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These

--------------------------------------------------------------------------------
                                       54

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transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive an annual and semiannual report containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC PRIVILEGES -- If the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

SALE OF THE CONTRACT -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.


      PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2008, 2007 and 2006, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $731,447.29, $1,358,010.40 and $281,725.71, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses,

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                                       55

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--------------------------------------------------------------------------------

including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract.


      SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.


      ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment;
(5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The Selling Broker-Dealer Vantage Securities, Inc. received approximately $10,00, additional compensation in connection with the sale of the Company's variable annuity contracts (including the Contract).

      This additional compensation arrangement is not offered to all Selling Broker Dealers and the terms of this arrangement (and of any other such arrangements that SDI may enter into in the future) and the payments made thereunder may differ substantially among Selling Broker Dealers.


      These payments may be significant, and are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

PERFORMANCE INFORMATION

      Performance information for the Subaccounts, including the yield and effective yield of the SBL Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

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                                       56

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--------------------------------------------------------------------------------

      Current yield for the SBL Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the SBL Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the SBL Money Market Subaccount yields may also become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until February 1, 2005, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield of the SBL Money Market Subaccount and total returns of the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


FINANCIAL STATEMENTS -- The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account B - SecureDesigns Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.


TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information for SecureDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, KS 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

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                                       57

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GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS
   Section 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

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                                       58

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OBJECTIVES FOR UNDERLYING FUNDS
--------------------------------------------------------------------------------
There is no guarantee that any Underlying Fund will meet its investment objective.
--------------------------------------------------------------------------------
MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE PROSPECTUSES. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.


                     SHARE CLASS
UNDERLYING FUND    (IF APPLICABLE)        INVESTMENT OBJECTIVE          INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic     Series II          Long-term growth of capital      Sub-adviser(s): AIM Funds Management Inc. (AIM
Value Fund                                                             Funds Management Inc. anticipates changing its
                                                                       name to Invesco Trimark Investment Management Inc.
                                                                       on or prior to December 31, 2008); Invesco Global
                                                                       Asset Management (N.A.), Inc.; Invesco
                                                                       Institutional (N.A.), Inc.; Invesco Senior Secured
                                                                       Management, Inc.; Invesco Hong Kong Limited;
                                                                       Invesco Asset Management Limited; Invesco Asset
                                                                       Management (Japan) Limited; Invesco Asset
                                                                       Management Deutschland, GmbH; and Invesco
                                                                       Australia Limited.

AIM V.I. Capital   Series II          Long-term growth of capital      Sub-adviser(s): AIM Funds Management Inc. (AIM
Development Fund                                                       Funds Management Inc. anticipates changing its
                                                                       name to Invesco Trimark Investment Management Inc.
                                                                       on or prior to December 31, 2008); Invesco Global
                                                                       Asset Management (N.A.), Inc.; Invesco
                                                                       Institutional (N.A.), Inc.; Invesco Senior Secured
                                                                       Management, Inc.; Invesco Hong Kong Limited;
                                                                       Invesco Asset Management Limited; Invesco Asset
                                                                       Management (Japan) Limited; Invesco Asset
                                                                       Management Deutschland, GmbH; and Invesco
                                                                       Australia Limited.

AIM V.I. Global    Series I                  Capital growth            Sub-adviser(s): AIM Funds Management Inc. (AIM
Health Care Fund                                                       Funds Management Inc. anticipates changing its
                                                                       name to Invesco Trimark Investment Management Inc.
                                                                       on or prior to December 31, 2008); Invesco Global
                                                                       Asset Management (N.A.), Inc.; Invesco
                                                                       Institutional (N.A.), Inc.; Invesco Senior Secured
                                                                       Management, Inc.; Invesco Hong Kong Limited;
                                                                       Invesco Asset Management Limited; Invesco Asset
                                                                       Management (Japan) Limited; Invesco Asset
                                                                       Management Deutschland, GmbH; and Invesco
                                                                       Australia Limited.

AIM V.I. Global    Series I         High total return through          Sub-adviser(s): AIM Funds Management Inc. (AIM
Real Estate Fund                    growth of capital and current      Funds Management Inc. anticipates changing its
                                    income.                            name to Invesco Trimark Investment Management Inc.
                                                                       on or prior to December 31, 2008); Invesco Global
                                                                       Asset Management (N.A.), Inc.; Invesco
                                                                       Institutional (N.A.), Inc.; Invesco Senior Secured
                                                                       Management, Inc.; Invesco Hong Kong Limited;
                                                                       Invesco Asset Management Limited; Invesco Asset
                                                                       Management (Japan) Limited; Invesco Asset
                                                                       Management Deutschland, GmbH; and Invesco
                                                                       Australia Limited.

-------------------------------------------------------------------------------------------------------------------------

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                                       59

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--------------------------------------------------------------------------------

                     SHARE CLASS
UNDERLYING FUND    (IF APPLICABLE)        INVESTMENT OBJECTIVE          INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
AIM V.I.             Series II        Long-term growth of capital      Sub-adviser(s): AIM Funds Management Inc. (AIM
International                                                          Funds Management Inc. anticipates changing its
Growth Fund                                                            name to Invesco Trimark Investment Management Inc.
                                                                       on or prior to December 31, 2008); Invesco Global
                                                                       Asset Management (N.A.), Inc.; Invesco
                                                                       Institutional (N.A.), Inc.; Invesco Senior Secured
                                                                       Management, Inc.; Invesco Hong Kong Limited;
                                                                       Invesco Asset Management Limited; Invesco Asset
                                                                       Management (Japan) Limited; Invesco Asset
                                                                       Management Deutschland, GmbH; and Invesco
                                                                       Australia Limited.

AIM V.I. Mid Cap     Series II        Long-term growth of capital      Sub-adviser(s): AIM Funds Management Inc. (AIM
Core Equity Fund                                                       Funds Management Inc. anticipates changing its
                                                                       name to Invesco Trimark Investment Management Inc.
                                                                       on or prior to December 31, 2008); Invesco Global
                                                                       Asset Management (N.A.), Inc.; Invesco
                                                                       Institutional (N.A.), Inc.; Invesco Senior Secured
                                                                       Management, Inc.; Invesco Hong Kong Limited;
                                                                       Invesco Asset Management Limited; Invesco Asset
                                                                       Management (Japan) Limited; Invesco Asset
                                                                       Management Deutschland, GmbH; and Invesco
                                                                       Australia Limited.

American Century                      Seeks long-term growth with      American Century Investment Management, Inc. 4500
VP  Class II Mid                      income as a secondary            Main Street Kansas City, MO 64111-1816
Cap Value                             objective

American Century                      Long-term capital growth         American Century Investment Management, Inc. 4500
VP  Class II                                                           Main Street Kansas City, MO 64111-1816
Ultra(R) Fund

American Century                      Long-term capital growth         American Century Investment Management, Inc. 4500
VP  Class II                                                           Main Street Kansas City, MO 64111-1816
Value Fund

Dent Strategic                        Long-term growth of capital      HS Dent Investment Management LLC 15310 Amberly
Portfolio                                                              Drive, Suite 165 Tampa, FL

Dreyfus IP           Service          Capital appreciation             The Dreyfus Corporation 200 Park Avenue New York,
Technology Growth                                                      NY 10166-0039
Portfolio

Dreyfus VIF          Service          Long-term capital growth         The Dreyfus Corporation 200 Park Avenue New York,
International                                                          NY 10166-0039
 Value Portfolio

Franklin Income      Class 2          Maximize income while            Franklin Advisers, Inc. One Franklin Parkway San
Securities Fund                       maintaining prospects for        Mateo, CA 94403-1906
                                      capital appreciation

Franklin Small       Class 2          Long-term total return           Franklin Advisory Services, LLC One Parker Plaza,
Cap Value                                                              Ninth Floor Fort Lee, NJ 07024-2920
Securities Fund

Franklin Templeton                    Capital appreciation             Franklin Advisers, Inc. One Franklin Parkway San
VIP Founding Funds                                                     Mateo, CA 94403-1906
Allocation

Janus Aspen          Service          Seeks long-term growth of        Janus Capital Management LLC 151 Detroit Street
Enterprise                            capital                          Denver, CO 80206-4805
-------------------------------------------------------------------------------------------------------------------------

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                                       60

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
                     SHARE CLASS
UNDERLYING FUND    (IF APPLICABLE)        INVESTMENT OBJECTIVE          INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen INTECH   Service          Seeks long-term growth of        Janus Capital Management LLC 151 Detroit Street
Risk-Managed Core                     capital                          Denver, CO 80206-4805
Portfolio

Janus Aspen Janus    Service          Seeks long-term growth of        Janus Capital Management LLC 151 Detroit Street
Portfolio                             capital                          Denver, CO 80206-4805

Legg Mason Partners  Class II         Seeks capital appreciation       Legg Mason Partners Fund Advisor, LLC 620 Eighth
Variable Aggressive                                                    Avenue New York, NY 10018
Growth Portfolio

                                                                       Subadviser: ClearBridge Advisors, LLC 620 Eighth
                                                                       Avenue New York, NY 10018

Legg Mason Partners  Class II         Seeks to maximize total          Legg Mason Partners Fund Advisor, LLC 620 Eighth
Variable Global                       return, consistent with the      Avenue New York, NY 10018
High Yield Bond                       preservation of capital
Portfolio

                                                                       Subadviser(s): Western Asset Management Company
                                                                       385 East Colorado Boulevard Pasadena, CA 91101

                                                                       Western Asset Management Company Limited 10
                                                                       Exchange Square Primrose Street London EC2A 2EN

Legg Mason Partners  Class I          Seeks long-term growth of        Legg Mason Partners Fund Advisor, LLC 620 Eighth
Variable Small Cap                    capital                          Avenue New York, NY 10018
Growth Portfolio

                                                                       Subadviser: ClearBridge Advisors, LLC 620 Eighth
                                                                       Avenue New York, NY 10018

MFS(R) VIT Research  Service          Capital appreciation             Massachusetts Financial Services Company 500
International                                                          Boylston Street Boston, MA 02116-3741
Series

MFS(R) VIT Total     Service          To Seek Total Return             Massachusetts Financial Services Company 500
Return Series                                                          Boylston Street Boston, MA 02116-3741

MFS(R) VIT Utilities Service          To Seek Total Return             Massachusetts Financial Services Company 500
Series                                                                 Boylston Street Boston, MA 02116-3741

Mutual Global        Class 2          Capital appreciation             Franklin Mutual Advisers, LLC 101 John F. Kennedy
Discovery                                                              Parkway Short Hills, NJ 07078-2797
Securities Fund

                                                                       Franklin Templeton Investment Management Limited
                                                                       The Adelphi Building 1-11 John Adam Street London
                                                                       WC2N 6HT (Sub-Adviser)
-------------------------------------------------------------------------------------------------------------------------

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                                       61

--------------------------------------------------------------------------------

                     SHARE CLASS
UNDERLYING FUND    (IF APPLICABLE)        INVESTMENT OBJECTIVE          INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Neuberger Berman     Class S          Long-term growth of capital by   Neuberger Berman Management LLC 605 Third Avenue,
AMT Socially                          investing primarily in           2nd Floor New York, NY 10158-3698 (Investment
Responsive                            securities of companies that     Adviser)
                                      meet the Fund's financial
                                      criteria and social policy

                                                                       Neuberger Berman, LLC 605 Third Avenue New York,
                                                                       NY 10158-3698 (Sub-Adviser)

Oppenheimer Core     Service          The Fund seeks a high level of   OppenheimerFunds, Inc. Two World Financial Center
Bond Fund/VA                          current income as its primary    225 Liberty Street, 11th Floor New York, NY 10281
                                      goal. As a secondary goal, the
                                      Fund seeks capital
                                      appreciation when consistent
                                      with its goal of high current
                                      income. The Fund invests
                                      mainly in investment grade
                                      debt securities.

Oppenheimer Main     Service          This Fund invests in a           OppenheimerFunds, Inc. Two World Financial Center
Street Small Cap                      well-diversified mix of          225 Liberty Street, 11th Floor New York, NY 10281
Fund(R)/VA                            smaller company stocks for
                                      capital appreciation
                                      potential.

PIMCO VIT All Asset  Administrative   Maximum real return consistent   Pacific Investment Management Company LLC 840
Portfolio                             with preservation of real        Newport Center Drive, Suite 100 Newport Beach, CA
                                      capital and prudent investment   92660-6398
                                      management

PIMCO VIT            Administrative   Maximum real return consistent   Pacific Investment Management Company LLC 840
CommodityRealReturn                   with prudent investment          Newport Center Drive, Suite 100 Newport Beach, CA
Strategy Portfolio                    management                       92660-6398

PIMCO VIT Emerging   Advisor          Seeks maximum total return,      Pacific Investment Management Company LLC 840
Markets Bond                          consistent with preservation     Newport Center Drive, Suite 100 Newport Beach, CA
                                      of capital and prudent           92660-6398
                                      investment management

PIMCO VIT Foreign    Administrative   Maximum total return,            Pacific Investment Management Company LLC 840
Bond Portfolio                        consistent with preservation     Newport Center Drive, Suite 100 Newport Beach, CA
(U.S. Dollar-Hedged)                  of capital and prudent           92660-6398
                                      investment management

PIMCO VIT Low        Administrative   Seeks maximum total return       Pacific Investment Management Company LLC 840
Duration Portfolio                    consistent with preservation     Newport Center Drive, Suite 100 Newport Beach, CA
                                      of capital and prudent           92660-6398
                                      investment management

PIMCO VIT Real       Administrative   Maximum real return consistent   Pacific Investment Management Company LLC 840
Return Portfolio                      with preservation of real        Newport Center Drive, Suite 100 Newport Beach, CA
                                      capital and prudent investment   92660-6398
                                      management

PIMCO VIT Small Cap  Advisor          Seeks total return which         Pacific Investment Management Company LLC 840
StocksPLUS(R) TR                      exceeds that of the Russell      Newport Center Drive, Suite 100 Newport Beach, CA
                                      2000                             92660-6398

royce Capital        Investment       Long-term growth of capital      Royce & Associates, LLC
Fund--Micro-Cap                                                        745 Fifth Avenue, Suite 2400
Portfolio                                                              New York, NY 10151
-------------------------------------------------------------------------------------------------------------------------

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                                       62

--------------------------------------------------------------------------------

                     SHARE CLASS
UNDERLYING FUND    (IF APPLICABLE)        INVESTMENT OBJECTIVE          INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne                    Long-term growth of capital      Rydex Investments 9601 Blackwell Rd., Suite 500
Amerigo Fund                          without regard to current        Rockville, MD 20850-6478 (Investment Adviser)
                                      income

                                                                       CLS Investment Firm, LLC 4020 South 147th Street
                                                                       Omaha, NE 68137-5401 (Sub-adviser)

RVT CLS AdvisorOne                    Current income and growth of     Rydex Investments 9601 Blackwell Road, Suite 500
Clermont Fund                         capital                          Rockville, MD 20850-6478 (Investment Adviser)

                                                                       CLS Investment Firm, LLC 4020 South 147th St.
                                                                       Omaha, NE 68137 (Sub-adviser)

Rydex VT All-Cap                      Long-term capital appreciation   Rydex Investments 9601 Blackwell Road, Suite 500
Opportunity                                                            Rockville, MD 20850-6478

Rydex VT                              Investment returns with a low    Rydex Investments 9601 Blackwell Road, Suite 500
Alternative                           correlation to the returns of    Rockville, MD 20850-6478
Strategies                            traditional stocks and bonds
Allocation

Rydex VT Essential                    The Essential Portfolio          Rydex Investments 9601 Blackwell Road, Suite 500
Portfolio Aggressive                  Aggressive Fund's objective is   Rockville, MD 20850-6478
                                      to primarily seek growth of
                                      capital.

Rydex VT Essential                    The Essential Portfolio          Rydex Investments 9601 Blackwell Road, Suite 500
Portfolio                             Conservative Fund's objective    Rockville, MD 20850-6478
Conservative                          is to primarily seek
                                      preservation of capital and,
                                      secondarily, to seek long-term
                                      growth of capital.

Rydex VT Essential                    The Essential Portfolio          Rydex Investments 9601 Blackwell Road, Suite 500
Portfolio Moderate                    Moderate Fund's objective is     Rockville, MD 20850-6478
                                      to primarily seek growth of
                                      capital and, secondarily, to
                                      seek preservation of capital.

Rydex VT Hedged                       Seeks to provide capital         Rydex Investments 9601 Blackwell Road, Suite 500
Equity                                appreciation consistent with     Rockville, MD 20850-6478
                                      the return and risk
                                      characteristics of the
                                      long/short hedge fund
                                      universe.

Rydex VT                              Long-term capital appreciation   Rydex Investments 9601 Blackwell Road, Suite 500
International                                                          Rockville, MD 20850-6479
Opportunity

Rydex VT Managed                                                       Rydex Investments 9601 Blackwell Road, Suite 500
Futures Strategy                                                       Rockville, MD 20850-6478

Rydex VT Multi-Cap                    Long-term capital appreciation   Rydex Investments 9601 Blackwell Road, Suite 500
Core Equity                                                            Rockville, MD 20850-6478

Rydex VT                              Seeks to provide capital         Rydex Investments 9601 Blackwell Road, Suite 500
Multi-Hedge                           appreciation consistent with     Rockville, MD 20850-6478
Strategies                            the return and risk
                                      characteristics of the hedge
                                      fund universe.
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       63

--------------------------------------------------------------------------------

                     SHARE CLASS
UNDERLYING FUND    (IF APPLICABLE)        INVESTMENT OBJECTIVE          INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
SBL Fund Series A                     Long-term growth of capital      Security Investors, LLC One Security Benefit Place
(SBL Equity)                                                           Topeka, KS 66636-0001

SBL Fund Series B                     Long-term growth of capital      Security Investors, LLC One Security Benefit Place
(SBL Large Cap                                                         Topeka, KS 66636-0001
Value)

SBL Fund Series C                     As high a level of current       Security Investors, LLC One Security Benefit Place
(SBL Money Market)                    income as is consistent with     Topeka, KS 66636-0001
                                      preservation of capital by
                                      investing in money market
                                      securities with varying
                                      maturities.

SBL Fund Series D                     Long-term growth of capital      Security Investors, LLC One Security Benefit Place
(SBL Global)                                                           Topeka, KS 66636-0001 (Investment Adviser)

                                                                       Security Global Investors, LLC Two Embarcadero
                                                                       Center, Suite 2350 San Francisco, CA 94111
                                                                       (Sub-Adviser)

SBL Fund Series E                     Provide current income           Security Investors, LLC One Security Benefit Place
(SBL U.S.                                                              Topeka, KS 66636-0001
Intermediate Bond)

SBL Fund Series H                     Outperform S&P 500 Index         Security Investors, LLC One Security Benefit Place
(SBL Enhanced Index)                                                   Topeka, KS 66636-0001 (Investment Adviser)

                                                                       Northern Trust Investments, N.A. 50 LaSalle Street
                                                                       Chicago, IL 60675 (Sub-Adviser)

SBL Fund Series J                     Capital appreciation             Security Investors, LLC One Security Benefit Place
(SBL Mid Cap Growth)                                                   Topeka, KS 66636-0001

SBL Fund Series N                     High level of total return       Security Investors, LLC One Security Benefit Place
(SBL Managed Asset                                                     Topeka, KS 66636-0001 (Investment Adviser)
Allocation)

                                                                       T. Rowe Price Associates, Inc. 100 East Pratt
                                                                       Street Baltimore, MD 21202-1090 (Sub-Adviser)

SBL Fund Series O                     Long-term growth of capital      Security Investors, LLC One Security Benefit Place
(SBL All Cap Value)                                                    Topeka, KS 66636-0001

SBL Fund Series P                     High current income and          Security Investors, LLC One Security Benefit Place
(SBL High Yield)                      capital appreciation as a        Topeka, KS 66636-0001
                                      secondary objective
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       64

--------------------------------------------------------------------------------

                     SHARE CLASS
UNDERLYING FUND    (IF APPLICABLE)        INVESTMENT OBJECTIVE          INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
SBL Fund Series Q                     Long term capital appreciation   Security Investors, LLC One Security Benefit Place
(SBL Small Cap                                                         Topeka, KS 66636-0001
Value)

SBL Fund Series V                     Long-term growth of capital      Security Investors, LLC One Security Benefit Place
(SBL Mid Cap Value)                                                    Topeka, KS 66636-0001

SBL Fund Series X                     Long-term growth of capital      Security Investors, LLC One Security Benefit Place
(SBL Small Cap                                                         Topeka, KS 66636-0001
Growth)

SBL Fund Series Y                     Long-term growth of capital      Security Investors, LLC One Security Benefit Place
(SBL Select 25)                                                        Topeka, KS 66636-0001

SBL Fund Series Z                     Long-term growth of capital      Security Investors, LLC One Security Benefit Place
(SBL Alpha                                                             Topeka, KS 66636-0001 (Investment Adviser)
Opportunity)

                                                                       Security Global Investors, LLC 801 Montgomery
                                                                       Street, 2nd Floor San Francisco, CA 94113-5164
                                                                       (Sub-adviser)

                                                                       Mainstream Investment Advisers, LLC 101 West
                                                                       Spring Street, Suite 401 New Albany, IN 47150-3610
                                                                       (Sub-Adviser)

Van Kampen LIT       Class II         Capital growth and income        Van Kampen Asset Management 522 Fifth Avenue New
Comstock Portfolio                    through investments in equity    York, NY 10036
                                      securities, including common
                                      stocks, preferred stocks and
                                      securities convertible into
                                      common and preferred stocks

Van Kampen LIT       Class II         High current return consistent   Van Kampen Asset Management 522 Fifth Avenue New
Government Portfolio                  with preservation of capital     York, NY 10036

Van Kampen UIF       Class II         Seeks long-term capital          Morgan Stanley Investment Management Inc. 1221
Emerging Markets                      appreciation.                    Avenue of the Americas New York, NY 10020-1008
Equity

Van Kampen UIF       Class II         Capital appreciation and         Morgan Stanley Investment Management Inc. 522
Equity and Income                     current income                   Fifth Avenue New York, NY 10036
Portfolio

-------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       65

--------------------------------------------------------------------------------

                        SECUREDESIGNS(R) VARIABLE ANNUITY

                           VARIABLE ANNUITY ACCOUNT B

                       STATEMENT OF ADDITIONAL INFORMATION


                                DATE: MAY 1, 2009


                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

                       DEFERRED VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
      FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                        800 WESTCHESTER AVE., SUITE 641 N
                               RYE BROOK, NY 10573
                               1-800-355-4570


                                MAILING ADDRESS:
      FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497

                                 1-800-888-2461


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the SecureDesigns Variable Annuity dated May 1, 2009, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York (the "Company") by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.


--------------------------------------------------------------------------------
6959 A (R5-08)                                                       32-69594-01

                               TABLE OF CONTENTS

                                                                           Page

GENERAL INFORMATION AND HISTORY............................................  3
   Safekeeping of Assets...................................................  3

METHOD OF DEDUCTING THE EXCESS CHARGE......................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS......  4
   Section 403(b)..........................................................  4
   Sections 408 and 408A...................................................  4

PERFORMANCE INFORMATION....................................................  4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................  5

FINANCIAL STATEMENTS.......................................................  5

--------------------------------------------------------------------------------
                                        2

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), First Security Benefit Life Insurance and Annuity Company of New York ("the Company"), and the Variable Annuity Account B (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum mortality and expense risk charge of 0.60%, and the administration charge of 0.15%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such monthly subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:

1.   the amount of subaccount adjustment per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.

The monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the SBL Equity Subaccount and no Riders, the Excess Charge would be computed as follows:

---------------------------------------------- --- --------
Mortality and Expense Risk Charge..........         0.70%
Plus:  Optional Rider Charge...............     +   N/A
Less:  Minimum Charge......................     -   0.60%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
---------------------------------------------- --- --------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the monthly subaccount adjustment amount would be as follows:

-----------------------------------------------------------
Accumulation Unit Value as of

   Valuation Date before Record Date...       $  10.00
Accumulation Unit Value
   as of Reinvestment Date.............       $  9.975
                                                 -----
Gross Subaccount Adjustment Per Unit...       $  0.025
Less:  Excess Charge Per Unit..........    -  $  0.00085
                                                 -------
Net Subaccount Adjustment Per Unit.....       $  0.02415
Times:  Number of Accumulation Units...    x       5,000
                                                   -----
Net Subaccount Adjustment Amount.......       $   120.75
-----------------------------------------------------------

The monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the SBL Equity Subaccount, as follows: $0.02415 (net subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment
Date) for a Contract Value of $49,995.75 after the subaccount adjustment reinvestment.


--------------------------------------------------------------------------------
                                        3

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25%. This charge is factored into the annuity unit values on each Valuation Date.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $16,500 for tax year 2009. The $16,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch-up contributions equal to $5,500, can be made to a 403(b) annuity during the 2009 tax year. The $5,500 limit may also be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally, the Section 415(c) limit for 2009 is the lesser of (i) $49,000, or
(ii) 100% of the employee's annual compensation.


SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,000. If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.


Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $49,000. Salary reduction contributions, if any, are subject to additional annual limits.


PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the SBL Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the SBL Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the SBL Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield


--------------------------------------------------------------------------------
                                        4
calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date, and reflect the deduction of the maximum mortality and expense risk charge of 0.85%, the maximum optional Rider charges of 1.70%, the administration charge of 0.15%, the account administration charge of $30, and the contingent deferred sales charge.

Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return that reflects such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account B - SecureDesigns Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS


The financial statements of First Security Benefit Life Insurance and Annuity Company of New York as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account B - SecureDesigns Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information,


--------------------------------------------------------------------------------
                                        5
should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


--------------------------------------------------------------------------------
                                        6

FINANCIAL STATEMENTS

Variable Annuity Account B -
SecureDesigns Variable Annuity Account
Year Ended December 31, 2008
With Report of Independent Registered Public Accounting Firm

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                              Financial Statements

                          Year Ended December 31, 2008

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................    1

Audited Financial Statements

Statements of Assets and Liabilities ......................................    3
Statements of Operations ..................................................   17
Statements of Changes in Net Assets........................................   31
Notes to Financial Statements..............................................   48

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account B - SecureDesigns Variable Annuity
  and
The Board of Directors
First Security Benefit Life Insurance and
  Annuity Company of New York

We have audited the accompanying statements of assets and liabilities of certain of the respective subaccounts of Variable Annuity Account B (the Account), a separate account of First Security Benefit Life Insurance and Annuity Company of New York comprised of the AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care, AIM V.I. Global Real Estate, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, American Century VP Mid Cap Value, American Century VP Ultra, American Century VP Value, Dent Strategic Portfolio, Dreyfus IP Technology Growth, Dreyfus VIF International Value, Franklin Income Securities, Franklin Small Cap Value Securities, Franklin Templeton VIP Founding Funds Allocation, Janus Aspen Large Cap Growth, Janus Aspen Mid Cap Growth, Legg Mason Partners Variable Aggressive Growth, Legg Mason Partners Variable Global High Yield Bond, Legg Mason Partners Variable Small Cap Growth, MFS VIT Research International, MFS VIT Total Return, MFS VIT Utilities, Mutual Discovery Securities, Neuberger Berman AMT Socially Responsive, Oppenheimer Core Bond Fund/VA, Oppenheimer Main Street Small Cap/VA, PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Small Cap StocksPLUS TR, Royce Micro-Cap, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, Rydex VT Absolute Return Strategies, Rydex VT Alternative Strategies Allocation, Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Hedged Equity, Rydex VT International Rotation, Rydex VT Managed Futures Strategy, Rydex VT Multi-Cap Core Equity, Rydex VT Sector Rotation, SBL All Cap Value, SBL Alpha Opportunity, SBL Enhanced Index, SBL Equity, SBL Global, SBL High Yield, SBL Large Cap Value, SBL Managed Asset Allocation, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Money Market, SBL Select 25, SBL Small Cap Growth, SBL Small Cap Value, SBL US Intermediate Bond, Van Kampen LIT Comstock, Van Kampen LIT Government, Van Kampen UIF Emerging Markets Equity, and Van Kampen UIF Equity and Income Subaccounts as of

December 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of First Security Benefit Life Insurance and Annuity Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account B that are available for investment by contract owners of SecureDesigns Variable Annuity at December 31, 2008, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                /s/ Ernst & Young LLP

April 10, 2009

                          Variable Annuity Account B -
                     SecureDesigns Variable Annsuity Account

                      Statements of Assets and Liabilities

                                December 31, 2008

                                                            AIM V.I.        AIM V.I.         AIM V.I.           AIM V.I.
                                          AIM V.I.          CAPITAL         GLOBAL            GLOBAL          INTERNATIONAL
                                        BASIC VALUE       DEVELOPMENT     HEALTH CARE       REAL ESTATE          GROWTH
                                        -----------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value        $   218,533       $  303,498       $  50,315        $   553,098        $    680,850
                                        -----------------------------------------------------------------------------------
Total assets                                218,533          303,498          50,315            553,098             680,850

Liabilities:
   Payable to related parties                     -                -               -                  -                   -
                                        -----------------------------------------------------------------------------------
Net assets                              $   218,533       $  303,498       $  50,315        $   553,098        $    680,850
                                        ===================================================================================

Units outstanding                            32,068           53,052           5,336             44,774              66,553

Unit value                              $      6.82       $     5.72       $    9.43        $     12.35        $      10.23

Mutual funds, at cost                   $   553,744       $  548,334       $  78,579        $ 1,153,368        $  1,056,883
Mutual fund shares                           53,694           39,212           4,035             59,924              35,406

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                          AIM V.I.         AMERICAN         AMERICAN         AMERICAN             DENT
                                          MID CAP         CENTURY VP       CENTURY VP       CENTURY VP          STRATEGIC
                                        CORE EQUITY      MID CAP VALUE       ULTRA             VALUE            PORTFOLIO
                                        -----------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value        $   137,719       $   20,061       $  231,850       $   562,933        $  245,430
                                        -----------------------------------------------------------------------------------
Total assets                                137,719           20,061          231,850           562,933           245,430

Liabilities:
   Payable to related parties                     -                -                -                 -                 -
                                        -----------------------------------------------------------------------------------
Net assets                              $   137,719       $   20,061       $  231,850       $   562,933        $  245,430
                                        ===================================================================================
Units outstanding                            12,856            3,149           31,464            56,273            31,067

Unit value                              $     10.71       $     6.37       $     7.37       $     10.01        $     7.90

Mutual funds, at cost                   $   212,684       $   27,694       $  349,000       $   846,969        $  255,781
Mutual fund shares                           16,164            2,053           38,706           120,285            30,300

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                                                                                FRANKLIN          FRANKLIN
                                         DREYFUS IP       DREYFUS VIF        FRANKLIN           SMALL CAP       TEMPLETON VIP
                                         TECHNOLOGY      INTERNATIONAL        INCOME              VALUE         FOUNDING FUNDS
                                           GROWTH            VALUE          SECURITIES          SECURITIES        ALLOCATION
                                        --------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value        $   37,825       $    596,453       $   415,114       $     82,676        $    9,592
                                        --------------------------------------------------------------------------------------
Total assets                                37,825            596,453           415,114             82,676             9,592

Liabilities:
   Payable to related parties                    -                  -                 -                  -                 -
                                        --------------------------------------------------------------------------------------
Net assets                              $   37,825       $    596,453       $   415,114       $     82,676        $    9,592
                                        ======================================================================================

Units outstanding                            5,982             69,360            64,115             14,569             1,476

Unit value                              $     6.33       $       8.60       $      6.47       $       5.67        $     6.50

Mutual funds, at cost                   $   57,731       $    974,214       $   614,396       $    126,834        $    9,432
Mutual fund shares                           6,062             68,011            36,606              7,837             1,707

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                                                             LEGG MASON
                                                                              PARTNERS        LEGG MASON            LEGG MASON
                                        JANUS ASPEN       JANUS ASPEN         VARIABLE         PARTNERS              PARTNERS
                                         LARGE CAP          MID CAP          AGGRESSIVE     VARIABLE GLOBAL       VARIABLE SMALL
                                           GROWTH           GROWTH             GROWTH       HIGH YIELD BOND         CAP GROWTH
                                        ----------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value        $  341,928       $    94,523        $    784,756      $     17,710        $       80,532
                                        ----------------------------------------------------------------------------------------
Total assets                               341,928            94,523             784,756            17,710                80,532

Liabilities:
   Payable to related parties                    -                 -                   -                 -                     -
                                        ----------------------------------------------------------------------------------------
Net assets                              $  341,928       $    94,523        $    784,756      $     17,710        $       80,532
                                        ========================================================================================

Units outstanding                           57,491            16,335             136,580             2,835                13,379

Unit value                              $     5.96       $      5.79        $       5.75      $       6.24        $         6.02

Mutual funds, at cost                   $  504,273       $   141,124        $  1,239,842      $     26,798        $      121,567
Mutual fund shares                          21,947             4,566              81,070             3,316                 9,310

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                                                                                                    Neuberger
                                         MFS VIT                                                Mutual             Berman AMT
                                         Research           MFS VIT           MFS VIT          Discovery            Socially
                                      International       Total Return       Utilities        Securities           Responsive
                                      ----------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value        $  435,931       $  1,291,708       $   692,075       $   570,341         $    333,657
                                      ----------------------------------------------------------------------------------------
Total assets                               435,931          1,291,708           692,075           570,341              333,657

Liabilities:
   Payable to related parties                    -                  -               -                   -                   -
                                      ----------------------------------------------------------------------------------------
Net assets                              $  435,931       $  1,291,708       $   692,075       $   570,341         $    333,657
                                      ========================================================================================

Units outstanding                           64,112            162,084            76,260            82,757               33,971

Unit value                              $     6.80       $       7.97       $      9.07       $      6.89         $      9.82

Mutual funds, at cost                   $  693,814       $  1,554,919       $ 1,159,818       $   732,911         $    544,910
Mutual fund shares                          49,369             84,758            38,427            35,984               35,458

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                         OPPENHEIMER       OPPENHEIMER                          PIMCO VIT         PIMCO VIT
                                          CORE BOND        MAIN STREET        PIMCO VIT       COMMODITYREAL        EMERGING
                                           FUND/VA         SMALL CAP/VA       ALL ASSET      RETURN STRATEGY     MARKETS BOND
                                        --------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value        $    928,707     $       200,170    $    344,796       $   171,900       $     167,488
                                        --------------------------------------------------------------------------------------
Total assets                                 928,707             200,170         344,796           171,900             167,488

Liabilities:
   Payable to related parties                      -                   -               -                 -                   -
                                        --------------------------------------------------------------------------------------
Net assets                              $    928,707     $       200,170    $    344,796       $   171,900       $     167,488
                                        ======================================================================================

Units outstanding                            158,626              19,391          34,076            26,263              20,389

Unit value                              $       5.86     $         10.32    $      10.12       $      6.54       $        8.21

Mutual funds, at cost                   $  1,456,293     $       342,752    $    401,971       $   282,646       $     180,030
Mutual fund shares                           144,884              18,991          37,478            24,557              16,229

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                         PIMCO VIT
                                        FOREIGN BOND                                           PIMCO VIT
                                       (U.S. DOLLAR-      PIMCO VIT          PIMCO VIT         SMALL CAP              ROYCE
                                          HEDGED)        LOW DURATION       REAL RETURN      STOCKSPLUS TR          MICRO-CAP
                                       ---------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value        $  650,660       $    493,169       $  1,786,051      $     8,187         $    525,924
                                       ---------------------------------------------------------------------------------------
Total assets                               650,660            493,169          1,786,051            8,187              525,924

Liabilities:
   Payable to related parties                    -                  -                  -                -                    -
                                       ---------------------------------------------------------------------------------------
Net assets                              $  650,660       $    493,169       $  1,786,051      $     8,187         $    525,924
                                       =======================================================================================

Units outstanding                           69,591             52,930            179,856            1,337               89,509

Unit value                              $     9.35       $       9.32       $       9.93      $      6.12         $       5.88

Mutual funds, at cost                   $  679,668       $    513,716       $  1,962,671      $    11,754         $    953,474
Mutual fund shares                          67,919             50,947            158,619            1,347               87,218

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                                                                                 RYDEX VT           RYDEX VT
                                         RVT CLS             RVT CLS          RYDEX VT          ALTERNATIVE         ESSENTIAL
                                        ADVISORONE         ADVISORONE      ABSOLUTE RETURN      STRATEGIES          PORTFOLIO
                                          AMERIGO           CLERMONT         STRATEGIES         ALLOCATION         AGGRESSIVE
                                        --------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value        $ 2,250,212      $    581,025       $     20,082      $       20,127      $     95,935
                                        --------------------------------------------------------------------------------------
Total assets                              2,250,212           581,025             20,082              20,127            95,935

Liabilities:
   Payable to related parties                     -                 -                  -                   -                 -
                                        --------------------------------------------------------------------------------------
Net assets                              $ 2,250,212      $    581,025       $     20,082      $       20,127      $     95,935
                                        ======================================================================================

Units outstanding                           356,472            82,118              2,633               2,534            13,512

Unit value                              $      6.31      $       7.08       $       7.63      $         7.94      $       7.10

Mutual funds, at cost                   $ 3,834,371      $    835,211       $     22,665      $       24,290      $    131,716
Mutual fund shares                          103,984            32,119                958               1,010             5,280

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                          RYDEX VT          RYDEX VT                                                 RYDEX VT
                                          ESSENTIAL         ESSENTIAL                            RYDEX VT            MANAGED
                                          PORTFOLIO         PORTFOLIO          RYDEX VT        INTERNATIONAL         FUTURES
                                        CONSERVATIVE        MODERATE         HEDGED EQUITY        ROTATION           STRATEGY
                                        -----------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value        $   229,602      $       476,109    $        67,513   $             5     $       130,435
                                        -----------------------------------------------------------------------------------------
Total assets                                229,602              476,109             67,513                 5             130,435

Liabilities:
   Payable to related parties                     -                    -                  -                 5                   -
                                        -----------------------------------------------------------------------------------------
Net assets                              $   229,602      $       476,109    $        67,513   $             -     $       130,435
                                        =========================================================================================

Units outstanding                            26,895               60,888              9,520                 -              13,637

Unit value                              $      8.53      $          7.82    $          7.09                 -     $          9.57

Mutual funds, at cost                   $   258,715      $       582,762    $        71,147   $             7     $       137,836
Mutual fund shares                           10,566               22,912              3,518                 -               5,399

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                         RYDEX VT                                                  SBL
                                         MULTI-CAP           RYDEX VT             SBL             ALPHA
                                        CORE EQUITY      SECTOR ROTATION      ALL CAP VALUE    OPPORTUNITY
                                        ----------------------------------------------------------------------
Assets:
   Mutual funds, at market value        $      30,432    $       276,359    $       994,907   $       417,808
                                        ----------------------------------------------------------------------
Total assets                                   30,432            276,359            994,907           417,808

Liabilities:
   Payable to related parties                       -                  -                  -                 -
                                        ----------------------------------------------------------------------
Net assets                              $      30,432    $       276,359    $       994,907   $       417,808
                                        ======================================================================

Units outstanding                               5,959             26,693            122,982            41,408

Unit value                              $        5.11    $         10.35    $          8.09   $         10.09

Mutual funds, at cost                   $      47,135    $       418,753    $     1,490,424   $       623,387
Mutual fund shares                              2,094             30,537             69,139            38,686

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                             SBL              SBL                 SBL              SBL                 SBL
                                        ENHANCED INDEX       EQUITY             GLOBAL          HIGH YIELD       LARGE CAP VALUE
                                        ----------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value        $     371,495    $        40,994    $     1,444,837   $     1,448,742     $      873,644
                                        ----------------------------------------------------------------------------------------
Total assets                                  371,495             40,994          1,444,837         1,448,742            873,644

Liabilities:
   Payable to related parties                       -                  -                  -                 -                  -
                                        ----------------------------------------------------------------------------------------
Net assets                              $     371,495    $        40,994    $     1,444,837   $     1,448,742     $      873,644
                                        ========================================================================================

Units outstanding                              79,922             10,376            203,408            90,954            130,020

Unit value                              $        4.65    $          3.95    $          7.10   $         15.93     $         6.72

Mutual funds, at cost                   $     554,715    $        64,233    $     2,040,163   $     1,958,408     $    1,342,874
Mutual fund shares                             53,223              2,665            195,248           107,874             49,780

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                            SBL
                                          MANAGED              SBL               SBL                SBL                SBL
                                      ASSET ALLOCATION    MID CAP GROWTH     MID CAP VALUE      MONEY MARKET        SELECT 25
                                      ------------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value        $     546,207    $       386,049    $     1,573,492   $     5,600,941     $      220,899
                                      ------------------------------------------------------------------------------------------
Total assets                                  546,207            386,049          1,573,492         5,600,941            220,899

Liabilities:
   Payable to related parties                       -                  -                  -                 -                  -
                                      ------------------------------------------------------------------------------------------
Net assets                              $     546,207    $       386,049    $     1,573,492   $     5,600,941     $      220,899
                                      ==========================================================================================

Units outstanding                              72,624             81,452            102,989           612,095             56,219

Unit value                              $        7.52    $          4.74    $         15.28   $          9.15     $         3.93

Mutual funds, at cost                   $     705,815    $       667,571    $     2,007,720   $     5,539,665     $      333,570
Mutual fund shares                             38,143             22,965             46,171           411,531             34,516

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                             SBL               SBL                 SBL
                                          SMALL CAP         SMALL CAP        US INTERMEDIATE     VAN KAMPEN LIT     VAN KAMPEN LIT
                                            GROWTH            VALUE                BOND             COMSTOCK          GOVERNMENT
                                       --------------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value       $        99,648    $       362,245    $       675,753    $         99,701   $      1,527,970
                                       --------------------------------------------------------------------------------------------
Total assets                                    99,648            362,245            675,753              99,701          1,527,970

Liabilities:
   Payable to related parties                        -                  -                  -                  -                   -
                                       --------------------------------------------------------------------------------------------
Net assets                             $        99,648    $       362,245    $       675,753    $         99,701   $      1,527,970
                                       ============================================================================================

Units outstanding                               28,287             25,757             69,360             15,672             150,854

Unit value                             $          3.52    $         14.06    $          9.74    $          6.36    $          10.13

Mutual funds, at cost                  $       171,303    $       551,428    $       720,439    $       155,594    $      1,507,656
Mutual fund shares                               9,278             20,466             59,854             12,129             165,008

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2008

                                         VAN KAMPEN UIF
                                            EMERGING          VAN KAMPEN UIF
                                         MARKETS EQUITY      EQUITY AND INCOME
                                        --------------------------------------
Assets:
   Mutual funds, at market value        $        128,089      $        272,481
                                        --------------------------------------
Total assets                                     128,089               272,481

Liabilities:
   Payable to related parties                          -                     -
                                        --------------------------------------
Net assets                              $        128,089      $        272,481
                                        ======================================

Units outstanding                                 24,235                34,264

Unit value                              $           5.28      $           7.95

Mutual funds, at cost                   $        282,284      $        334,163
Mutual fund shares                                16,787                25,300

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                            Statements of Operations

                          Year Ended December 31, 2008

                                                                   AIM V.I.        AIM V.I.         AIM V.I.           AIM V.I.
                                                  AIM V.I.         CAPITAL          GLOBAL           GLOBAL         INTERNATIONAL
                                                BASIC VALUE      DEVELOPMENT      HEALTH CARE      REAL ESTATE         GROWTH
                                              -----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                     $        1,819    $           -    $           -    $      46,015     $      4,436
   Expenses:
     Mortality and expense risk charge                (2,113)          (1,877)            (467)          (3,742)          (4,649)
     Other expense charge                               (528)            (469)            (117)            (936)          (1,162)
                                              -----------------------------------------------------------------------------------
Net investment income (loss)                            (822)          (2,346)            (584)          41,337           (1,375)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                      70,766           60,667           13,182           71,116           12,898
     Realized capital gain (loss)
        on sales of fund shares                      (12,640)         (19,966)          (6,741)         (34,451)         (16,507)
      Change in unrealized
         appreciation/depreciation on
         investments during the year                (295,292)        (228,237)         (32,207)        (455,833)        (400,710)
                                              -----------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                       (237,166)        (187,536)         (25,766)        (419,168)        (404,319)
                                              -----------------------------------------------------------------------------------
Net increase (decrease) in
   net assets from operations                 $     (237,988)   $    (189,882)   $     (26,350)   $    (377,831)    $   (405,694)
                                              ===================================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                              AIM V.I.          AMERICAN         AMERICAN         AMERICAN
                                              MID CAP          CENTURY VP       CENTURY VP       CENTURY VP             DENT
                                            CORE EQUITY      MID CAP VALUE        ULTRA            VALUE        STRATEGIC PORTFOLIO
                                           ----------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                  $       2,395     $         17     $          -     $       14,048      $           -
   Expenses:
      Mortality and expense risk charge           (1,057)            (164)          (1,552)            (3,553)              (381)
      Other expense charge                          (264)             (41)            (388)              (888)               (95)
                                           ----------------------------------------------------------------------------------------
Net investment income (loss)                       1,074             (188)          (1,940)             9,607               (476)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                  21,197                -           41,870             79,697                  -
     Realized capital gain (loss)
       on sales of fund shares                    (7,455)          (3,064)          (6,551)           (43,472)              (741)
   Change in unrealized appreciation/
       depreciation on investments
       during the year                           (74,464)          (4,822)        (167,528)          (216,373)           (10,351)
                                           ----------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    (60,722)          (7,886)        (132,209)          (180,148)           (11,092)
                                           ----------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets from operations              $     (59,648)    $     (8,074)    $   (134,149)     $    (170,541)     $     (11,568)
                                           ========================================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                                                                         FRANKLIN
                                                                                                       FRANKLIN        TEMPLETON VIP
                                             DREYFUS IP         DREYFUS VIF          FRANKLIN          SMALL CAP      FOUNDING FUNDS
                                         TECHNOLOGY GROWTH  INTERNATIONAL VALUE  INCOME SECURITIES  VALUE SECURITIES    ALLOCATION
                                         -------------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                  $           -      $      12,786       $      29,436      $       3,878    $         284
   Expenses:
     Mortality and expense risk charge              (327)            (3,509)             (3,488)            (1,207)             (49)
     Other expense charge                            (82)              (877)               (872)              (302)             (12)
                                         -------------------------------------------------------------------------------------------
Net investment income (loss)                        (409)             8,400              25,076              2,369              223

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                       -            110,904              12,311             26,855              274
     Realized capital gain (loss)
       on sales of fund shares                   (10,444)           (31,949)            (38,097)           (67,409)          (9,881)
     Change in unrealized
       appreciation/ depreciation on
       investments during the year               (22,220)          (359,826)           (194,046)           (36,731)             160
                                         -------------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    (32,664)          (280,871)           (219,832)           (77,285)          (9,447)
                                         -------------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets from operations              $     (33,073)     $    (272,471)      $    (194,756)     $     (74,916)   $      (9,224)
                                         ===========================================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                                              LEGG MASON       LEGG MASON
                                              JANUS          JANUS         LEGG MASON          PARTNERS         PARTNERS
                                           ASPEN LARGE     ASPEN MID    PARTNERS VARIABLE   VARIABLE GLOBAL   VARIABLE SMALL
                                           CAP GROWTH     CAP GROWTH    AGGRESSIVE GROWTH   HIGH YIELD BOND    CAP GROWTH
                                         -----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $       2,635   $         93    $           -       $       2,656    $           -
   Expenses:
     Mortality and expense risk charge          (2,887)        (1,803)          (4,724)               (626)            (551)
     Other expense charge                         (722)          (451)          (1,181)               (156)            (138)
                                         -----------------------------------------------------------------------------------
Net investment income (loss)                      (974)        (2,161)          (5,905)              1,874             (689)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -          6,604                -                   -            4,672
     Realized capital gain (loss)
       on sales of fund shares                 (15,093)       (30,220)         (11,837)               (102)             230
     Change in unrealized
       appreciation/ depreciation on
       investments during the year            (162,500)       (92,416)        (441,776)             (8,624)         (39,478)
                                         -----------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (177,593)      (116,032)        (453,613)             (8,726)         (34,576)
                                         -----------------------------------------------------------------------------------
Net increase (decrease) in
   net assets from operations            $    (178,567)  $   (118,193)   $    (459,518)      $      (6,852)   $     (35,265)
                                         ===================================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                            MFS VIT                                        MUTUAL           NEUBERGER
                                           RESEARCH         MFS VIT        MFS VIT       DISCOVERY         BERMAN AMT
                                         INTERNATIONAL   TOTAL RETURN     UTILITIES      SECURITIES    SOCIALLY RESPONSIVE
                                         ---------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $       1,838   $     24,968   $      10,487   $      9,481       $     7,812
   Expenses:
     Mortality and expense risk charge          (2,737)        (5,796)         (5,178)        (3,464)           (2,326)
     Other expense charge                         (684)        (1,449)         (1,295)          (866)             (582)
                                         ---------------------------------------------------------------------------------
Net investment income (loss)                    (1,583)        17,723           4,014          5,151             4,904

Net realized and unrealized capital
  gain (loss) on investments:
     Capital gains distributions                15,132         54,446         127,658         17,763            31,382
     Realized capital gain (loss)
       on sales of fund shares                 (11,971)       (14,475)        (23,315)       (52,596)           (6,004)
     Change in unrealized
       appreciation/ depreciation on
       investments during the year            (279,584)      (271,871)       (526,579)      (164,052)         (211,581)
                                         ---------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (276,423)      (231,900)       (422,236)      (198,885)         (186,203)
                                         ---------------------------------------------------------------------------------
Net increase (decrease) in
   net assets from operations            $    (278,006)  $   (214,177)  $    (418,222)  $   (193,734)      $  (181,299)
                                         =================================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                          OPPENHEIMER    OPPENHEIMER      PIMCO VIT        PIMCO VIT         PIMCO VIT
                                           CORE BOND     MAIN STREET      ALL ASSET      COMMODITYREAL       EMERGING
                                            FUND/VA      SMALL CAP/VA                   RETURN STRATEGY     MARKETS BOND
                                         --------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $      21,850   $        821   $      16,368   $     12,403      $        3,884
   Expenses:
     Mortality and expense risk charge          (6,194)        (1,782)         (1,057)        (1,556)               (341)
     Other expense charge                       (1,548)          (446)           (264)          (389)                (85)
                                         --------------------------------------------------------------------------------
Net investment income (loss)                    14,108         (1,407)         15,047         10,458               3,458

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -         17,077           1,235          2,743               8,613
     Realized capital gain (loss) on
       sales of fund shares                    (18,683)       (17,287)        (10,487)        13,839              (2,468)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (528,843)      (130,798)        (56,771)      (124,603)            (11,830)
                                         --------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (547,526)      (131,008)        (66,023)      (108,021)             (5,685)
                                         --------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (533,418)  $   (132,415)  $     (50,976)  $    (97,563)     $       (2,227)
                                         ================================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                              PIMCO VIT                                        PIMCO VIT
                                             FOREIGN BOND        PIMCO VIT      PIMCO VIT      SMALL CAP         ROYCE
                                         (U.S. DOLLAR-HEDGED)   LOW DURATION   REAL RETURN   STOCKSPLUS TR     MICRO-CAP
                                         --------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $             21,646   $     13,340   $    71,060   $         442   $    20,563
   Expenses:
     Mortality and expense risk charge                 (4,423)        (1,951)      (12,119)            (64)       (3,267)
     Other expense charge                              (1,106)          (488)       (3,030)            (16)         (817)
                                         --------------------------------------------------------------------------------
Net investment income (loss)                           16,117         10,901        55,911             362        16,479

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                            -          8,064         2,810             369        86,173
     Realized capital gain (loss) on
       sales of fund shares                           (13,597)        (1,470)      (75,890)         (3,635)      (18,592)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                    (30,758)       (23,901)     (228,998)         (2,949)     (403,108)
                                         --------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                         (44,355)       (17,307)     (302,078)         (6,215)     (335,527)
                                         --------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $            (28,238)  $     (6,406)  $  (246,167)  $      (5,853)  $  (319,048)
                                         ================================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                                           RYDEX VT        RYDEX VT
                                            RVT CLS       RVT CLS         RYDEX VT        ALTERNATIVE      ESSENTIAL
                                           ADVISORONE    ADVISORONE    ABSOLUTE RETURN     STRATEGIES     PORTFOLIO
                                            AMERIGO       CLERMONT       STRATEGIES        ALLOCATION     AGGRESSIVE
                                         ----------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $      10,533   $     6,986   $           113   $         433   $      1,240
   Expenses:
     Mortality and expense risk charge         (19,614)       (3,375)              (60)            (54)        (1,664)
     Other expense charge                       (4,904)         (844)              (15)            (13)          (416)
                                         -----------------------------------------------------------------------------
Net investment income (loss)                   (13,985)        2,767                38             366           (840)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                52,325         9,773                 -               -          2,421
     Realized capital gain (loss)
       on sales of fund shares                (136,301)      (26,012)              (34)            (70)       (51,321)
     Change in unrealized
       appreciation/ depreciation on
       investments during the year          (1,620,816)     (187,937)           (2,583)         (4,163)       (26,543)
                                         -----------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (1,704,792)     (204,176)           (2,617)         (4,233)       (75,443)
                                         -----------------------------------------------------------------------------
Net increase (decrease) in
   net assets from operations            $  (1,718,777)  $  (201,409)  $        (2,579)  $      (3,867)  $    (76,283)
                                         =============================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                              RYDEX VT              RYDEX VT                           RYDEX VT         RYDEX VT
                                         ESSENTIAL PORTFOLIO   ESSENTIAL PORTFOLIO     RYDEX VT      INTERNATIONAL   MANAGED FUTURES
                                            CONSERVATIVE            MODERATE         HEDGED EQUITY     ROTATION*        STRATEGY**
                                         -------------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                  $       9,135         $       9,816        $      877       $       -        $      -
   Expenses:
     Mortality and expense risk charge              (995)               (3,704)             (112)            (47)            (90)
     Other expense charge                           (249)                 (926)              (28)            (12)            (22)
                                         -------------------------------------------------------------------------------------------
Net investment income (loss)                       7,891                 5,186               737             (59)           (112)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                   2,636                 3,880                 -               -               -
     Realized capital gain (loss)
       on sales of fund shares                    (6,697)              (43,985)           (4,771)         (8,458)            (54)
     Change in unrealized
       appreciation/ depreciation on
       investments during the year               (28,958)              (96,843)           (1,621)             (2)         (7,401)
                                         -------------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    (33,019)             (136,948)           (6,392)         (8,460)         (7,455)
                                         -------------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets from operations              $     (25,128)        $    (131,762)       $   (5,655)      $  (8,519)       $ (7,567)
                                         ===========================================================================================

      *     For the period from May 1, 2008 (inception date) to December 31,
            2008.
      ** For the period from November 17, 2008 (inception date) to December 31, 2008.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                           RYDEX VT
                                           MULTI-CAP         RYDEX VT              SBL                 SBL
                                          CORE EQUITY     SECTOR ROTATION      ALL CAP VALUE    ALPHA OPPORTUNITY
                                         -------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                 $       894       $         -        $          -      $           -
   Expenses:
     Mortality and expense risk charge           (135)           (2,064)             (8,210)            (2,751)
     Other expense charge                         (34)             (516)             (2,053)              (688)
                                         -------------------------------------------------------------------------
Net investment income (loss)                      725            (2,580)            (10,263)            (3,439)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                   65             1,010                   -                  -
     Realized capital gain (loss)
       on sales of fund shares                   (292)          (32,605)            (63,482)           (18,079)
     Change in unrealized
       appreciation/ depreciation on
       investments during the year            (13,229)         (158,863)           (562,790)          (224,967)
                                         -------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (13,456)         (190,458)           (626,272)          (243,046)
                                         -------------------------------------------------------------------------
Net increase (decrease) in
   net assets from operations             $   (12,731)      $  (193,038)       $   (636,535)     $    (246,485)
                                         =========================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                SBL                                                                       SBL
                                          ENHANCED INDEX      SBL EQUITY        SBL GLOBAL        SBL HIGH YIELD    LARGE CAP VALUE
                                         -------------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                  $          -       $        -       $          -       $            -     $          -
   Expenses:
     Mortality and expense risk charge           (2,919)            (353)           (11,793)              (9,153)          (7,119)
     Other expense charge                          (730)             (88)            (2,948)              (2,288)          (1,780)
                                         -------------------------------------------------------------------------------------------
Net investment income (loss)                     (3,649)            (441)           (14,741)             (11,441)          (8,899)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                      -                -                  -                    -                -
     Realized capital gain (loss)
       on sales of fund shares                  (28,471)          (5,392)           (12,074)             (31,271)        (100,597)
     Change in unrealized
       appreciation/ depreciation on
       investments during the year             (210,153)         (20,786)          (823,155)            (536,536)        (415,290)
                                         -------------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  (238,624)         (26,178)          (835,229)            (567,807)        (515,887)
                                         -------------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets from operations              $   (242,273)      $  (26,619)      $   (849,970)      $     (579,248)    $   (524,786)
                                         ===========================================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                            SBL MANAGED             SBL                SBL               SBL             SBL
                                          ASSET ALLOCATION     MID CAP GROWTH     MID CAP VALUE     MONEY MARKET      SELECT 25
                                         ----------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                  $            -       $          -       $         -      $          -     $         -
   Expenses:
     Mortality and expense risk charge             (3,355)            (3,595)          (10,669)          (24,422)         (1,854)
     Other expense charge                            (839)              (899)           (2,667)           (6,105)           (464)
                                         ----------------------------------------------------------------------------------------
Net investment income (loss)                       (4,194)            (4,494)          (13,336)          (30,527)         (2,318)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                        -                  -                 -                 -               -
     Realized capital gain (loss)
       on sales of fund shares                    (30,884)           (39,107)          (15,121)           56,537          (8,728)
     Change in unrealized
       appreciation/ depreciation on
       investments during the year               (186,285)          (241,310)         (540,649)           25,532        (101,105)
                                         ----------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    (217,169)          (280,417)         (555,770)           82,069        (109,833)
                                         ----------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets from operations              $     (221,363)      $   (284,911)      $  (569,106)     $     51,542     $  (112,151)
                                         ========================================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                                    SBL                          VAN KAMPEN LIT
                                              SBL                SBL          US INTERMEDIATE   VAN KAMPEN LIT   VAN KAMPEN LIT
                                        SMALL CAP GROWTH   SMALL CAP VALUE         BOND            COMSTOCK        GOVERNMENT
                                        ----------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions               $              -   $              -   $             -   $        2,470   $       94,491
   Expenses:
     Mortality and expense risk charge              (836)            (2,947)           (4,818)            (724)          (7,810)
     Other expense charge                           (209)              (737)           (1,205)            (181)          (1,952)
                                        ----------------------------------------------------------------------------------------
Net investment income (loss)                      (1,045)            (3,684)           (6,023)           1,565           84,729

Net realized and unrealized capital
   gain (loss) on investments:

     Capital gains distributions                       -                  -                 -            6,066                -
     Realized capital gain (loss)
       on sales of fund shares                    (6,082)           (22,247)            2,214           (9,259)         (29,443)
     Change in unrealized
       appreciation/ depreciation on
       investments during the year               (77,676)          (213,270)          (75,805)         (47,435)         (38,962)
                                        ----------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    (83,758)          (235,517)          (73,591)         (50,628)         (68,405)
                                        ----------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets from operations           $        (84,803)  $       (239,201)  $       (79,614)  $      (49,063)  $       16,324
                                        ========================================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                        VAN KAMPEN UIF
                                           EMERGING         VAN KAMPEN UIF
                                        MARKETS EQUITY   EQUITY AND INCOME
                                        ------------------------------------
Investment income (loss):
   Dividend distributions               $            -   $            5,111
   Expenses:
     Mortality and expense risk charge          (1,196)              (1,331)
     Other expense charge                         (299)                (333)
                                        ------------------------------------
Net investment income (loss)                    (1,495)               3,447

Net realized and unrealized capital
   gain (loss) on investments:

     Capital gains distributions                51,256                6,879
     Realized capital gain (loss)
       on sales of fund shares                 (14,172)              (3,433)
     Change in unrealized
       appreciation/ depreciation on
       investments during the year            (151,340)             (57,188)
                                        ------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (114,256)             (53,742)
                                        ------------------------------------
Net increase (decrease) in
   net assets from operations           $     (115,751)  $          (50,295)
                                        ====================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                       Statements of Changes in Net Assets

                      Year Ended December 31, 2008 and 2007

                                           AIM V.I. BASIC VALUE      AIM V.I. CAPITAL DEVELOPMENT
                                           2008           2007           2008            2007
                                       -----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $       (822)  $       (136)  $     (2,346)  $      (1,513)
     Capital gains distributions             70,766         30,639         60,667          20,003
     Realized capital gain (loss)
       on sales of fund shares              (12,640)        (8,283)       (19,966)         11,044
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (295,292)       (42,821)      (228,237)        (15,642)
                                       -----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (237,988)       (20,601)      (189,882)         13,892

   From contract owner
     transactions:
     Variable annuity deposits               33,874        455,638        179,729         302,674
     Contract owner maintenance
       charges                               (1,340)          (942)        (2,198)         (1,177)
     Terminations and withdrawals            (5,891)        (1,490)       (11,071)         (1,521)
     Transfers between
       subaccounts, net                     (12,405)       (28,762)        48,486        (175,052)
                                       -----------------------------------------------------------
   Net increase (decrease) in net            14,238        424,444        214,946         124,924
     assets from contract owner
     transactions
                                       -----------------------------------------------------------
Net increase (decrease) in net
   assets                                  (223,750)       403,843         25,064         138,816
Net assets at beginning of year             442,283         38,440        278,434         139,618
                                       -----------------------------------------------------------
Net assets at end of year              $    218,533   $    442,283   $    303,498   $     278,434
                                       ===========================================================

                                       AIM V.I. GLOBAL HEALTH CARE     AIM V.I. GLOBAL REAL ESTATE
                                           2008            2007          2008             2007
                                       ------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $       (584)  $       (445)  $     41,337   $       34,683
     Capital gains distributions             13,182              -         71,116           90,372
     Realized capital gain (loss)
       on sales of fund shares               (6,741)         1,258        (34,451)         (30,816)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (32,207)         3,686       (455,833)        (156,808)
                                       ------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (26,350)         4,499       (377,831)         (62,569)

   From contract owner
     transactions:
     Variable annuity deposits               78,387         87,153        140,537          428,943
     Contract owner maintenance
       charges                                 (378)          (340)        (3,521)          (1,909)
     Terminations and withdrawals              (861)        (3,921)       (16,240)         (10,906)
     Transfers between
       subaccounts, net                    (122,211)        29,530        296,156           19,701
                                       ------------------------------------------------------------
   Net increase (decrease) in net           (45,063)       112,422        416,932          435,829
     assets from contract owner
     transactions
                                       ------------------------------------------------------------
Net increase (decrease) in net
   assets                                   (71,413)       116,921         39,101          373,260
Net assets at beginning of year             121,728          4,807        513,997          140,737
                                       ------------------------------------------------------------
Net assets at end of year              $     50,315   $    121,728   $    553,098   $      513,997
                                       ============================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                       AIM V.I. INTERNATIONAL GROWTH   AIM V.I. MID CAP CORE EQUITY
                                           2008             2007           2008            2007
                                       -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $      (1,375)  $        (734)  $      1,074   $        (499)
     Capital gains distributions              12,898               -         21,197           1,599
     Realized capital gain (loss)
       on sales of fund shares               (16,507)         21,875         (7,455)            (11)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (400,710)          9,515        (74,464)           (168)
                                       -------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (405,694)         30,656        (59,648)            921
   From contract owner
     transactions:
     Variable annuity deposits               225,915         417,299         50,856               -
     Contract owner maintenance
       charges                                (5,456)         (1,897)        (1,628)           (430)
     Terminations and withdrawals            (34,213)         (7,103)       (10,636)         (3,443)
     Transfers between
       subaccounts, net                      392,254         (82,598)        29,195         101,644
                                       -------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            578,500         325,701         67,787          97,771
                                       -------------------------------------------------------------
Net increase (decrease) in net
   assets                                    172,806         356,357          8,139          98,692

Net assets at beginning of year              508,044         151,687        129,580          30,888
                                       -------------------------------------------------------------
Net assets at end of year              $     680,850   $     508,044   $    137,719   $     129,580
                                       =============================================================
                                            AMERICAN CENTURY VP
                                              MID CAP VALUE            AMERICAN CENTURY VP ULTRA
                                           2008          2007**          2008           2007
                                       ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $       (188)  $         90   $     (1,940)  $     (1,891)
     Capital gains distributions                  -              -         41,870              -
     Realized capital gain (loss)
       on sales of fund shares               (3,064)           (18)        (6,551)         2,604
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (4,822)        (2,812)      (167,528)        45,171
                                       ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              (8,074)        (2,740)      (134,149)        45,884
   From contract owner
     transactions:
     Variable annuity deposits                2,461         31,953        113,145         30,536
     Contract owner maintenance
       charges                                 (126)           (24)        (1,465)        (1,304)
     Terminations and withdrawals            (1,189)          (190)        (6,239)        (4,494)
     Transfers between
       subaccounts, net                      (2,308)           298        (22,096)        (1,390)
                                       ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            (1,162)        32,037         83,345         23,348
                                       ----------------------------------------------------------
Net increase (decrease) in net
   assets                                    (9,236)        29,297        (50,804)        69,232

Net assets at beginning of year              29,297              -        282,654        213,422
                                       ----------------------------------------------------------
Net assets at end of year              $     20,061   $     29,297   $    231,850   $    282,654
                                       ==========================================================

**For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                          AMERICAN CENTURY VP        DENT STRATEGIC
                                                 VALUE                 PORTFOLIO
                                           2008           2007            2008
                                       ---------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $      9,607   $        460   $         (476)
     Capital gains distributions             79,697         28,300                -
     Realized capital gain (loss)
       on sales of fund shares              (43,472)        (8,134)            (741)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (216,373)       (72,325)         (10,351)
                                       ---------------------------------------------
   Net increase (decrease) in
     net assets from operations            (170,541)       (51,699)         (11,568)

   From contract owner
     transactions:
     Variable annuity deposits              178,250        628,375          265,438
     Contract owner maintenance
       charges                               (2,516)        (3,086)            (551)
     Terminations and withdrawals           (13,553)       (14,942)          (1,641)
     Transfers between
       subaccounts, net                     (90,082)      (162,546)          (6,248)
                                       ---------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            72,099        447,801          256,998
                                       ---------------------------------------------
Net increase (decrease) in net
   assets                                   (98,442)       396,102          245,430
Net assets at beginning of year             661,375        265,273                -
                                       ---------------------------------------------
Net assets at end of year              $    562,933   $    661,375   $      245,430
                                       =============================================
                                                DREYFUS IP                    DREYFUS VIF
                                            TECHNOLOGY GROWTH              INTERNATIONAL VALUE
                                           2008             2007         2008            2007
                                       ------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $       (409)   $       (250)  $      8,400   $       4,578
     Capital gains distributions                  -               -        110,904          74,550
     Realized capital gain (loss)
       on sales of fund shares              (10,444)          1,521        (31,949)        (19,421)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (22,220)          2,167       (359,826)        (35,317)
                                       ------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (33,073)          3,438       (272,471)         24,390

   From contract owner
     transactions:
     Variable annuity deposits               18,370          50,033        229,869         406,953
     Contract owner maintenance
       charges                                 (371)           (271)        (3,441)         (3,038)
     Terminations and withdrawals            (1,982)         (2,117)       (23,792)        (18,911)
     Transfers between
       subaccounts, net                     (34,103)         35,247        241,084        (384,384)
                                       ------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           (18,086)         82,892        443,720             620
                                       ------------------------------------------------------------
Net increase (decrease) in net
   assets                                   (51,159)         86,330        171,249          25,010
Net assets at beginning of year              88,984           2,654        425,204         400,194
                                       ------------------------------------------------------------
Net assets at end of year              $     37,825    $     88,984   $    596,453   $     425,204
                                       ============================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                FRANKLIN                  FRANKLIN SMALL CAP
                                            INCOME SECURITIES              VALUE SECURITIES
                                          2008            2007**         2008           2007**
                                       ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $     25,076   $       (831)  $      2,369   $       (176)
     Capital gains distributions             12,311              -         26,855              -
     Realized capital gain (loss)
       on sales of fund shares              (38,097)         1,315        (67,409)           (33)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (194,046)        (5,236)       (36,731)        (7,428)
                                       ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (194,756)        (4,752)       (74,916)        (7,637)

   From contract owner
     transactions:
     Variable annuity deposits              239,829        308,587         54,888         84,519
     Contract owner maintenance
       charges                               (2,806)          (433)        (1,170)           (54)
     Terminations and withdrawals            (6,020)        (1,947)       (17,358)          (191)
     Transfers between
       subaccounts, net                    (423,995)       501,407         44,595              -
                                       ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (192,992)       807,614         80,955         84,274
                                       ----------------------------------------------------------
Net increase (decrease) in net
   assets                                  (387,748)       802,862          6,039         76,637
Net assets at beginning of year             802,862              -         76,637              -
                                       ----------------------------------------------------------
Net assets at end of year              $    415,114   $    802,862   $     82,676   $     76,637
                                       ==========================================================
                                          FRANKLIN
                                       TEMPLETON VIP
                                       FOUNDING FUNDS            JANUS ASPEN
                                         ALLOCATION            LARGE CAP GROWTH
                                            2008            2008           2007**
                                       ---------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $          223   $       (974)  $         70
     Capital gains distributions                  274              -              -
     Realized capital gain (loss)
       on sales of fund shares                 (9,881)       (15,093)           244
     Change in unrealized
       appreciation/depreciation on
       investments during the year                160       (162,500)           155
                                       ---------------------------------------------
   Net increase (decrease) in
     net assets from operations                (9,224)      (178,567)           469

   From contract owner
     transactions:
     Variable annuity deposits                 29,067         55,199          2,059
     Contract owner maintenance
       charges                                    (37)        (2,847)           (69)
     Terminations and withdrawals                (763)       (39,462)          (235)
     Transfers between
       subaccounts, net                        (9,451)       451,871         53,510
                                       ---------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              18,816        464,761         55,265
                                       ---------------------------------------------
Net increase (decrease) in net
   assets                                       9,592        286,194         55,734
Net assets at beginning of year                     -         55,734              -
                                       ---------------------------------------------
Net assets at end of year              $        9,592   $    341,928   $     55,734
                                       =============================================

**For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                               JANUS ASPEN                LEGG MASON PARTNERS
                                              MID CAP GROWTH          VARIABLE AGGRESSIVE GROWTH
                                          2008            2007**         2008           2007
                                       ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $     (2,161)  $     (2,195)  $     (5,905)  $     (3,010)
     Capital gains distributions              6,604          3,715              -          4,490
     Realized capital gain (loss)
       on sales of fund shares              (30,220)         6,129        (11,837)        23,241
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (92,416)        45,815       (441,776)       (20,198)
                                       ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (118,193)        53,464       (459,518)         4,523

   From contract owner
     transactions:
     Variable annuity deposits              165,795         88,630         26,865        175,250
     Contract owner maintenance
       charges                               (1,407)        (2,806)        (5,115)        (2,034)
     Terminations and withdrawals            (6,552)       (12,718)       (37,088)        (7,133)
     Transfers between
       subaccounts, net                    (848,918)       777,228        682,907         13,410
                                       ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (691,082)       850,334        667,569        179,493
                                       ----------------------------------------------------------
Net increase (decrease) in net
   assets                                  (809,275)       903,798        208,051        184,016

Net assets at beginning of year             903,798              -        576,705        392,689
                                       ----------------------------------------------------------
Net assets at end of year              $     94,523   $    903,798   $    784,756   $    576,705
                                       ==========================================================
                                            LEGG MASON PARTNERS             LEGG MASON PARTNERS
                                       VARIABLE GLOBAL HIGH YIELD BOND    VARIABLE SMALL CAP GROWTH
                                            2008            2007**           2008        2007**
                                       -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $        1,874   $          371   $       (689) $        (31)
     Capital gains distributions                    -               21          4,672         1,047
     Realized capital gain (loss)
       on sales of fund shares                   (102)               -            230            (1)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (8,624)            (464)       (39,478)       (1,557)
                                       -------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                (6,852)             (72)       (35,265)         (542)

   From contract owner
     transactions:
     Variable annuity deposits                 22,082            5,510          3,222        11,424
     Contract owner maintenance
       charges                                   (646)              (8)          (539)           (7)
     Terminations and withdrawals             (11,979)               -        (16,500)            -
     Transfers between
       subaccounts, net                         9,675                -        112,729         6,010
                                       -------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              19,132            5,502         98,912        17,427
                                       -------------------------------------------------------------
Net increase (decrease) in net
   assets                                      12,280            5,430         63,647        16,885

Net assets at beginning of year                 5,430                -         16,885             -
                                       -------------------------------------------------------------
Net assets at end of year              $       17,710   $        5,430   $     80,532  $     16,885
                                       =============================================================

**For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                 MFS VIT
                                          RESEARCH INTERNATIONAL         MFS VIT TOTAL RETURN
                                            2008          2007           2008           2007
                                       ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $     (1,583)  $     (1,721)  $     17,723   $     22,480
     Capital gains distributions             15,132          1,320         54,446         36,410
     Realized capital gain (loss)
       on sales of fund shares              (11,971)           352        (14,475)        30,519
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (279,584)        19,601       (271,871)       (48,879)
                                       ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (278,006)        19,552       (214,177)        40,530

   From contract owner
     transactions:
     Variable annuity deposits               38,346         91,309        529,510        888,191
     Contract owner maintenance
       charges                               (2,919)          (799)        (5,721)        (9,532)
     Terminations and withdrawals           (16,019)        (2,518)       (47,721)       (79,945)
     Transfers between
       subaccounts, net                     283,446        233,040        243,358     (1,200,010)
                                       ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           302,854        321,032        719,426       (401,296)
                                       ----------------------------------------------------------
Net increase (decrease) in net
   assets                                    24,848        340,584        505,249       (360,766)
Net assets at beginning of year             411,083         70,499        786,459      1,147,225
                                       ----------------------------------------------------------
Net assets at end of year              $    435,931   $    411,083   $  1,291,708   $    786,459
                                       ==========================================================

                                             MFS VIT UTILITIES       MUTUAL DISCOVERY SECURITIES
                                           2008            2007           2008         2007**
                                       ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $      4,014   $     (1,115)  $      5,151   $     (1,896)
     Capital gains distributions            127,658         15,597         17,763            172
     Realized capital gain (loss)
       on sales of fund shares              (23,315)        13,869        (52,596)           392
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (526,579)        45,408       (164,052)         1,482
                                       ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (418,222)        73,759       (193,734)           150

   From contract owner
     transactions:
     Variable annuity deposits              200,039        580,242        393,717        396,104
     Contract owner maintenance
       charges                               (5,238)        (2,112)        (2,666)        (1,849)
     Terminations and withdrawals           (12,673)        (8,176)       (10,615)        (7,659)
     Transfers between
       subaccounts, net                     133,562         69,641       (467,414)       464,307
                                       ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           315,690        639,595        (86,978)       850,903
                                       ----------------------------------------------------------
Net increase (decrease) in net
   assets                                  (102,532)       713,354       (280,712)       851,053
Net assets at beginning of year             794,607         81,253        851,053              -
                                       ----------------------------------------------------------
Net assets at end of year              $    692,075   $    794,607   $    570,341   $    851,053
                                       ==========================================================

**For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                           NEUBERGER BERMAN AMT           OPPENHEIMER CORE
                                           SOCIALLY RESPONSIVE               BOND FUND/VA
                                          2008             2007          2008           2007**
                                       ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $      4,904   $     (1,129)  $     14,108   $       (871)
     Capital gains distributions             31,382            983              -              -
     Realized capital gain (loss)
       on sales of fund shares               (6,004)           157        (18,683)         9,133
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (211,581)           151       (528,843)         1,257
                                       ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (181,299)           162       (533,418)         9,519

   From contract owner
     transactions:
     Variable annuity deposits              246,030        339,181        285,306        184,277
     Contract owner maintenance
       charges                               (3,060)        (1,262)        (6,145)          (886)
     Terminations and withdrawals           (17,220)           (66)       (59,632)        (3,042)
     Transfers between
       subaccounts, net                     (44,381)        (5,973)       856,077        196,651
                                       ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           181,369        331,880      1,075,606        377,000
                                       ----------------------------------------------------------
Net increase (decrease) in net
   assets                                        70        332,042        542,188        386,519
Net assets at beginning of year             333,587          1,545        386,519              -
                                       ----------------------------------------------------------
Net assets at end of year              $    333,657   $    333,587   $    928,707   $    386,519
                                       ==========================================================
                                              OPPENHEIMER
                                       MAIN STREET SMALL CAP/VA          PIMCO VIT ALL ASSET
                                           2008            2007          2008           2007
                                       ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $     (1,407)  $     (1,526)  $     15,047   $      2,225
     Capital gains distributions             17,077          5,602          1,235              -
     Realized capital gain (loss)
       on sales of fund shares              (17,287)           656        (10,487)            33
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (130,798)       (22,509)       (56,771)          (367)
                                       ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (132,415)       (17,777)       (50,976)         1,891

   From contract owner
     transactions:
     Variable annuity deposits               26,038        251,130        185,727         35,410
     Contract owner maintenance
       charges                               (1,476)        (1,174)        (1,317)          (248)
     Terminations and withdrawals            (4,565)        (3,021)        (7,685)        (2,419)
     Transfers between
       subaccounts, net                     (48,026)        (2,680)       180,715           (256)
                                       ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           (28,029)       244,255        357,440         32,487
                                       ----------------------------------------------------------
Net increase (decrease) in net
   assets                                  (160,444)       226,478        306,464         34,378
Net assets at beginning of year             360,614        134,136         38,332          3,954
                                       ----------------------------------------------------------
Net assets at end of year              $    200,170   $    360,614   $    344,796   $     38,332
                                       ==========================================================

**For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                 PIMCO VIT                   PIMCO VIT
                                       COMMODITYREALRETURN STRATEGY     EMERGING MARKETS BOND
                                          2008            2007          2008           2007**
                                       ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $     10,458   $      3,721   $      3,458   $        125
     Capital gains distributions              2,743              -          8,613            823
     Realized capital gain (loss)
       on sales of fund shares               13,839          1,106         (2,468)            (9)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (124,603)        16,822        (11,830)          (712)
                                       ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (97,563)        21,649         (2,227)           227

   From contract owner
     transactions:
     Variable annuity deposits              164,669         93,069        184,020              -
     Contract owner maintenance
       charges                               (1,413)          (362)          (449)           (21)
     Terminations and withdrawals           (10,505)        (2,394)        (3,303)          (323)
     Transfers between
       subaccounts, net                     (20,729)       (13,384)       (52,038)        41,602
                                       ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           132,022         76,929        128,230         41,258
                                       ----------------------------------------------------------
Net increase (decrease) in net
   assets                                    34,459         98,578        126,003         41,485
Net assets at beginning of year             137,441         38,863         41,485              -
                                       ----------------------------------------------------------
Net assets at end of year              $    171,900   $    137,441   $    167,488   $     41,485
                                       ==========================================================

                                          PIMCO VIT FOREIGN BOND
                                           (U.S. DOLLAR-HEDGED)       PIMCO VIT LOW DURATION
                                           2008            2007         2008             2007
                                       ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $     16,117   $     14,068   $     10,901   $      7,970
     Capital gains distributions                  -              -          8,064              -
     Realized capital gain (loss)
       on sales of fund shares              (13,597)        (3,739)        (1,470)            69
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (30,758)         5,122        (23,901)         3,018
                                       ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (28,238)        15,451         (6,406)        11,057

   From contract owner
     transactions:
     Variable annuity deposits              179,089        224,078         58,904        123,339
     Contract owner maintenance
       charges                               (5,297)        (3,864)        (2,328)        (1,383)
     Terminations and withdrawals           (56,024)       (21,928)       (10,172)       (44,973)
     Transfers between
       subaccounts, net                     (87,363)       (43,004)       310,545       (141,348)
                                       ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            30,405        155,282        356,949        (64,365)
                                       ----------------------------------------------------------
Net increase (decrease) in net
   assets                                     2,167        170,733        350,543        (53,308)
Net assets at beginning of year             648,493        477,760        142,626        195,934
                                       ----------------------------------------------------------
Net assets at end of year              $    650,660   $    648,493   $    493,169   $    142,626
                                       ==========================================================

**For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                           PIMCO VIT SMALL
                                          PIMCO VIT REAL RETURN           CAP STOCKSPLUS TR
                                           2008           2007           2008          2007**
                                       ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $     55,911   $     42,376   $        362   $         64
     Capital gains distributions              2,810          3,406            369              -
     Realized capital gain (loss)
       on sales of fund shares              (75,890)           747         (3,635)            (1)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (228,998)        78,603         (2,949)          (618)
                                       ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (246,167)       125,132         (5,853)          (555)

   From contract owner
     transactions:
     Variable annuity deposits            1,073,687        551,776              -         11,230
     Contract owner maintenance
       charges                              (11,491)        (5,931)           (62)           (10)
     Terminations and withdrawals          (113,306)       (38,735)            (7)             -
     Transfers between
       subaccounts, net                    (630,291)       479,887          3,444              -
                                       ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           318,599        986,997          3,375         11,220
                                       ----------------------------------------------------------
Net increase (decrease) in net
   assets                                    72,432      1,112,129         (2,478)        10,665
Net assets at beginning of year           1,713,619        601,490         10,665              -
                                       ----------------------------------------------------------
Net assets at end of year              $  1,786,051   $  1,713,619   $      8,187   $     10,665
                                       ==========================================================

                                                                               RVT CLS
                                             ROYCE MICRO-CAP              ADVISORONE AMERIGO
                                           2008           2007           2008             2007
                                       ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $     16,479   $      2,358   $    (13,985)  $     (3,054)
     Capital gains distributions             86,173         25,010         52,325         69,329
     Realized capital gain (loss)
       on sales of fund shares              (18,592)         2,173       (136,301)         4,090
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (403,108)       (24,708)    (1,620,816)        45,961
                                       ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (319,048)         4,833     (1,718,777)       116,326

   From contract owner
     transactions:
     Variable annuity deposits              172,029        229,156        371,943         46,039
     Contract owner maintenance
       charges                               (2,755)          (815)       (38,586)       (10,641)
     Terminations and withdrawals            (8,330)        (6,301)      (269,687)       (27,705)
     Transfers between
       subaccounts, net                     350,733        (21,892)     1,549,823      1,466,346
                                       ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           511,677        200,148      1,613,493      1,474,039
                                       ----------------------------------------------------------
Net increase (decrease) in net
   assets                                   192,629        204,981       (105,284)     1,590,365
Net assets at beginning of year             333,295        128,314      2,355,496        765,131
                                       ----------------------------------------------------------
Net assets at end of year              $    525,924   $    333,295   $  2,250,212   $  2,355,496
                                       ==========================================================

**For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                RVT CLS                   RYDEX VT ABSOLUTE
                                           ADVISORONE CLERMONT            RETURN STRATEGIES
                                           2008           2007            2008         2007**
                                       ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $      2,767   $      6,857   $         38   $        (11)
     Capital gains distributions              9,773         72,532              -              -
     Realized capital gain (loss)
       on sales of fund shares              (26,012)         5,179            (34)          (120)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (187,937)       (61,843)        (2,583)             -
                                       ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (201,409)        22,725         (2,579)          (131)

   From contract owner
     transactions:
     Variable annuity deposits               95,697         25,910         21,567          5,005
     Contract owner maintenance
       charges                               (4,286)        (3,389)           (92)            (1)
     Terminations and withdrawals           (13,015)        (8,923)             -              -
     Transfers between
       subaccounts, net                     170,524        148,039          1,186         (4,873)
                                       ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           248,920        161,637         22,661            131
                                       ----------------------------------------------------------
Net increase (decrease) in net
   assets                                    47,511        184,362         20,082              -
Net assets at beginning of year             533,514        349,152              -              -
                                       ----------------------------------------------------------
Net assets at end of year              $    581,025   $    533,514   $     20,082   $          -
                                       ==========================================================

                                         RYDEX VT
                                       ALTERNATIVE
                                        STRATEGIES        RYDEX VT ESSENTIAL
                                        ALLOCATION       PORTFOLIO AGGRESSIVE
                                           2008          2008           2007**
                                       -------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $        366   $       (840)  $      8,397
     Capital gains distributions                  -          2,421          1,397
     Realized capital gain (loss)
       on sales of fund shares                  (70)       (51,321)           (35)
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (4,163)       (26,543)        (9,238)
                                       -------------------------------------------
   Net increase (decrease) in
     net assets from operations              (3,867)       (76,283)           521

   From contract owner
     transactions:
     Variable annuity deposits               24,500         56,478        283,289
     Contract owner maintenance
       charges                                  (51)        (2,724)          (944)
     Terminations and withdrawals              (455)             -              -
     Transfers between
       subaccounts, net                           -       (188,152)        23,750
                                       -------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            23,994       (134,398)       306,095
                                       -------------------------------------------
Net increase (decrease) in net
   assets                                    20,127       (210,681)       306,616
Net assets at beginning of year                   -        306,616              -
                                       -------------------------------------------
Net assets at end of year              $     20,127   $     95,935   $    306,616
                                       ===========================================

**For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                           RYDEX VT ESSENTIAL             RYDEX VT ESSENTIAL
                                          PORTFOLIO CONSERVATIVE          PORTFOLIO MODERATE
                                          2008           2007**         2008             2007**
                                       ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $      7,891   $        454   $      5,186   $      8,620
     Capital gains distributions              2,636            212          3,880          1,159
     Realized capital gain (loss)
       on sales of fund shares               (6,697)             -        (43,985)          (148)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (28,958)          (154)       (96,843)        (9,810)
                                       ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (25,128)           512       (131,762)          (179)

   From contract owner
     transactions:
     Variable annuity deposits              174,935        108,107        347,578        446,173
     Contract owner maintenance
       charges                               (1,715)            (6)        (4,960)          (904)
     Terminations and withdrawals            (5,894)             -        (14,913)          (462)
     Transfers between
       subaccounts, net                     (21,209)             -       (224,153)        59,691
                                       ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           146,117        108,101        103,552        504,498
                                       ----------------------------------------------------------
Net increase (decrease) in net
   assets                                   120,989        108,613        (28,210)       504,319
Net assets at beginning of year             108,613              -        504,319              -
                                       ----------------------------------------------------------
Net assets at end of year              $    229,602   $    108,613   $    476,109   $    504,319
                                       ==========================================================

                                                                       RYDEX VT
                                                                     INTERNATIONAL
                                         RYDEX VT HEDGED EQUITY        ROTATION
                                          2008           2007**          2008*
                                       --------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $        737   $      1,179   $         (59)
     Capital gains distributions                  -            384               -
     Realized capital gain (loss)
       on sales of fund shares               (4,771)           (20)         (8,458)
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (1,621)        (2,013)             (2)
                                       --------------------------------------------
   Net increase (decrease) in
     net assets from operations              (5,655)          (470)         (8,519)

   From contract owner
     transactions:
     Variable annuity deposits               78,800              -               -
     Contract owner maintenance
       charges                                 (154)           (17)            (43)
     Terminations and withdrawals              (610)          (184)           (675)
     Transfers between
       subaccounts, net                     (30,580)        26,383           9,237
                                       --------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            47,456         26,182           8,519
                                       --------------------------------------------
Net increase (decrease) in net
   assets                                    41,801         25,712               -
Net assets at beginning of year              25,712              -               -
                                       --------------------------------------------
Net assets at end of year              $     67,513   $     25,712   $           -
                                       ============================================

*For the period from May 1, 2008 (inception date) to December 31, 2008.

**For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                         RYDEX VT
                                          MANAGED
                                         FUTURES              RYDEX VT
                                         STRATEGY        MULTI-CAP CORE EQUITY
                                           2008*          2008          2007**
                                       -------------------------------------------
 Increase (decrease) in net assets:
    From operations:
      Net investment income (loss)     $       (112)  $        725   $        101
      Capital gains distributions                 -             65          1,710
      Realized capital gain (loss)
        on sales of fund shares                 (54)          (292)            (5)
      Change in unrealized
        appreciation/depreciation
        on investments during the
        year                                 (7,401)       (13,229)        (3,474)
                                       -------------------------------------------
    Net increase (decrease) in
      net assets from operations             (7,567)       (12,731)        (1,668)

    From contract owner
      transactions:
      Variable annuity deposits                   -         22,584         21,644
      Contract owner maintenance
        charges                                (154)          (109)           (15)
      Terminations and withdrawals           (1,320)          (304)             -
      Transfers between
        subaccounts, net                    139,476          1,031              -
                                       -------------------------------------------
    Net increase (decrease) in net
      assets from contract owner
      transactions                          138,002         23,202         21,629
                                       -------------------------------------------
 Net increase (decrease) in net
    assets                                  130,435         10,471         19,961
 Net assets at beginning of year                  -         19,961              -
                                       -------------------------------------------
 Net assets at end of year             $    130,435   $     30,432   $     19,961
                                       ===========================================

                                        RYDEX VT SECTOR ROTATION        SBL ALL CAP VALUE
                                          2008           2007          2008            2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (2,580)  $     (2,214)  $    (10,263)  $     (6,491)
     Capital gains distributions             1,010         36,469              -              -
     Realized capital gain (loss)
       on sales of fund shares             (32,605)         6,862        (63,482)        10,774
     Change in unrealized
       appreciation/depreciation
       on investments during the
       year                               (158,863)         6,853       (562,790)        (4,020)
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (193,038)        47,970       (636,535)           263

   From contract owner
     transactions:
     Variable annuity deposits              62,884        210,730         77,241        430,505
     Contract owner maintenance
       charges                              (3,160)        (2,769)        (7,511)        (3,522)
     Terminations and withdrawals          (15,880)        (9,734)       (71,027)       (17,553)
     Transfers between
       subaccounts, net                    (72,414)       103,812        617,696        116,499
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (28,570)       302,039        616,399        525,929
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                 (221,608)       350,009        (20,136)       526,192
Net assets at beginning of year            497,967        147,958      1,015,043        488,851
                                      ----------------------------------------------------------
Net assets at end of year             $    276,359   $    497,967   $    994,907   $  1,015,043
                                       ==========================================================

*For the period from November 17, 2008 (inception date) to December 31, 2008.

**For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                          SBL ALPHA OPPORTUNITY          SBL ENHANCED INDEX
                                          2008            2007           2008           2007
                                       ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $     (3,439)  $     (1,161)  $     (3,649)  $     (5,350)
     Capital gains distributions                  -              -              -              -
     Realized capital gain (loss)
       on sales of fund shares              (18,079)        10,070        (28,471)        54,497
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (224,967)        12,365       (210,153)       (63,539)
                                       ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (246,485)        21,274       (242,273)       (14,392)

   From contract owner
     transactions:
     Variable annuity deposits               55,979        236,021         19,030         80,256
     Contract owner maintenance
       charges                               (2,916)          (550)        (3,977)        (5,422)
     Terminations and withdrawals           (11,751)        (1,936)        (6,400)       (38,450)
     Transfers between
       subaccounts, net                     244,591         25,376        (31,432)      (101,211)
                                       ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           285,903        258,911        (22,779)       (64,827)
                                       ----------------------------------------------------------
Net increase (decrease) in net
   assets                                    39,418        280,185       (265,052)       (79,219)
Net assets at beginning of year             378,390         98,205        636,547        715,766
                                       ----------------------------------------------------------
Net assets at end of year              $    417,808   $    378,390   $    371,495   $    636,547
                                       ==========================================================

                                                SBL EQUITY                    SBL GLOBAL
                                           2008           2007           2008          2007
                                       ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $       (441)  $       (278)  $    (14,741)  $    (13,803)
     Capital gains distributions                  -              -              -              -
     Realized capital gain (loss)
       on sales of fund shares               (5,392)           166        (12,074)        19,168
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (20,786)        (3,258)      (823,155)       110,804
                                       ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (26,619)        (3,370)      (849,970)       116,169

   From contract owner
     transactions:
     Variable annuity deposits                1,073         62,921        391,488        952,152
     Contract owner maintenance
       charges                                 (383)          (226)       (13,116)       (12,594)
     Terminations and withdrawals            (4,282)        (3,374)       (97,262)       (60,085)
     Transfers between
       subaccounts, net                       7,816          1,216       (426,048)       323,289
                                       ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             4,224         60,537       (144,938)     1,202,762
                                       ----------------------------------------------------------
Net increase (decrease) in net
   assets                                   (22,395)        57,167       (994,908)     1,318,931
Net assets at beginning of year              63,389          6,222      2,439,745      1,120,814
                                       ----------------------------------------------------------
Net assets at end of year              $     40,994   $     63,389   $  1,444,837   $  2,439,745
                                       ==========================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                              SBL HIGH YIELD             SBL LARGE CAP VALUE
                                          2008            2007          2008            2007
                                       ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $    (11,441)  $    (10,054)  $     (8,899)  $     (4,789)
     Capital gains distributions                  -              -              -              -
     Realized capital gain (loss)
       on sales of fund shares              (31,271)        13,681       (100,597)        (5,558)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (536,536)        (7,301)      (415,290)       (62,931)
                                       ----------------------------------------------------------
   Net increase (decrease) in              (579,248)        (3,674)      (524,786)       (73,278)
     net assets from operations

   From contract owner
     transactions:
     Variable annuity deposits              472,440        744,373        115,597        806,116
     Contract owner maintenance
       charges                              (10,304)        (8,256)        (7,642)        (4,247)
     Terminations and withdrawals           (48,642)       (53,322)       (65,405)       (26,152)
     Transfers between
       subaccounts, net                     144,164         31,908       (359,145)       896,636
                                       ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           557,658        714,703       (316,595)     1,672,353
                                       ----------------------------------------------------------
Net increase (decrease) in net
   assets                                   (21,590)       711,029       (841,381)     1,599,075
Net assets at beginning of year           1,470,332        759,303      1,715,025        115,950
                                       ----------------------------------------------------------
Net assets at end of year              $  1,448,742   $  1,470,332   $    873,644   $  1,715,025
                                       ==========================================================

                                      SBL MANAGED ASSET ALLOCATION        SBL MID CAP GROWTH
                                          2008           2007           2008             2007
                                      -----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $      (4,194)  $     (2,490)  $     (4,494)  $     (5,336)
     Capital gains distributions                  -              -              -              -
     Realized capital gain (loss)
       on sales of fund shares              (30,884)         2,878        (39,107)         5,259
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (186,285)        15,911       (241,310)       (81,935)
                                      -----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (221,363)        16,299       (284,911)       (82,012)

   From contract owner
     transactions:
     Variable annuity deposits               51,860        296,811         47,694        218,255
     Contract owner maintenance
       charges                               (3,107)        (1,698)        (2,820)        (2,975)
     Terminations and withdrawals           (12,579)        (8,106)       (27,422)        (7,563)
     Transfers between
       subaccounts, net                     272,015        (25,654)       (49,687)       (86,011)
                                      -----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           308,189        261,353        (32,235)       121,706
                                      -----------------------------------------------------------
Net increase (decrease) in net
   assets                                    86,826        277,652       (317,146)        39,694

Net assets at beginning of year             459,381        181,729        703,195        663,501
                                      -----------------------------------------------------------
Net assets at end of year             $     546,207   $    459,381   $    386,049   $    703,195
                                    =============================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                            SBL MID CAP VALUE             SBL MONEY MARKET
                                         2008             2007          2008           2007
                                       ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $    (13,336)  $    (14,642)  $    (30,527)  $    (10,941)
     Capital gains distributions                  -              -              -              -
     Realized capital gain (loss)
       on sales of fund shares              (15,121)        88,756         56,537         35,802
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (540,649)       (49,174)        25,532         30,191
                                       ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (569,106)        24,940         51,542         55,052

   From contract owner
     transactions:
     Variable annuity deposits              257,441        874,531      4,031,929      7,665,656
     Contract owner maintenance
       charges                               (8,071)        (9,150)       (23,707)        (6,772)
     Terminations and withdrawals           (45,696)       (85,702)      (111,010)      (200,237)
     Transfers between
       subaccounts, net                     (30,640)      (350,167)    (2,756,647)    (3,769,300)
                                       ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           173,034        429,512      1,140,565      3,689,347
                                       ----------------------------------------------------------
Net increase (decrease) in net
   assets                                  (396,072)       454,452      1,192,107      3,744,399
Net assets at beginning of year           1,969,564      1,515,112      4,408,834        664,435
                                       ----------------------------------------------------------
Net assets at end of year              $  1,573,492   $  1,969,564   $  5,600,941   $  4,408,834
                                       ==========================================================

                                             SBL SELECT 25             SBL SMALL CAP GROWTH
                                          2008         2007            2008           2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (2,318)  $     (3,609)  $     (1,045)  $     (1,156)
     Capital gains distributions                 -              -              -              -
     Realized capital gain (loss)
       on sales of fund shares              (8,728)         4,675         (6,082)         4,058
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (101,105)       (32,360)       (77,676)         2,591
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (112,151)       (31,294)       (84,803)         5,493

   From contract owner
     transactions:
     Variable annuity deposits              56,343        208,854         11,110        124,644
     Contract owner maintenance
       charges                              (2,370)        (4,817)        (1,148)        (2,279)
     Terminations and withdrawals          (13,743)       (34,336)        (8,686)       (20,154)
     Transfers between
       subaccounts, net                    (98,730)      (115,505)         6,441        (20,002)
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (58,500)        54,196          7,717         82,209
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                 (170,651)        22,902        (77,086)        87,702
Net assets at beginning of year            391,550        368,648        176,734         89,032
                                      ----------------------------------------------------------
Net assets at end of year             $    220,899   $    391,550   $     99,648   $    176,734
                                      ==========================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                           SBL SMALL CAP VALUE         SBL US INTERMEDIATE BOND
                                           2008           2007           2008           2007
                                       ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $     (3,684)  $     (2,496)  $     (6,023)  $     (4,640)
     Capital gains distributions                  -              -              -              -
     Realized capital gain (loss)
       on sales of fund shares              (22,247)         2,811          2,214          3,607
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (213,270)        19,715        (75,805)        14,052
                                       ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (239,201)        20,030        (79,614)        13,019

   From contract owner
     transactions:
     Variable annuity deposits               98,155        217,199         56,080        191,980
     Contract owner maintenance
       charges                               (2,687)        (1,797)        (4,580)        (2,687)
     Terminations and withdrawals           (11,190)        (8,111)       (37,282)       (24,934)
     Transfers between
       subaccounts, net                     112,665         64,910         (5,202)       141,844
                                       ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           196,943        272,201          9,016        306,203
                                       ----------------------------------------------------------
Net increase (decrease) in net
   assets                                   (42,258)       292,231        (70,598)       319,222

Net assets at beginning of year             404,503        112,272        746,351        427,129
                                       ----------------------------------------------------------
Net assets at end of year              $    362,245   $    404,503   $    675,753   $    746,351
                                       ==========================================================
                                         VAN KAMPEN LIT COMSTOCK      VAN KAMPEN LIT GOVERNMENT
                                           2008          2007            2008           2007
                                       ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $      1,565   $       (326)  $     84,729   $     44,089
     Capital gains distributions              6,066             18              -              -
     Realized capital gain (loss)
       on sales of fund shares               (9,259)          (134)       (29,443)       (11,753)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (47,435)        (8,493)       (38,962)        52,779
                                       ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (49,063)        (8,935)        16,324         85,115

   From contract owner
     transactions:
     Variable annuity deposits               28,403         57,972        695,188        642,525
     Contract owner maintenance
       charges                               (1,025)          (321)        (5,548)        (7,734)
     Terminations and withdrawals            (5,551)          (590)       (27,168)       (64,136)
     Transfers between
       subaccounts, net                        (655)        78,905     (1,099,983)       336,910
                                       ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            21,172        135,966       (437,511)       907,565
                                       ----------------------------------------------------------
Net increase (decrease) in net
   assets                                   (27,891)       127,031       (421,187)       992,680
Net assets at beginning of year             127,592            561      1,949,157        956,477
                                       ----------------------------------------------------------
Net assets at end of year              $     99,701   $    127,592   $  1,527,970   $  1,949,157
                                       ==========================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                              VAN KAMPEN UIF              VAN KAMPEN UIF
                                        EMERGING MARKETS EQUITY          EQUITY AND INCOME
                                          2008             2007**        2008           2007
                                       ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $     (1,495)  $        (71)  $      3,447   $      1,763
     Capital gains distributions             51,256          2,640          6,879          4,190
     Realized capital gain (loss)
       on sales of fund shares              (14,172)           (32)        (3,433)           164
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (151,340)        (2,855)       (57,188)        (5,959)
                                       ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (115,751)          (318)       (50,295)           158

   From contract owner
     transactions:
     Variable annuity deposits               44,778         60,872         50,663        129,036
     Contract owner maintenance
       charges                               (1,872)          (112)          (809)          (357)
     Terminations and withdrawals           (10,390)          (866)        (5,196)        (1,529)
     Transfers between
       subaccounts, net                      56,720         95,028         43,163         46,679
                                       ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            89,236        154,922         87,821        173,829
                                       ----------------------------------------------------------
Net increase (decrease) in net              (26,515)       154,604         37,526        173,987
   assets
Net assets at beginning of year             154,604              -        234,955         60,968
                                       ----------------------------------------------------------
Net assets at end of year              $    128,089   $    154,604   $    272,481   $    234,955
                                       ==========================================================

**For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                        Notes to the Financial Statements

                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Variable Annuity Account B - SecureDesigns Variable Annuity Account (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). Purchase payments are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

                 SUBACCOUNT                                              MUTUAL FUND
--------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                             AIM V.I. Basic Value Fund (Series II Shares)
AIM V.I. Capital Development                     AIM V.I. Capital Development Fund (Series II Shares)
AIM V.I. Global Health Care                      AIM V.I. Global Health Care Fund (Series I Shares)
AIM V.I. Global Real Estate                      AIM V.I. Global Real Estate Fund (Series I Shares)
AIM V.I. International Growth                    AIM V.I. International Growth Fund (Series II Shares)
AIM V.I. Mid Cap Core Equity                     AIM V.I. Mid Cap Core Equity Fund (Series II Shares)
American Century VP Mid Cap Value                American Century VP Mid Cap Value (Class II)
American Century VP Ultra                        American Century VP Ultra Fund (Class II)
American Century VP Value                        American Century VP Value Fund (Class II)
Dent Strategic Portfolio (2)                     Dent Strategic Portfolio
Dreyfus IP Technology Growth                     Dreyfus IP Technology Growth Portfolio (Service Class)
Dreyfus VIF International Value                  Dreyfus VIF International Value Portfolio (Service Class)
Franklin Income Securities                       Franklin Income Securities Fund (Class II)
Franklin Small Cap Value Securities              Franklin Small Cap Value Securities Fund (Class II)
Franklin Templeton VIP Founding                  Franklin Templeton VIP Founding Funds Allocation
  Funds Allocation (2)
Janus Aspen INTECH Risk-Managed Core (1)         Janus Aspen INTECH Risk-Managed Core (Service Class)
Janus Aspen Large Cap Growth                     Janus Aspen Large Cap Growth  (Service Class)
Janus Aspen Mid Cap Growth                       Janus Aspen Mid Cap Growth  (Service Class)
Legg Mason Partners Variable                     Legg Mason Variable Aggressive Growth Portfolio (Class II)
  Aggressive Growth
Legg Mason Partners Variable                     Legg Mason Partners Variable Global High Yield Bond
  Global High Yield Bond                           Portfolio (Class II)
Legg Mason Partners Variable                     Legg Mason Variable Small Cap Growth Portfolio (Class II)
  Small Cap Growth

(1) This subaccount was available for investment in 2008 and 2007; however, there was no activity.
(2) These subaccounts were available for investment in 2007; however, there was no activity until 2008.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                 SUBACCOUNT                                              MUTUAL FUND
--------------------------------------------------------------------------------------------------------------
MFS VIT Research International                   MFS VIT Research International Series ( Service)
MFS VIT Total Return                             MFS VIT Total Return Series (Service)
MFS VIT Utilities                                MFS VIT Utilities (Service)
Mutual Discovery Securities                      Mutual Discovery Securities Fund (Class II)
Neuberger Berman AMT Socially Responsive         Neuberger Berman AMT Socially Responsive (Class S)
Oppenheimer Core Bond Fund/VA                    Oppenheimer Core Bond Fund/VA (Service Class)
Oppenheimer Main Street Small Cap/VA             Oppenheimer Main Street Small Cap/VA (Service Class)
PIMCO VIT All Asset                              PIMCO VIT All Asset Portfolio (Administrative Class)
PIMCO VIT CommodityRealReturn Strategy           PIMCO VIT Commodity RealReturnStrategy Portfolio
                                                   (Administrative Class)
PIMCO VIT Emerging Markets Bond                  PIMCO VIT Emerging Markets Bond (Advisor Class)
PIMCO VIT Foreign Bond                           PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedge)
  (U.S. Dollar-Hedged)                             (Administrative Class)
PIMCO VIT Low Duration                           PIMCO VIT Low Duration Portfolio (Administrative Class)
PIMCO VIT Real Return                            PIMCO VIT Real Return Portfolio (Administrative Class)
PIMCO VIT Small Cap StockPLUS TR                 PIMCO VIT Small Cap StockPLUS TR  (Advisor Class)
Royce Micro-Cap                                  Royce Micro Cap
RVT CLS AdvisorOne Amerigo                       RVT CLS AdvisorOne Amerigo Fund
RVT CLS AdvisorOne Clermont                      RVT CLS AdvisorOne Clermont Fund
Rydex VT Absolute Return Strategies              Rydex VT Absolute Return Strategies
Rydex VT Alternative                             Rydex VT Alternative Strategies Allocation
  Strategies Allocation (2)
Rydex VT Essential Portfolio Aggressive          Rydex VT Essential Portfolio Aggressive
Rydex VT Essential Portfolio Conservative        Rydex VT Essential Portfolio Conservative
Rydex VT Essential Portfolio Moderate            Rydex VT Essential Portfolio Moderate
Rydex VT Hedged Equity                           Rydex VT Hedged Equity
Rydex VT International Rotation                  Rydex VT International Rotation
Rydex VT Managed Futures Strategy                Rydex VT Managed Futures Strategy
Rydex VT Multi-Cap Core Equity                   Rydex VT Multi-Cap Core Equity
Rydex VT Sector Rotation                         Rydex VT Sector Rotation Fund

(2) These subaccounts were available for investment in 2007; however, there was no activity until 2008.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                 SUBACCOUNT                                              MUTUAL FUND
--------------------------------------------------------------------------------------------------------------
SBL All Cap Value (3)                            SBL All Cap Value
SBL Alpha Opportunity (5)                        SBL Alpha Opportunity
SBL Enhanced Index                               SBL Enhanced Index
SBL Equity                                       SBL Equity
SBL Global                                       SBL Global
SBL High Yield                                   SBL High Yield
SBL Large Cap Value                              SBL Large Cap Value
SBL Managed Asset Allocation                     SBL Managed Asset Allocation
SBL Mid Cap Growth                               SBL Mid Cap Growth
SBL Mid Cap Value                                SBL Mid Cap Value
SBL Money Market Series                          SBL Money Market
SBL Select 25                                    SBL Select 25
SBL Small Cap Growth                             SBL Small Cap Growth
SBL Small Cap Value                              SBL Small Cap Value
SBL US Intermediate Bond (4)                     SBL US Intermediate Bond
Van Kampen LIT Comstock                          Van Kampen LIT Comstock Portfolio (Class II)
Van Kampen LIT Government                        Van Kampen LIT Government Portfolio (Class II)
Van Kampen UIF Emerging Markets Equity           Van Kampen UIF Emerging Markets Equity (Class II)
Van Kampen UIF Equity and Income                 Van Kampen UIF Equity and Income Portfolio (Class II)

(3) Prior to August 18, 2008, this subaccount was SBL Equity Income.
(4) Prior to November 24, 2008, this subaccount was SBL Diversified Income.
(5) No longer available for investment.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

AIM Funds Management Inc. has engaged various subadvisors to provide services for AIM V.I. Basic Value Fund, AIM V.I. Capital Development Fund, AIM V.I. Global Health Care Fund, AIM V.I. Global Real Estate Fund, AIM V.I. International Growth Fund, and AIM V.I. Mid Cap Core Equity Fund. American Century Investment Management, Inc. serves as investment advisor for American Century VP Mid Cap Value, American Century VP Ultra Fund, and American Century VP Value Fund. HS Dent Investment Management, LLC serves as investment advisor for Dent Strategic Portfolio. The Dreyfus Corporation serves as investment advisor for Dreyfus IP Technology Growth Portfolio and Dreyfus VIF International Value Portfolio. Franklin Advisers, Inc. serves as investment advisor for Franklin Income Securities Fund and Franklin Templeton VIP Founding Funds Allocation. Franklin Advisory Services, LLC serves as investment advisor for Franklin Small Cap Value Securities Fund. Janus Capital Management LLC serves as investment advisor for Janus Aspen INTECH Risk-Managed Core Fund, Janus Aspen Large Cap Growth Fund, and Janus Aspen Mid Cap Growth. Legg Mason Partners Fund Advisor, LLC has engaged ClearBridge Advisors, LLC to provide subadvisory services to Legg Mason Variable Aggressive Growth Portfolio and Legg Mason Variable Small Cap Growth Portfolio. Legg Mason Partners Fund Advisor, LLC has engaged Western Asset Management Company to provide subadvisory services to Legg Mason Partners Variable Global High Yield Bond Portfolio. Massachusetts Financial Services Company serves as investment advisor for MFS VIT Research International Series, MFS VIT Total Return Series, and MFS VIT Utilities Series. Franklin Mutual Advisers, LLC has engaged Franklin Templeton Investment Management Limited to provide subadvisory services to Mutual Discovery Securities Fund. Neuberger Berman Management Inc. has engaged Neuberger Berman, LLC to provide subadvisory services to Neuberger Berman AMT Socially Responsive. OppenheimerFunds, Inc. serves as investment advisor for Oppenheimer Core Bond Fund/VA and Oppenheimer Main Street Small Cap Fund/VA. Pacific Investment Management Company LLC serves as investment advisor for PIMCO VIT All Asset Portfolio, PIMCO VIT CommodityRealReturn Strategy Portfolio, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged), PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Small Cap StocksPLUS TR. Royce & Associates, LLC serves as investment advisor for Royce Micro-Cap. Rydex Investments has engaged CLS Investment Firm, LLC to provide subadvisory services to RVT CLS AdvisorOne Amerigo Fund and RVT CLS AdvisorOne Clermont Fund. Rydex Investments serves as investment advisor for Rydex VT Absolute Return Strategies, Rydex Alternative Strategies Allocation, Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Hedged Equity, Rydex VT International Rotation, Rydex VT Managed Futures Strategy, Rydex VT Multi-Cap Core Equity, and Rydex VT Sector Rotation Fund. Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual funds are managed by Security Investors, LLC (SI), a limited liability company controlled by its members and Security Benefit

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Corporation. SI serves as investment advisor for SBL All Cap Value, SBL Equity, SBL Large Cap Value, SBL Money Market, SBL Mid Cap Growth, SBL High Yield, SBL Mid Cap Value, SBL Small Cap Growth, SBL Select 25 and SBL US Intermediate Bond,. SI has engaged Security Global Investors, LLC (SGI) to provide subadvisory services SBL Global; Northern Trust Investments, N.A. to provide subadvisory services to SBL Enhanced Index; T. Rowe Price Associates, Inc. to provide subadvisory services to SBL Managed Asset Allocation; Wells Capital Management, Incorporated to provide subadvisory services to SBL Small Cap Value; and both SGI, LLC and Mainstream Investment Advisers, LLC to provide subadvisory services to SBL Alpha Opportunity. Van Kampen Asset Management serves as investment advisor for Van Kampen LIT Comstock Portfolio and Van Kampen LIT Government Portfolio. Morgan Stanley Investment Management Inc. serves as investment advisor for Van Kampen UIF Equity and Income Portfolio and Van Kampen UIF Emerging Markets Equity.

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the statements of assets and liabilities at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2008, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

                                                COST OF              PROCEEDS
SUBACCOUNT                                     PURCHASES            FROM SALES
--------------------------------------------------------------------------------
AIM V.I. Basic Value                          $    120,712        $       36,530
AIM V.I. Capital Development                       427,875               154,608
AIM V.I. Global Health Care                         92,555               125,020
AIM V.I. Global Real Estate                        614,097                84,712
AIM V.I. International Growth                    1,096,820               506,797
AIM V.I. Mid Cap Core Equity                       171,727                81,669

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                        COST OF       PROCEEDS
SUBACCOUNT                                             PURCHASES     FROM SALES
-------------------------------------------------------------------------------
American Century VP Mid Cap Value                     $     7,875   $      9,225
American Century VP Ultra                                 167,526         44,251
American Century VP Value                                 324,828        163,425
Dent Strategic Portfolio                                  273,882         17,360
Dreyfus IP Technology Growth                               24,655         43,150
Dreyfus VIF International Value                           631,906         68,882
Franklin Income Securities                                354,504        510,109
Franklin Small Cap Value Securities                       439,070        328,891
Franklin Templeton VIP Founding Funds Allocation           44,298         24,985
Janus Aspen Large Cap Growth                            1,079,558        615,771
Janus Aspen Mid Cap Growth                                226,064        912,703
Legg Mason Partners Variable Aggressive Growth            714,660         52,996
Legg Mason Partners Variable Global High Yield Bond       406,309        385,303
Legg Mason Partners Variable Small Cap Growth             156,985         54,090
MFS VIT Research International                            433,273        116,870
MFS VIT Total Return                                      977,659        186,064
MFS VIT Utilities                                         669,722        222,360
Mutual Discovery Securities                               493,705        557,769
Neuberger Berman AMT Socially Responsive                  299,270         81,615
Oppenheimer Core Bond Fund/VA                           1,284,532        194,818
Oppenheimer Main Street Small Cap/VA                       48,550         60,909
PIMCO VIT All Asset                                       434,899         61,177
PIMCO VIT CommodityRealReturn Strategy                    424,489        279,266
PIMCO VIT Emerging Markets Bond                           234,702         94,401
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)               719,184        672,662
PIMCO VIT Low Duration                                    488,046        112,132
PIMCO VIT Real Return                                   1,854,526      1,477,206
PIMCO VIT Small Cap StocksPLUS TR                           8,837          4,731
Royce Micro-Cap                                           673,708         59,379
RVT CLS AdvisorOne Amerigo                              2,213,235        561,402
RVT CLS AdvisorOne Clermont                               410,665        149,205
Rydex VT Absolute Return Strategies                        23,328            629
Rydex VT Alternative Strategies Allocation                 24,933            573
Rydex VT Essential Portfolio Aggressive                    60,849        193,666
Rydex VT Essential Portfolio Conservative                 210,028         53,384

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                        COST OF       PROCEEDS
SUBACCOUNT                                             PURCHASES     FROM SALES
--------------------------------------------------------------------------------
Rydex VT Essential Portfolio Moderate                 $    383,557  $    270,939
Rydex VT Hedged Equity                                      79,525        31,332
Rydex VT International Rotation                             70,880        62,415
Rydex VT Managed Futures Strategy                          139,454         1,564
Rydex VT Multi-Cap Core Equity                              24,752           760
Rydex VT Sector Rotation                                   169,830       199,970
SBL All Cap Value                                        1,196,190       590,054
SBL Alpha Opportunity                                      469,614       187,150
SBL Enhanced Index                                         655,205       681,633
SBL Equity                                                  22,666        18,883
SBL Global                                                 645,014       804,693
SBL High Yield                                           1,201,408       655,191
SBL Large Cap Value                                        650,521       976,015
SBL Managed Asset Allocation                               442,603       138,608
SBL Mid Cap Growth                                         151,769       188,498
SBL Mid Cap Value                                          420,379       260,681
SBL Money Market                                         6,098,132     4,988,094
SBL Select 25                                               92,075       152,893
SBL Small Cap Growth                                        55,211        48,539
SBL Small Cap Value                                        361,309       168,050
SBL US Intermediate Bond                                   359,999       357,006
Van Kampen LIT Comstock                                     90,175        61,372
Van Kampen LIT Government                                1,320,514     1,673,296
Van Kampen UIF Emerging Markets Equity                     430,490       291,493
Van Kampen UIF Equity and Income                           128,893        30,746

ANNUITY RESERVES

As of December 31, 2008, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECENTLY ADOPTED ACCOUNTING STANDARDS

Statement of Financial Accounting Standard No. 157

On January 1, 2008, FSBL and its respective Variable Accounts (VAs) adopted SFAS No. 157, Fair Value Measurements, which provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). SFAS No. 157 does not expand the use of fair value to any new circumstances.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Under SFAS No. 157, the Financial Accounting Standards Board (FASB) clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, SFAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. SFAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The SFAS No. 157 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The three levels within the SFAS No. 157 hierarchy are as follows:

      o Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

      o Level 2: Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the assets or liabilities

      o Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuation, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund's computed net asset values (NAV). The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, the quoted NAV of the mutual fund is to be considered quoted prices in active markets.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Account's financial assets are recorded at fair value on the Statements of Net Assets and are categorized as Level 1 as of December 31, 2008, based on the priority of the inputs to the valuation technique above. The Account had no financial liabilities as of December 31, 2008.

The adoption of SFAS No. 157 on January 1, 2008 did not have an impact on the Account's financial condition, results of operations, or cash flows.

RECLASSIFICATIONS

Certain amounts appearing in the prior years' financial statements have been reclassified to conform to the current year's presentation.

2. VARIABLE ANNUITY CONTRACT CHARGES

FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value. Additionally, FSBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force. Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.60% to 0.85% of the average daily net asset. Additionally, FSBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 1.7% of the contract value.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

3. SUMMARY OF UNIT TRANSACTIONS

The changes in units outstanding for the years ended December 31, 2008 and 2007, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

                                                               2008                                         2007
                                             ----------------------------------------    ---------------------------------------
                                                                             NET                                         NET
                                               UNITS          UNITS        INCREASE         UNITS          UNITS       INCREASE
SUBACCOUNT                                     ISSUED        REDEEMED     (DECREASE)        ISSUED        REDEEMED    (DECREASE)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                             6,544          (4,548)        1,996         36,884          (9,362)      27,522
AIM V.I. Capital Development                    46,835         (18,567)       28,268         32,842         (21,293)      11,549
AIM V.I. Global Health Care                      9,821         (13,360)       (3,539)        14,188          (5,691)       8,497
AIM V.I. Global Real Estate                     39,423         (16,837)       22,586         28,788         (12,126)      16,662
AIM V.I. International Growth                  106,729         (68,611)       38,118         31,407         (12,330)      19,077
AIM V.I. Mid Cap Core Equity                    10,559          (6,013)        4,546          6,475            (250)       6,225
American Century VP Mid Cap Value                1,196          (1,391)         (195)         3,368             (24)       3,344
American Century VP Ultra                       13,993          (4,091)        9,902          5,610          (2,994)       2,616
American Century VP Value                       26,316         (16,659)        9,657         61,172         (31,603)      29,569
Dent Strategic Portfolio                        33,257          (2,190)       31,067              -               -           -
Dreyfus IP Technology Growth                     3,555          (5,535)       (1,980)        11,756          (4,055)       7,701
Dreyfus VIF International Value                 83,724         (44,148)       39,576         41,922         (40,184)       1,738
Franklin Income Securities                     145,705        (165,675)      (19,970)        98,357         (14,272)      84,085
Franklin Small Cap Value Securities             82,712         (76,859)        5,853          8,743             (28)       8,715
Franklin Templeton VIP
  Founding Funds Allocation                      5,323          (3,847)        1,476              -               -            -
Janus Aspen Large Cap Growth                   332,113        (280,043)       52,070          5,813            (392)       5,421
Janus Aspen Mid Cap Growth                     191,340        (259,407)      (68,067)       100,694         (16,293)      84,401
Legg Mason Partners Variable
  Aggressive Growth                             88,200          (9,086)       79,114         92,812         (73,153)      19,659
Legg Mason Partners Variable
  Global High Yield Bond                       123,536        (121,280)        2,256            580              (1)         579
Legg Mason Partners Variable
  Small Cap Growth                              45,935         (34,158)       11,777          1,602              (1)       1,601
MFS VIT Research International                  43,025         (12,384)       30,641         29,869          (2,612)      27,257
MFS VIT Total Return                           121,617         (33,378)       88,239        125,218        (159,190)     (33,972)
MFS VIT Utilities                               67,793         (43,989)       23,804         66,689         (20,822)      45,867
Mutual Discovery Securities                    173,076        (175,418)       (2,342)       110,802         (25,703)      85,099
Neuberger Berman AMT
  Socially Responsive                           22,144          (7,993)       14,151         24,090          (4,365)      19,725
Oppenheimer Core Bond Fund/VA                  319,777        (199,887)      119,890         76,337         (37,602)      38,735
Oppenheimer Main Street Small Cap/VA             3,300          (4,774)       (1,474)        16,418          (2,924)      13,494
PIMCO VIT All Asset                             37,639          (6,633)       31,006          4,665          (1,926)       2,739
PIMCO VIT CommodityRealReturn
  Strategy                                      43,582         (28,686)       14,896         12,060          (4,505)       7,555

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                               2008                                         2007
                                             ----------------------------------------    ---------------------------------------
                                                                             NET                                         NET
                                               UNITS          UNITS        INCREASE         UNITS          UNITS       INCREASE
SUBACCOUNT                                     ISSUED        REDEEMED     (DECREASE)        ISSUED        REDEEMED    (DECREASE)
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond                 26,123         (9,887)       16,236           4,187            (35)       4,152
PIMCO VIT Foreign Bond
  (U.S. Dollar-Hedged)                         116,386       (111,994)        4,392          44,640        (27,405)      17,235
PIMCO VIT Low Duration                          51,226        (12,975)       38,251          19,313        (25,504)      (6,191)
PIMCO VIT Real Return                          249,165       (223,802)       25,363         143,003        (46,276)      96,727
PIMCO VIT Small Cap StocksPLUS TR                1,169           (963)          206           1,133             (1)       1,132
Royce Micro-Cap                                 79,484        (20,976)       58,508          24,517         (5,465)      19,052
RVT CLS AdvisorOne Amerigo                     216,853        (64,926)      151,927         142,102        (10,386)     131,716
RVT CLS AdvisorOne Clermont                     47,942        (16,613)       31,329          32,251        (15,460)      16,791
Rydex VT Absolute Return Strategies              2,922           (289)        2,633             972           (972)           -
Rydex VT Alternative Strategies Allocation       2,593            (59)        2,534               -              -            -
Rydex VT Essential Portfolio Aggressive          7,647        (25,299)      (17,652)         31,585           (421)      31,164
Rydex VT Essential Portfolio Conservative       27,457        (11,491)       15,966          10,929             (1)      10,928
Rydex VT Essential Portfolio Moderate           52,936        (43,260)        9,676          51,671           (460)      51,211
Rydex VT Hedged Equity                          11,252         (4,392)        6,860           2,680            (20)       2,660
Rydex VT International Rotation                  8,004         (8,004)            -               -              -            -
Rydex VT Managed Futures Strategy               13,786           (149)       13,637               -              -            -
Rydex VT Multi-Cap Core Equity                   3,797           (136)        3,661           2,300             (2)       2,298
Rydex VT Sector Rotation                        16,444        (17,210)         (766)         22,639         (4,824)      17,815
SBL All Cap Value                              268,334       (219,745)       48,589          51,495        (12,575)      38,920
SBL Alpha Opportunity                           33,393        (15,627)       17,766          22,630         (5,973)      16,657
SBL Enhanced Index                              94,629        (97,071)       (2,442)         60,299        (67,986)      (7,687)
SBL Equity                                       6,032         (5,333)          699          11,461         (2,654)       8,807
SBL Global                                      89,692        (90,164)         (472)        146,417        (40,731)     105,686
SBL High Yield                                 100,124        (71,433)       28,691          66,700        (36,044)      30,656
SBL Large Cap Value                            217,565       (242,051)      (24,486)        170,451        (26,588)     143,863
SBL Managed Asset Allocation                    48,497        (18,701)       29,796          38,045        (12,521)      25,524
SBL Mid Cap Growth                              23,647        (27,979)       (4,332)         35,772        (19,795)      15,977
SBL Mid Cap Value                               32,195        (18,035)       14,160          58,376        (36,572)      21,804
SBL Money Market                               860,080       (721,812)      138,268         978,087       (576,271)     401,816
SBL Select 25                                   22,671        (26,849)       (4,178)         41,188        (32,158)       9,030
SBL Small Cap Growth                            13,340        (10,562)        2,778          24,535        (12,091)      12,444
SBL Small Cap Value                             19,342        (10,603)        8,739          16,011         (4,008)      12,003
SBL US Intermediate Bond                        41,192        (39,225)        1,967          44,753        (15,578)      29,175
Van Kampen LIT Comstock                          9,847         (6,577)        3,270          12,653           (302)      12,351
Van Kampen LIT Government                      408,311       (445,651)      (37,340)        173,404        (80,401)      93,003
Van Kampen UIF Emerging Markets Equity          48,649        (36,614)       12,035          12,274            (74)      12,200
Van Kampen UIF Equity and Income                17,422         (5,164)       12,258          17,192           (870)      16,322

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the four years in the period ended December 31, 2008, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, follows:

SUBACCOUNT                                          2008              2007             2006              2005
-------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE (6)
Units                                             32,068            30,072            2,551               471
Unit value                                         $6.82            $14.71           $15.07            $13.85
Net assets                                      $218,533          $442,283          $38,440            $6,524
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                          0.55%             0.76%            0.20%                -%
Total return***                                 (53.64)%           (2.39)%            8.79%             3.05%

AIM V.I. CAPITAL DEVELOPMENT (5)
Units                                             53,052            24,784           13,235                 -
Unit value                                         $5.72            $11.23           $10.55                $-
Net assets                                      $303,498          $278,434         $139,618                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%                -%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                 (49.07)%             6.46%            5.49%                -%

AIM V.I. GLOBAL HEALTH CARE
Units                                              5,336             8,875              377                 -
Unit value****                                     $9.43            $13.72           $12.74            $12.56
Net assets                                       $50,315          $121,728           $4,807                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%                -%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                 (31.27)%             7.72%            1.37%                -%

AIM V.I. GLOBAL REAL ESTATE (6)
Units                                             44,774            22,188            5,527               130
Unit value                                        $12.35            $23.17           $25.47            $18.54
Net assets                                      $553,098          $513,997         $140,737            $2,401
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                          8.62%            11.57%            1.41%             2.05%
Total return***                                 (46.70)%           (9.03)%           37.37%            19.22%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                          2008              2007             2006              2005
-------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH (6)
Units                                             66,553            28,435            9,357               983
Unit value                                        $10.23            $17.87           $16.21            $13.16
Net assets                                      $680,850          $508,044         $151,687           $12,940
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                          0.75%             0.49%            0.76%             1.10%
Total return***                                 (42.75)%            10.22%           23.20%            14.83%

AIM V.I. MID CAP CORE EQUITY (6)
Units                                             12,856             8,310            2,085             1,348
Unit value                                        $10.71            $15.59           $14.82            $13.86
Net assets                                      $137,719          $129,580          $30,888           $18,681
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                          1.79%             0.07%            0.86%             0.57%
Total return***                                 (31.30)%             5.25%            6.90%             5.15%

AMERICAN CENTURY VP
MID CAP VALUE (3)
Units                                              3,149             3,344                -                 -
Unit value                                         $6.37             $8.76               $-                $-
Net assets                                       $20,061           $29,297               $-                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%               -%                -%
Investment income ratio**                          0.07%             1.07%               -%                -%
Total return***                                 (27.28)%          (12.38)%               -%                -%

AMERICAN CENTURY VP ULTRA (6)
Units                                             31,464            21,562           18,946            14,567
Unit value                                         $7.37            $13.11           $11.27            $12.11
Net assets                                      $231,850          $282,654         $213,422          $176,406
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                 (43.78)%            16.37%          (6.94)%             1.14%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                          2008              2007             2006              2005
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE (6)
Units                                             56,273            46,615           17,046                 -
Unit value****                                    $10.01            $14.19           $15.56            $13.64
Net assets                                      $562,933          $661,375         $265,273                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                          2.29%             1.07%            0.34%                -%
Total return***                                 (29.46)%           (8.81)%           14.11%             2.37%

DENT STRATEGIC PORTFOLIO
Units                                             31,067                 -                -                 -
Unit value                                         $7.90                $-               $-                $-
Net assets                                      $245,430                $-               $-                $-
Ratio of expenses to net assets*             0.75%-1.00%                -%               -%                -%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                 (21.00)%                -%               -%                -%

DREYFUS IP TECHNOLOGY GROWTH
Units                                              5,982             7,962              262                 -
Unit value****                                     $6.33            $11.18           $10.14            $10.12
Net assets                                       $37,825           $88,984           $2,654                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                 (43.38)%             10.2%            0.22%                -%

DREYFUS VIF INTERNATIONAL VALUE
Units                                             69,360            29,784           28,047                 -
Unit value****                                     $8.60            $14.28           $14.27            $12.10
Net assets                                      $596,453          $425,204         $400,194                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                          2.50%             2.02%               -%                -%
Total return***                                 (39.78)%             0.08%           17.90%                -%

FRANKLIN INCOME SECURITIES (3)
Units                                             64,115            84,085                -                 -
Unit value                                         $6.47             $9.55               $-                $-
Net assets                                      $415,114          $802,862               $-                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%               -%                -%
Investment income ratio**                          4.83%                -%               -%                -%
Total return***                                 (32.25)%           (4.54)%               -%                -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                          2008              2007             2006              2005
-------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP
VALUE SECURITIES (3)
Units                                             14,569             8,716                -                 -
Unit value                                         $5.67             $8.79               $-                $-
Net assets                                       $82,676           $76,637               $-                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%               -%                -%
Investment income ratio**                          4.87%                -%               -%                -%
Total return***                                 (35.49)%          (12.10)%               -%                -%

FRANKLIN TEMPLETON VIP
FOUNDING FUNDS ALLOCATION
Units                                              1,476                 -                -                 -
Unit value                                         $6.50                $-               $-                $-
Net assets                                        $9,592                $-               $-                $-
Ratio of expenses to net assets*             0.75%-1.00%                -%               -%                -%
Investment income ratio**                          5.91%                -%               -%                -%
Total return***                                 (35.00)%                -%               -%                -%

JANUS ASPEN LARGE CAP GROWTH (3)
Units                                             57,491             5,421                -                 -
Unit value                                         $5.96            $10.28               $-                $-
Net assets                                      $341,928           $55,734               $-                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%               -%                -%
Investment income ratio**                          1.33%             0.52%               -%                -%
Total return***                                 (42.02)%             2.81%               -%                -%

JANUS ASPEN MID CAP GROWTH (3)
Units                                             16,335            84,402                -                 -
Unit value                                         $5.79            $10.71               $-                $-
Net assets                                       $94,523          $903,798               $-                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%               -%                -%
Investment income ratio**                          0.02%             0.10%               -%                -%
Total return***                                 (45.94)%             7.05%               -%                -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                          2008              2007             2006              2005
-------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE
AGGRESSIVE GROWTH (5)
Units                                            136,580            57,467           37,808                 -
Unit value                                         $5.75            $10.04           $10.39                $-
Net assets                                      $784,756          $576,705         $392,689                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%                -%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                 (42.73)%             0.38%            3.86%                -%

LEGG MASON PARTNERS VARIABLE
GLOBAL HIGH YIELD BOND (3)
Units                                              2,835               579                -                 -
Unit value                                         $6.24             $9.38               $-                $-
Net assets                                       $17,710            $5,430               $-                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%               -%                -%
Investment income ratio**                         22.95%            14.07%               -%                -%
Total return***                                 (33.48)%           (6.23)%               -%                -%

LEGG MASON PARTNERS VARIABLE
SMALL CAP GROWTH (5)
Units                                             13,379             1,601                -                 -
Unit value                                         $6.02            $10.54               $-                $-
Net assets                                       $80,532           $16,885               $-                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%               -%                -%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                 (42.88)%             5.41%               -%                -%

MFS VIT RESEARCH INTERNATIONAL (5)
Units                                             64,112            33,471            6,214                 -
Unit value                                         $6.80            $12.28           $11.34                $-
Net assets                                      $435,931          $411,083          $70,499                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%                -%
Investment income ratio**                          0.43%                -%            1.05%                -%
Total return***                                 (44.63)%             8.28%           13.43%                -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                             2008            2007           2006     2005
----------------------------------------------------------------------------------------------------
MFS VIT TOTAL RETURN (5)

Units                                               162,084          73,845        107,817        -
Unit value                                            $7.97          $10.65         $10.64       $-
Net assets                                       $1,291,708        $786,459     $1,147,225       $-
Ratio of expenses to net assets*                0.75%-1.00%     0.75%-1.00%          0.75%       -%
Investment income ratio**                             2.40%           3.61%          0.31%       -%
Total return***                                    (25.16)%           0.09%          6.40%       -%

MFS VIT UTILITIES (5)

Units                                                76,260          52,456          6,589        -
Unit value                                            $9.07          $15.15         $12.33       $-
Net assets                                         $692,075        $794,607        $81,253       $-
Ratio of expenses to net assets*                0.75%-1.00%     0.75%-1.00%          0.75%       -%
Investment income ratio**                             1.41%           0.41%          0.58%       -%
Total return***                                    (40.13)%          22.84%         23.30%       -%

MUTUAL DISCOVERY SECURITIES (3)

Units                                                82,757          85,099              -        -
Unit value                                            $6.89          $10.00             $-       $-
Net assets                                         $570,341        $851,053             $-       $-
Ratio of expenses to net assets*                0.75%-1.00%     0.75%-1.00%             -%       -%
Investment income ratio**                             1.33%           0.05%             -%       -%
Total return***                                    (31.10)%         (0.04)%             -%       -%

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE (4)

Units                                                33,971          19,820             95        -
Unit value                                            $9.82          $16.83         $16.28       $-
Net assets                                         $333,657        $333,587         $1,545       $-
Ratio of expenses to net assets*                0.75%-1.00%     0.75%-1.00%          0.75%       -%
Investment income ratio**                             2.34%           0.03%             -%       -%
Total return***                                    (41.65)%           3.40%         62.78%       -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                          2008              2007             2006              2005
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA (3)
Units                                            158,626            38,736                -                 -
Unit value                                         $5.86             $9.98               $-                $-
Net assets                                      $928,707          $386,519               $-                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%               -%                -%
Investment income ratio**                          3.32%                -%               -%                -%
Total return***                                 (41.28)%           (0.21)%               -%                -%

OPPENHEIMER MAIN STREET
SMALL CAP/VA (6)
Units                                             19,391            20,865            7,371             2,969
Unit value                                        $10.32            $17.28           $18.20            $16.48
Net assets                                      $200,170          $360,614         $134,136           $48,922
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                          0.29%             0.10%            0.01%                -%
Total return***                                 (40.28)%           (5.04)%           10.45%             8.85%

PIMCO VIT ALL ASSET
Units                                             34,076             3,070              330                 -
Unit value****                                    $10.12            $12.49           $11.97            $11.87
Net assets                                      $344,796           $38,332           $3,954                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                          8.54%            11.39%            4.94%                -%
Total return***                                 (18.98)%             4.33%            0.81%                -%

PIMCO VIT COMMODITYREALRETURN
STRATEGY (5)
Units                                             26,263            11,367            3,812                 -
Unit value                                         $6.54            $12.09           $10.18                $-
Net assets                                      $171,900          $137,441          $38,829                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%                -%
Investment income ratio**                          8.02%             4.96%            5.65%                -%
Total return***                                 (45.91)%            18.71%            1.85%                -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                          2008              2007             2006              2005
-------------------------------------------------------------------------------------------------------------
PIMCO VIT EMERGING
MARKETS BOND (3)
Units                                             20,389             4,153                -                 -
Unit value                                         $8.21             $9.99               $-                $-
Net assets                                      $167,488           $41,485               $-                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%               -%                -%
Investment income ratio**                          3.72%             0.69%               -%                -%
Total return***                                 (17.82)%           (0.08)%               -%                -%

PIMCO VIT FOREIGN BOND
(U.S. DOLLAR-HEDGED) (5)
Units                                             69,591            65,199           47,964                 -
Unit value                                         $9.35             $9.94            $9.96                $-
Net assets                                      $650,660          $648,493         $477,760                $-
Ratio of expenses to net assets*             0.75%-1.00%        .75%-1.00%            0.75%                -%
Investment income ratio**                          3.33%             3.22%            1.38%                -%
Total return***                                  (5.94)%           (0.20)%          (0.37)%                -%

PIMCO VIT LOW DURATION (6)
Units                                             52,930            14,680           20,870             1,138
Unit value                                         $9.32             $9.72            $9.40             $9.38
Net assets                                      $493,169          $142,626         $195,934           $10,679
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                          4.20%             5.60%            5.73%             3.73%
Total return***                                  (4.12)%             3.40%            0.16%           (2.28)%

PIMCO VIT REAL RETURN (6)
Units                                           179,856            154,493           57,766            17,518
Unit value                                        $9.93             $11.09           $10.41            $10.72
Net assets                                   $1,786,051         $1,713,619         $600,989          $187,892
Ratio of expenses to net assets*            0.75%-1.00%        0.75%-1.00%            0.75%             0.75%
Investment income ratio**                         4.06%              4.37%            6.80%             2.74%
Total return***                                (10.46)%              6.56%          (2.98)%           (0.97)%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                          2008              2007             2006              2005
-------------------------------------------------------------------------------------------------------------
PIMCO VIT SMALL CAP
STOCKSPLUS TR (3)
Units                                              1,337             1,132                -                 -
Unit value                                         $6.12             $9.42               $-                $-
Net assets                                        $8,187           $10,665               $-                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%               -%                -%
Investment income ratio**                          4.69%             1.47%               -%                -%
Total return***                                 (35.03)%           (5.77)%               -%                -%

ROYCE MICRO-CAP (5)
Units                                             89,509            31,001           11,950                 -
Unit value                                         $5.88            $10.75           $10.74                $-
Net assets                                      $525,924          $333,295         $128,314                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%                -%
Investment income ratio**                          4.79%             1.90%            0.17%                -%
Total return***                                 (45.30)%             0.13%            7.39%                -%

RVT CLS ADVISORONE AMERIGO (5)
Units                                            356,472           204,544           72,828                 -
Unit value                                         $6.31            $11.51           $10.51                $-
Net assets                                    $2,250,212        $2,355,496         $765,131                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%                -%
Investment income ratio**                          0.46%             0.44%            0.18%                -%
Total return***                                 (45.18)%             9.56%            5.07%                -%

RVT CLS ADVISORONE CLERMONT (5)
Units                                             82,118            50,789           33,998                 -
Unit value                                         $7.08            $10.50           $10.27                $-
Net assets                                      $581,025          $533,514         $349,152                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%                -%
Investment income ratio**                          1.25%             2.33%            4.03%                -%
Total return***                                 (32.57)%             2.30%            2.68%                -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                          2008              2007             2006              2005
-------------------------------------------------------------------------------------------------------------
RYDEX VT ABSOLUTE RETURN STRATEGIES
Units                                              2,633                 -                -                 -
Unit value****                                     $7.63            $ 9.74               $-                $-
Net assets                                       $20,082                $-               $-                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%               -%                -%
Investment income ratio**                          1.13%                -%               -%                -%
Total return***                                 (21.66)%           (2.60)%               -%                -%

RYDEX VT ALTERNATIVE
STRATEGIES ALLOCATION
Units                                              2,534                 -                -                 -
Unit value                                         $7.94                $-               $-                $-
Net assets                                       $20,127                $-               $-                $-
Ratio of expenses to net assets*             0.75%-1.00%                -%               -%                -%
Investment income ratio**                          4.30%                -%               -%                -%
Total return***                                 (20.60)%                -%               -%                -%

RYDEX VT ESSENTIAL
PORTFOLIO AGGRESSIVE (3)
Units                                             13,512            31,164                -                 -
Unit value                                         $7.10             $9.84               $-                $-
Net assets                                       $95,935          $306,616               $-                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%               -%                -%
Investment income ratio**                          0.62%             5.87%               -%                -%
Total return***                                 (27.85)%           (1.63)%               -%                -%

RYDEX VT ESSENTIAL
PORTFOLIO CONSERVATIVE (3)
Units                                             26,895            10,928                -                 -
Unit value                                         $8.53             $9.94               $-                $-
Net assets                                      $229,602          $108,613               $-                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%               -%                -%
Investment income ratio**                          5.40%             0.88%               -%                -%
Total return***                                 (14.19)%           (0.63)%               -%                -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                          2008              2007             2006              2005
-------------------------------------------------------------------------------------------------------------
RYDEX VT ESSENTIAL
PORTFOLIO MODERATE (3)
Units                                             60,888            51,212                -                 -
Unit value                                         $7.82             $9.85               $-                $-
Net assets                                      $476,109          $504,319               $-                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%               -%                -%
Investment income ratio**                          2.00%             3.76%               -%                -%
Total return***                                 (20.61)%           (1.52)%               -%                -%

RYDEX VT HEDGED EQUITY (3)
Units                                              9,520             2,660                -                 -
Unit value                                         $7.09             $9.67               $-                $-
Net assets                                       $67,513           $25,712               $-                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%               -%                -%
Investment income ratio**                          1.88%             9.25%               -%                -%
Total return***                                 (26.68)%           (3.33)%               -%                -%

RYDEX VT INTERNATIONAL ROTATION (2)
Units                                                  -                 -                -                 -
Unit value****                                     $6.30                $-               $-                $-
Net assets                                            $-                $-               $-                $-
Ratio of expenses to net assets*             0.75%-1.00%                -%               -%                -%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                 (37.00)%                -%               -%                -%

RYDEX VT MANAGED
FUTURES STRATEGY (1)
Units                                             13,637                 -                -                 -
Unit value                                         $9.57                $-               $-                $-
Net assets                                      $130,435                $-               $-                $-
Ratio of expenses to net assets*             0.75%-1.00%                -%               -%                -%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                  (4.30)%                -%               -%                -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                          2008              2007             2006              2005
-------------------------------------------------------------------------------------------------------------
RYDEX VT MULTI-CAP CORE EQUITY (3)
Units                                              5,959             2,298                -                 -
Unit value                                         $5.11             $8.69               $-                $-
Net assets                                       $30,432           $19,961               $-                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%               -%                -%
Investment income ratio**                          3.55%             1.29%               -%                -%
Total return***                                 (41.20)%          (13.15)%               -%                -%

RYDEX VT SECTOR ROTATION (6)
Units                                             26,693            27,460            9,645               833
Unit value                                        $10.35            $18.13           $15.34            $14.30
Net assets                                      $276,359          $497,967         $147,958           $11,915
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                 (42.91)%             18.2%            7.30%            13.75%

SBL ALL CAP VALUE (6)
Units                                            122,982            74,392           35,472            26,024
Unit value                                         $8.09            $13.65           $13.78            $12.04
Net assets                                      $994,907        $1,015,043         $488,851          $313,320
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                 (40.73)%           (0.99)%           14.46%             1.53%

SBL ALPHA OPPORTUNITY (6)
Units                                             41,408            23,641            6,984             3,310
Unit value                                        $10.09            $16.00           $14.06            $12.90
Net assets                                      $417,808          $378,390          $98,205           $42,697
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                 (36.94)%            13.83%            8.97%             4.81%

SBL ENHANCED INDEX (6)
Units                                             79,922            82,364           90,051            43,357
Unit value                                         $4.65             $7.73            $7.95             $7.14
Net assets                                      $371,495          $636,547         $715,766          $309,578
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                 (39.84)%           (2.74)%           11.31%             3.33%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                          2008              2007             2006              2005
-------------------------------------------------------------------------------------------------------------
SBL EQUITY
Units                                             10,376             9,677              869                 -
Unit value****                                     $3.95             $6.55            $7.15             $6.58
Net assets                                       $40,994           $63,389           $6,222                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                 (39.69)%           (8.40)%            8.74%                -%

SBL GLOBAL (6)
Units                                            203,408           203,880           98,194            14,218
Unit value                                         $7.10            $11.97           $11.41            $10.10
Net assets                                    $1,444,837        $2,439,745       $1,120,814          $143,618
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                 (40.69)%             4.85%           13.04%            14.09%

SBL HIGH YIELD (6)
Units                                             90,954            62,264           31,608             2,395
Unit value                                        $15.93            $23.61           $24.02            $22.43
Net assets                                    $1,448,742        $1,470,332         $759,303           $53,734
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                 (32.53)%           (1.69)%            7.09%             0.23%

SBL LARGE CAP VALUE (6)
Units                                            130,020           154,507           10,643                75
Unit value                                         $6.72            $11.10           $10.89             $9.27
Net assets                                      $873,644        $1,715,025         $115,950              $691
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                 (39.46)%             1.92%           17.51%             7.89%

SBL MANAGED ASSET ALLOCATION (6)
Units                                             72,624            42,828           17,304             9,105
Unit value                                         $7.52            $10.72           $10.50             $9.73
Net assets                                      $546,207          $459,381         $181,729           $88,536
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                 (29.85)%             2.12%            7.97%             1.96%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                          2008              2007             2006              2005
-------------------------------------------------------------------------------------------------------------
SBL MID CAP GROWTH (6)
Units                                             81,452            85,784           69,807            34,459
Unit value                                         $4.74             $8.19            $9.50             $9.40
Net assets                                      $386,049          $703,195         $663,501          $323,828
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                 (42.12)%          (13.75)%            1.09%             9.67%

SBL MID CAP VALUE (6)
Units                                            102,989            88,828           67,025            25,530
Unit value                                        $15.28            $22.17           $22.61            $20.47
Net assets                                    $1,573,492        $1,969,564       $1,515,112          $522,485
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                 (31.08)%           (1.91)%           10.45%            15.63%

SBL MONEY MARKET
Units                                            612,095           473,826           72,011                 -
Unit value****                                     $9.15             $9.30            $9.23             $9.17
Net assets                                    $5,600,941        $4,408,834         $664,435                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                  (1.61)%             0.85%            0.58%                -%

SBL SELECT 25 (6)
Units                                             56,219            60,397           51,367             2,595
Unit value                                         $3.93             $6.48            $7.18             $6.93
Net assets                                      $220,899          $391,550         $368,648           $17,973
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                 (39.35)%           (9.65)%            3.59%            10.15%

SBL SMALL CAP GROWTH
Units                                             28,287            25,508           13,065                 -
Unit value                                         $3.52             $6.93            $6.81             $6.73
Net assets                                       $99,648          $176,734          $89,032                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                 (49.21)%             1.70%            1.27%                -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                          2008              2007             2006              2005
-------------------------------------------------------------------------------------------------------------
SBL SMALL CAP VALUE (6)
Units                                             25,757            17,018            5,014               200
Unit value                                        $14.06            $23.77           $22.39            $20.49
Net assets                                      $362,245          $404,503         $112,272            $4,099
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                 (40.85)%             6.17%            9.24%            12.73%

SBL US INTERMEDIATE BOND (6)
Units                                             69,360            67,393           38,219            26,838
Unit value                                         $9.74            $11.08           $11.17            $11.18
Net assets                                      $675,753          $746,351         $427,129          $299,939
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%             0.75%
Investment income ratio**                             -%                -%               -%                -%
Total return***                                 (12.09)%           (0.88)%          (0.02)%           (2.13)%

VAN KAMPEN LIT COMSTOCK (5)
Units                                             15,672            12,402               51                 -
Unit value                                         $6.36            $10.29           $10.94                $-
Net assets                                       $99,701          $127,592             $561                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%                -%
Investment income ratio**                          2.17%             0.01%               -%                -%
Total return***                                 (38.19)%           (5.94)%            9.38%                -%

VAN KAMPEN LIT GOVERNMENT (5)
Units                                            150,854           188,194           95,191                 -
Unit value                                        $10.13            $10.36           $10.05                $-
Net assets                                    $1,527,970        $1,949,156         $956,477                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%                -%
Investment income ratio**                          5.43%             3.76%               -%                -%
Total return***                                  (2.22)%             3.07%            0.48%                -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                          2008              2007             2006              2005
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING
MARKETS EQUITY (3)
Units                                             24,235            12,200                -                 -
Unit value                                         $5.28            $12.68               $-                $-
Net assets                                      $128,089          $154,604               $-                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%               -%                -%
Investment income ratio**                             -%             0.13%               -%                -%
Total return***                                 (58.36)%            26.77%               -%                -%

VAN KAMPEN UIF
EQUITY AND INCOME (5)
Units                                             34,264            22,006            5,685                 -
Unit value                                         $7.95            $10.68           $10.73                $-
Net assets                                      $272,481          $234,955          $60,968                $-
Ratio of expenses to net assets*             0.75%-1.00%       0.75%-1.00%            0.75%                -%
Investment income ratio**                          2.01%             2.01%            0.30%                -%
Total return***                                 (25.52)%           (0.46)%            7.26%                -%

Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contract holders.

*These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

****Unit value information is calculated on a daily basis, regardless of whether or not the subaccount has contract owners.

(1) For the period from November 17, 2008 (inception date) to December 31, 2008.

(2) For the period from May 1, 2008 (inception date) to December 31, 2008.

(3) For the period from May 1, 2007 (inception date) to December 31, 2007.

(4) For the period from April 27, 2006 (inception date) to December 31, 2006.

(5) For the period from March 10, 2006 (inception date) to December 31, 2006.

(6) For the period from February 1, 2005 (inception date) to December 31, 2005.

                        FINANCIAL STATEMENTS

                        First Security Benefit Life Insurance and Annuity Company of New York (An Indirect Wholly Owned Subsidiary of Security Benefit Mutual Holding Company) Years Ended December 31, 2008, 2007, and 2006
                        With Report of Independent Registered Public
                        Accounting Firm

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                              Financial Statements

                  Years Ended December 31, 2008, 2007, and 2006

                                    CONTENTS

Report of Independent Registered Public Accounting Firm .....................  1

Audited Financial Statements

Balance Sheets ..............................................................  2
Statements of Income ........................................................  3
Statements of Changes in Stockholder's Equity ...............................  4
Statements of Cash Flows ....................................................  5
Notes to Financial Statements ...............................................  6

[LOGO] ERNST & YOUNG                               ERNST & YOUNG LLP
                                                   One Kansas City Place
                                                   1200 Main Street, Suite 2500
                                                   Kansas City, Missouri 64105

                                                   Tel: 816 474 5200
                                                   www.ey.com

             Report of Independent Registered Public Accounting Firm

The Board of Directors
First Security Benefit Life Insurance
   and Annuity Company of New York

We have audited the accompanying balance sheets of First Security Benefit Life Insurance and Annuity Company of New York (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2008 and 2007, and the related statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

April 3, 2009

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                                 Balance Sheets

                                                               DECEMBER 31
                                                            2008         2007
                                                         -----------------------
                                                              (In Thousands)
ASSETS
Bonds available-for-sale                                 $   12,898   $  10,884
Policy loans                                                    159         130
Cash and cash equivalents                                     2,944       1,123
Deferred policy acquisition costs                             5,823       5,659
Deferred sales inducement costs                               4,214       4,677
Income taxes receivable                                         141         173
Due from affiliates                                             162           -
Reinsurance recoverable                                       1,806         456
Other assets                                                     73         152
Separate account assets                                     135,887     176,157
                                                         -----------------------
Total assets                                             $  164,107   $ 199,411
                                                         =======================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy reserves and annuity account values            $   12,688   $   8,862
   Due to affiliates                                              -         324
   Deferred income tax liability                              1,695         530
   Other liabilities                                            379         376
   Separate account liabilities                             135,887     176,157
                                                         -----------------------
Total liabilities                                           150,649     186,249

Stockholder's equity:
   Common stock ($10 par value; 200,000 nonconvertible
      shares authorized, issued, and outstanding)             2,000       2,000
   Additional paid-in capital                                 8,600       8,600
   Accumulated other comprehensive income                        47          56
   Retained earnings                                          2,811       2,506
                                                         -----------------------
Total stockholder's equity                                   13,458      13,162
                                                         -----------------------
Total liabilities and stockholder's equity               $  164,107   $ 199,411
                                                         =======================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                              Statements of Income

                                                        YEAR ENDED DECEMBER 31
                                                        2008     2007    2006
                                                      --------------------------
                                                           (In Thousands)
Assets
   Asset-based fees                                   $ 3,712  $ 3,652  $ 2,927
   Net investment income                                  610      594      326
   Other revenues                                           2        -        1
   Realized capital loss                                    -        -       (5)
                                                      --------------------------
Total revenues                                          4,324    4,246    3,249

Benefits and expenses:
   Interest credited to annuity account balances          357      324      108
   Commissions and other operating expenses             3,616    3,045    2,167
                                                      --------------------------
Total benefits and expenses                             3,973    3,369    2,275
                                                      --------------------------

Income before income tax expense                          351      877      974
Income tax expense                                         46      175      378
                                                      --------------------------
Net income                                            $   305  $   702  $   596
                                                      ==========================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                  Statements of Changes in Stockholder's Equity

                                                               ACCUMULATED
                                                 ADDITIONAL       OTHER                       TOTAL
                                       COMMON      PAID-IN     COMPREHENSIVE   RETAINED   STOCKHOLDER'S
                                        STOCK      CAPITAL     INCOME (LOSS)   EARNINGS       EQUITY
                                      ------------------------------------------------------------------
                                                              (In Thousands)
      ASSETS
Balance at January 1, 2006            $  2,000   $    6,600   $          (19)  $  1,208   $       9,789
   Comprehensive income:
      Net income                             -            -                -        596             596
      Other comprehensive income             -            -                4          -               4
                                                                                          -------------
   Comprehensive income                                                                             600
   Capital contribution from parent          -        2,000                -          -           2,000
                                      ------------------------------------------------------------------
Balance at December 31, 2006             2,000        8,600              (15)     1,804          12,389
   Comprehensive income:
      Net income                             -            -                -        702             702
      Other comprehensive income             -            -               71          -              71
                                                                                          -------------
   Comprehensive income                                                                             773
                                      ------------------------------------------------------------------
Balance at December 31, 2007             2,000        8,600               56      2,506          13,162
   Comprehensive income:
      Net income                             -            -                -        305             305
      Other comprehensive loss               -            -               (9)         -              (9)
                                                                                          -------------
   Comprehensive income                                                                             296
                                      ------------------------------------------------------------------
Balance at December 31, 2008          $  2,000   $    8,600   $           47   $  2,811   $      13,458
                                      ==================================================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                            Statements of Cash Flows

                                                                      YEAR ENDED DECEMBER 31
                                                                  2008         2007         2006
                                                               -------------------------------------
                                                                           (In Thousands)
ASSETS
Net income                                                     $      305   $      702   $      596
Adjustments to reconcile net income to net cash and cash
   equivalents provided by (used in) operating activities:
   Interest credited to annuity account balances                      357          324          108
   Policy acquisition costs deferred                               (1,382)      (2,198)      (1,885)
   Amortization of deferred policy acquisition costs                  896          714          391
   Sales inducement costs deferred                                   (512)      (1,408)      (1,272)
   Amortization of sales inducement costs                             975          685          564
   Deferred income taxes                                            1,172          486          239
   Change in assets and liabilities:
      Income taxes receivable                                          32         (135)        (198)
      Due from/to affiliates                                         (486)         651         (162)
      Other assets                                                     79         (172)         189
      Other liabilities                                                 3          230          (91)
      Other changes in operating assets and liabilities               252          255          124
                                                               -------------------------------------
Net cash and cash equivalents provided by (used in)
   operating activities                                             1,691          134       (1,397)

INVESTING ACTIVITIES
Sales, maturities, or repayments of bonds available-for-sale        3,099        1,700        2,507
Acquisitions of bonds available-for-sale                           (4,817)      (4,174)      (5,303)
Net increase in policy loans                                          (29)        (130)           -
                                                               -------------------------------------
Net cash and cash equivalents used in investing activities         (1,747)      (2,604)      (2,796)

FINANCING ACTIVITIES
Deposits to annuity account balances                                5,671        4,471        6,746
Withdrawals from annuity account balances                          (3,794)      (2,782)      (2,874)
Capital contribution from parent                                        -            -        2,000
                                                               -------------------------------------
Net cash and cash equivalents provided by financing
   activities                                                       1,877        1,689        5,872
                                                               -------------------------------------
Increase (decrease) in cash and cash equivalents                    1,821         (781)       1,679
Cash and cash equivalents at beginning of year                      1,123        1,904          225
                                                               -------------------------------------
Cash and cash equivalents at end of year                       $    2,944   $    1,123   $    1,904
                                                               =====================================

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash (received) paid during the year for:
   Income taxes                                                $   (1,158)  $     (176)  $      138
                                                               =====================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                          Notes to Financial Statements

                                December 31, 2008

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND OPERATIONS

First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company's business activities are concentrated in the sale of variable annuity products supported by separate account assets. The Company is a wholly owned subsidiary of Security Benefit Corporation, which is a wholly owned subsidiary of Security Benefit Mutual Holding Company (SBMHC).

USE OF ESTIMATES

The preparation of financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. Actual results could differ from those estimates.

ACCOUNTING CHANGES

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement of Financial Accounting Standards (SFAS) No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company adopted FIN 48 as of January 1, 2007, and it did not have an impact on the financial statements.

In September 2005, the Accounting Standards Executive Committee (AcSEC) issued SOP 05-01, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts (SOP 05-01). SOP 05-01 provides clarifying guidance on accounting for deferred acquisition costs (DAC) and deferred sales inducement costs (DSIC) associated with an insurance or annuity contract that is significantly modified or internally replaced with another contract. Prior to the adoption, the Company accounted for

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

many of these transactions as contract continuations and continued amortizing existing DAC and DSIC against revenue from the new or modified contract. Effective January 1, 2007, the Company adopted SOP 05-01 resulting in these transactions now being prospectively accounted for as contract terminations. Consistent with this, the Company now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-01, the Company did not record any cumulative change in accounting principle, and it did not result in a material increase to DAC and DSIC amortization in 2007.

In September of 2006, the FASB issued SFAS No. 157, Fair Value Measurements. The statement established a framework for measuring fair value and expands disclosures about fair value measurements. The Company adopted SFAS No. 157 on January 1, 2008. The effects of the adoption are more fully described in Note 6.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities - Including an Amendment of FASB Statement No. 115. SFAS No. 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective of SFAS No. 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS No. 159 requires entities to report unrealized gains and losses on items for which the fair value option has been elected in earnings at each subsequent reporting date. SFAS 159 also establishes related presentation and disclosure requirements. SFAS No. 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. The Company has elected not to utilize the fair value option provided by SFAS No. 159.

In May 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles. SFAS No. 162 identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements. This statement was effective 60 days following September 16, 2008, the date of the SEC's approval of the Public Company Accounting Oversight Board (PCAOB) amendments to AU Section 411, The Meaning of Present Fairly in Conformity With Generally Accepted Accounting Principles. The Company adopted SFAS No. 162 in 2008, and it did not have a material impact on the financial statements.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Bonds are classified as available-for-sale and carried at fair value with related unrealized gains and losses reflected as a component of other comprehensive income (loss), net of applicable income taxes. Premiums and discounts are amortized using the effective interest rate method applied over the estimated lives of the assets adjusted for prepayment activity. Realized capital gains and losses on sales of investments are determined using the specific identification method. The cost of bonds is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the statements of income as a component of realized capital loss.

Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days.

DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

To the extent recoverable from future policy revenues and gross profits, commissions and other policy issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs, but are included in deferred sales inducement costs on the balance sheets. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of expected gross profits from investment (gross blended separate account return assumption of 7.5% for 2009, 11.5% for 2010 through 2013, and 8.5%, thereafter), mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in equity as a component of other comprehensive income or loss net of applicable income taxes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

An analysis of the deferred policy acquisition costs asset balance is presented below for the years ended December 31:

                                                          2008          2007
                                                      --------------------------
                                                            (In Thousands)

Balance at beginning of year                          $     5,659   $     4,175
   Cost deferred during the year                            1,382         2,198
   Amortized to expense during the year                      (896)         (714)
   Effect of unrealized gains                                (322)            -
                                                      --------------------------
Balance at end of year                                $     5,823   $     5,659
                                                      ==========================

Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 15.23% and 18.75% of the December 31, 2008, deferred policy acquisition costs balance in each of the years 2009 through 2013.

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

                                                          2008          2007
                                                      --------------------------
                                                            (In Thousands)

Balance at beginning of year                          $     4,677   $     3,954
   Costs deferred during year                                 512         1,408
   Amortized to expense during year                          (975)         (685)
                                                      --------------------------
Balance at end of year                                $     4,214   $     4,677
                                                      ==========================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the statements of income. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying statements of income. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

POLICY RESERVES AND ANNUITY ACCOUNT VALUES

Liabilities for future policy benefits for deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 2.0% to 5.65% during 2008, from 3.0% to 5.8% during 2007, and from 3.0% to 5.55% during 2006.

RECOGNITION OF REVENUES

Revenues from deferred annuities consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED INCOME TAXES

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's statements of income as a component of income tax expense, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty regarding the ability to realize the benefit.

STATUTORY FINANCIAL INFORMATION

The Company's statutory-basis financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. New York has adopted the National Association of Insurance Commissioners' statutory accounting practices as the basis of its statutory accounting practices. In addition, the Commissioner of the New York Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Under the laws of the State of New York, the Company is required to maintain minimum statutory-basis capital and surplus of $6,000,000. Of this amount, $4,000,000, which is the Company's minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.

Statutory capital and surplus of the insurance operations were $9,758,000 and $11,034,000 at December 31, 2008 and 2007, respectively. Statutory net income of the insurance operations was a loss of $1,371,000, $197,000, and $22,000 for the years ended December 31, 2008, 2007, and 2006, respectively.

The payment of dividends by the Company to its shareholder is limited and can only be made from earned profits unless prior approval is received from the New York Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations. In 2009, the Company cannot pay dividends without prior approval of the New York Insurance Commissioner.

RECLASSIFICATIONS

Certain amounts appearing in the prior years' financial statements have been reclassified to conform to the current year's presentation.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

2. INVESTMENTS

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds available-for-sale at December 31, 2008 and 2007, is as follows:

                                                             2008
                                      ----------------------------------------------------
                                                       GROSS       GROSS
                                       AMORTIZED    UNREALIZED   UNREALIZED      FAIR
                                          COST         GAINS       LOSSES        VALUE
                                      ----------------------------------------------------
                                                         (In Thousands)
U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies          $     1,081   $       95   $        -   $     1,176
Obligations of government-sponsored
   enterprises                             11,423          299            -        11,722
                                      ----------------------------------------------------
Total bonds                           $    12,504   $      394   $        -   $    12,898
                                      ====================================================

                                                             2007
                                      ----------------------------------------------------
                                                       GROSS       GROSS
                                       AMORTIZED    UNREALIZED   UNREALIZED      FAIR
                                          COST         GAINS       LOSSES        VALUE
                                      ----------------------------------------------------
                                                         (In Thousands)
U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies          $     1,709   $        8   $        -   $     1,717
Obligations of government-sponsored
   enterprises                              9,087           90          (10)        9,167
                                      ----------------------------------------------------
Total bonds                           $    10,796   $       98   $      (10)  $    10,884
                                      ====================================================

At December 31, 2008, the Company had no securities in an unrealized loss position. At December 31, 2007, the Company had three securities in an unrealized loss position for greater than 12 months. Unrealized losses on these securities were approximately $10,000 with a related fair value of $768,000. The Company's portfolio consists entirely of investment grade (rated AAA) fixed maturity securities with an average price of $103.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

The amortized cost and fair value of bonds available-for-sale at December 31, 2008, by contractual maturity are shown below. Expected maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without penalties.

                                                      AMORTIZED       FAIR
                                                         COST         VALUE
                                                     --------------------------
                                                           (In Thousands)

Due after one year through five years                $     1,081   $     1,176
Obligations of government-sponsored enterprises           11,423        11,722
                                                     --------------------------
                                                     $    12,504   $    12,898
                                                     ==========================

At December 31, 2008, bonds available-for-sale with a carrying amount of $628,000 were held in joint custody with the New York Insurance Department to comply with statutory regulations.

Major categories of net investment income for the years ended December 31, 2008, 2007, and 2006, are summarized as follows:

                                          2008          2007         2006
                                      ----------------------------------------
                                                     (In Thousands)

Interest on bonds                     $       590   $       540   $       280
Other                                          20            54            46
                                      ----------------------------------------
Net investment income                 $       610   $       594   $       326
                                      ========================================

Proceeds from the sale of bonds available-for-sale and related gains for 2008 were $450,035 and $35, respectively, while there were no sales of bonds available-for-sale during the years ended December 31, 2007 and 2006.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

3. OTHER COMPREHENSIVE INCOME

The components of other comprehensive income (loss) are as follows:

                                                                       UNREALIZED GAINS
                                                                          (LOSSES) ON
                                                                          AVAILABLE-
                                                                           FOR-SALE
                                                                          SECURITIES
                                                                       ----------------
                                                                        (In Thousands)
Accumulated other comprehensive loss at January 1, 2006                $            (19)
   Other comprehensive income (loss):
     Unrealized gains on available-for-sale securities                               21
     Losses reclassified into earnings from other comprehensive loss                 (5)
     Change in deferred income taxes                                                (12)
                                                                       ----------------
   Total other comprehensive income                                                   4
                                                                       ----------------
Accumulated other comprehensive loss at December 31, 2006                           (15)
   Other comprehensive income (loss):
     Unrealized gains on available-for-sale securities                              120
     Change in deferred income taxes                                                (49)
                                                                       ----------------
   Total other comprehensive income                                                  71
                                                                       ----------------
Accumulated other comprehensive income at December 31, 2007                          56
   Other comprehensive income (loss):
     Unrealized gains on available-for-sale securities                              306
     Effect on deferred policy acquisition costs                                   (322)
     Change in deferred income taxes                                                  7
                                                                       ----------------
   Total other comprehensive loss                                                    (9)
                                                                       ----------------
Accumulated other comprehensive income at December 31, 2008            $             47
                                                                       ================

4. INCOME TAXES

The Company files a consolidated life/nonlife federal and state income tax return with SBMHC and its subsidiaries. Income taxes are allocated to the Company as if it filed a separate return. With few exceptions, the Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2004. The Internal Revenue Service (IRS) is not currently examining any of the Company's federal tax returns. The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

4. INCOME TAXES (CONTINUED)

benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, deferred policy acquisition costs, deferred sales inducement costs, and unrealized capital gains and losses on bonds available-for-sale.

Deferred income taxes consist of the following for the years ended as of December 31, 2008 and 2007:

                                                        2008           2007
                                                    ----------------------------
                                                           (In Thousands)

Deferred income tax liabilities                     $     (3,783)  $     (3,784)
Deferred income tax assets                                 2,088          3,254
                                                    ----------------------------
Net deferred income tax liability                   $     (1,695)  $       (530)
                                                    ============================

Income tax expense (benefit) consists of the following for the years ended December 31, 2008, 2007, and 2006:

                                           2008          2007           2006
                                      ------------------------------------------
                                                     (In Thousands)

Current expense (benefit)             $     (1,126)  $       (311)  $       139
Deferred expense                             1,172            486           239
                                      ------------------------------------------
Income tax expense                    $         46   $        175   $       378
                                      ==========================================

The provision for income taxes differs from the amount computed at the statutory federal income tax rate due primarily to the dividends received deduction (DRD). During 2006, the State of New York changed its interpretation of the tax laws, and the Company was required to pay state income taxes for the years 2003 through 2005 in the amount of $170,000 and accrued taxes for 2006 in the amount of $29,000. This resulted in an increase in the effective tax rate, which impacted deferred income taxes. At December 31, 2008 and 2007, income taxes (payable to) receivable from affiliates were $(101,000) and $132,000, respectively, included in income taxes receivable on the balance sheets.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

4. INCOME TAXES (CONTINUED)

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue final regulations with respect to certain computational aspects of the DRD related to separate account assets held in connection with variable life insurance and annuity contracts of life insurance companies and added the project to the 2007-2008 Priority Guidance Plan. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope, and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is likely that any such regulations would apply prospectively only. For the years ended December 31, 2008, and 2007, the Company recorded a benefit related to the separate account DRD of approximately $302,000 and $397,000, respectively.

The Company recognizes interest accrued related to the unrecognized tax benefits in interest expense.

5. RELATED-PARTY TRANSACTIONS

The Company paid $154,399, $440,645, and $254,000 in 2008, 2007, and 2006,
respectively, to affiliates for providing management, investment, and administrative services. These expenses are included in commissions and other operating expenses in the statements of income.

6. CONDENSED FAIR VALUE INFORMATION

SFAS No. 157, Fair Value Measurements, defines fair value, establishes a framework for measuring fair value, and expands disclosures regarding fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

6. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

In accordance with SFAS No. 157, the Company groups it financial assets and liabilities measured at fair value in three levels, based on the inputs and assumptions used to determine the fair value. These levels are as follows:

      Level 1 - Valuations are based on unadjusted quoted prices in active markets for identical assets or liabilities.

      Level 2 - Valuations are based upon quoted prices for instruments similar to other instruments in active markets, quoted prices for instruments in inactive markets, and valuation techniques for which significant assumptions are observable in the market. Valuations are obtained from third-party pricing services or inputs that are observable or derived principally from or corroborated by observable market data.

      Level 3 - Valuations of assets and liabilities are generated from techniques that use significant assumptions not observable in the market, such as option pricing models, discounted cash flow models, and spread-based models using the best information available in the circumstances.

Assets measured at fair value on a recurring basis as of December 31, 2008 and 2007, are as follows:

                                                   2008
                           -----------------------------------------------------
                                               FAIR VALUE HIERARCHY LEVEL
                                         ---------------------------------------
                            FAIR VALUE     LEVEL 1       LEVEL 2       LEVEL 3
                           -----------------------------------------------------
                                                  (In Thousands)

Cash and cash equivalents  $     2,944   $     2,944   $         -   $        -
Bonds available-for-sale        12,898             -        12,178          720
Separate account assets        135,887       135,887             -            -
                           -----------------------------------------------------
Total assets               $   151,729   $   138,831   $    12,178   $      720
                           =====================================================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

6. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

The changes for all Level 3 assets measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2008, are as follows:

                                                TOTAL
                                         REALIZED/UNREALIZED    PURCHASES,
                            BALANCE,      GAINS AND LOSSES      ISSUANCES,     BALANCE,
                           JANUARY 1,     INCLUDED IN OTHER     SALES AND    DECEMBER 31,
                              2008      COMPREHENSIVE INCOME   SETTLEMENTS       2008
                           ---------------------------------------------------------------
                                                   (In Thousands)
ASSETS
Bonds available-for sale   $        -   $                 12   $       708   $        720

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

      Cash and cash equivalents: Because of the nature of these assets, carrying amount approximates fair value. Fair value of cash equivalents is determined using public quotations, when available.

      Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

      Investment-type insurance contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using the assumption reinsurance method, whereby the amount of statutory profit the assuming company would realize from the business is calculated. Those amounts are then discounted at a rate of return commensurate with the rate presently offered by the Company on similar contracts.

      Policy loans: Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

6. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

      Separate account assets: The assets held in the separate account are comprised of actively traded mutual funds that have daily quoted NAVs and are carried at quoted market values or, where quoted market values are not available, at fair market values as determined by the investment manager. The carrying amounts for separate account assets reported in the balance sheets approximate their fair values.

SFAS No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value.

SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                     DECEMBER 31, 2008            DECEMBER 31, 2007
                                 --------------------------------------------------------
                                  CARRYING        FAIR         CARRYING         FAIR
                                   AMOUNT         VALUE         AMOUNT          VALUE
                                 --------------------------------------------------------
                                                        (In Thousands)
Bonds (Note 2)                   $   12,898   $     12,898   $     10,884   $     10,884
Policy loans                            159            162            130            133
Separate account assets             135,887        135,887        176,157        176,157
Individual and group annuities      (11,874)       (10,535)        (8,558)        (8,160)

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

7. REINSURANCE

Principal reinsurance ceded transactions for the years ended December 31, 2008, 2007, and 2006, are summarized as follows, with the balances resulting from the 2004 and 1995 transfers of the Company's life insurance business to an affiliate:

                                       2008            2007            2006
                                  ----------------------------------------------
Reinsurance ceded:
   Premiums paid                  $     152,293   $     198,529   $     106,519
                                  ==============================================
   Claim recoveries               $      15,500   $      16,870   $      15,500
                                  ==============================================
   Surrenders recovered           $           2   $       2,101   $       6,993
                                  ==============================================

All of the individual life insurance as well as the living benefit riders of the Company are reinsured 100% with Security Benefit Life Insurance Company (SBL), a stock life insurance company, which is an indirect wholly owned subsidiary of SBMHC. In the accompanying financial statements, premiums, benefits, and settlement expenses are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if its reinsurer is unable to meet its contractual obligations under the applicable reinsurance agreement. The Company evaluates the financial condition of its reinsurer to minimize its exposure to credit risk and losses from reinsurance insolvencies. At December 31, 2008 and 2007, the Company had established receivables totaling $1,806,000 and $456,000, respectively, which are included in other assets, for reserve credits, reinsurance claims, and other receivables from its reinsurer. Life insurance in force ceded at December 31, 2008 and 2007, was $209,000 and $224,000, respectively.

8. VARIABLE ANNUITY CONTRACTS

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and the investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of annuity contract holders. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB).

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The GMDB provides a specific minimum return upon death. The Company offers two primary GMDB types:

      o RETURN OF PREMIUM DEATH BENEFIT provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

      o STEP-UP DEATH BENEFIT provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is either annual or five year. For most contracts, its GMDB locks in at an age specified in the contract (this age varies by product).

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

                                   2008                                2007
                    -----------------------------------------------------------------------
                                              WEIGHTED                            WEIGHTED
                                     NET       AVERAGE                   NET      AVERAGE
                      ACCOUNT       AMOUNT    ATTAINED     ACCOUNT      AMOUNT    ATTAINED
                       VALUE       AT RISK      AGE         VALUE      AT RISK      AGE
                    -----------------------------------------------------------------------
                                            (Dollars in Thousands)
Return of premium   $    73,206   $  15,341      63      $   88,708   $     157      61
Step-up                  64,518      20,676      64          89,926         860      64
                    -----------------------              ----------------------
Total GMDB          $   137,724   $  36,017      63      $  178,634   $   1,017      62
                    =======================              ======================

The liability for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2008 and 2007, was $576,000 and $175,000,
respectively. These liabilities are included in the policy reserves and annuity account values in the balance sheets. No liability for GMIBs on variable annuity contracts is reflected in the general account as of December 31, 2008 and 2007.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The Company's GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments.

The Company will recalculate its GMDB and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the income statement as benefit expense. The Company regularly reviews the assumptions used in the GMDB and GMIB reserve calculations and will adjust the assumptions, as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company's reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2008:

      o Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

      o     Mean long-term gross blended separate account growth rate of 8.5%.

      o     Long-term equity volatility of 18%.

      o     Long-term bond volatility of 5%.

      o     Mortality is 100% of Annuity 2000 table.

      o Asset fees are equal to fund management fees and product loads (varies by product).

      o Discount rate is the long-term growth rate less assets fees (varies by product).

      o     Lapse rates vary by product and duration.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

      o     SFAS No. 157 adjustments to above:

            - Current level volatility surface (3 months - 5 years) graded to long term average at end of projection.

            - Discount rate used is swap spread of Merrill Lynch Insurance Index added to current swap curve.

            -     Policyholder lapse rates set to 90% of the above rates.

9. LEASE COMMITMENTS

The Company has aggregate future lease commitments at December 31, 2008, of $22,000 for noncancelable operating leases in 2009 and $-0- for the years thereafter. Office rent expense of $27,000 in 2008, $29,000 in 2007, and $30,000 in 2006 is included in commissions and other operating expenses in the statements of income.

                                     PART C
                                OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

     (a)  Financial Statements

          The following financial statements are included in Part B of this Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008; and (2) the audited financial statements of Variable Annuity Account B - SecureDesigns Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements.

    (b)   Exhibits

            (1)   Certified Resolution of the Board of Directors of
                  First Security Benefit Life Insurance and Annuity
                  Company of New York authorizing establishment of the
                  Separate Account(e)
            (2)   Not Applicable
            (3)   (a)    Distribution Agreement(c)
                         (i)     Amendments Nos. 1 and 2(p)
                  (b)    Marketing Organization Agreement(e)
                         (i)     Amendment to Marketing Organization Agreement
                          - Anti-Money Laundering Requirement(p)
                  (c)    Commission Schedule(j)
                  (d)    Third Party Sales Agreement(i)
            (4)   (a)    Individual Contract (Form FSB236  1-05)(f)
                  (b)    Individual Contract - Unisex (Form FSB236  1-05U)(f)
                  (c)    Alternate Withdrawal Charge Rider (Form FSB223  5-04)
                         (e)
                  (d)    IRA Endorsement (Form FSB203  5-04)(e)
                  (e)    Roth IRA Endorsement (Form FSB206  5-04)(e)
                  (f)    Guaranteed Minimum Income Benefit Rider (Form FSB240
                         5-04)(e)
                  (g)    Guaranteed Minimum Withdrawal Benefit Rider (Form
                         FSB241  5-04)(e)
                  (h)    Annual Stepped Up Death Benefit Rider (Form FSB218
                         10-01)(b)
                  (i)    Credit Enhancement Rider (Form FSB222  7-02)(c)
                  (j)    Asset Allocation Rider (Form FSB225  10-01)(b)
                  (k)    Dollar Cost Averaging Rider (Form FSB226  10-01)(b)
                  (l)    Bonus Credit Endorsement (Form FSB238 7-02)(d)
                  (m)    Disability Rider (Form FSB220 10-01)(b)
                  (n)    Tax Sheltered Annuity Endorsement (Form FSB202  R2-97)
                         (a)
                  (o)    Loan Endorsement (Form FSB221  10-01)(e)
            (5)   (a)    Individual Application (Form FSB237 (2-08))
                  (b)    Application Supplement (Form FSB237 SUPP A (2-08))

                  (c)    Application Supplement (Form FSB237 SUPP B (2-08))

            (6)   (a)    Declaration and Certificate of
                         Incorporation of First Security Benefit Life
                         Insurance and Annuity Company of New York(h)

                  (b)    Bylaws of First Security Benefit Life
                         Insurance and Annuity Company of New York(h)
                         (i)   Amended & Restated Article IX of First
                         Security Benefit Life Insurance and Annuity
                         Company of New York's Bylaws(q)

            (7)   Automatic Reinsurance Agreement(i)

            (8)   (a)    Participation Agreement - AIM(i)
                         (i) Amendments Nos. 1 and 2 to Participation
                         Agreement (i)
                         (ii) Amendments No. 3 to Participation Agreement (k)

                  (b)    Participation Agreement - American Century(q)

                  (c)    Participation Agreement - Dreyfus(f)
                         (i) Amendments No. 1 Participation Agreement (k)

                  (d)    Participation Agreement - Legg Mason(m)
                         (i)  Amendments No. 1 Participation Agreement(n)

                  (e)    Participation Agreement - MFS(j)

                  (f)    Participation Agreement - Neuberger Berman(i)
                         (i) Amendments Nos. 1 and 2 to Participation Agreement (i)

                  (g)    Participation Agreement - Oppenheimer(o)

                  (h)    Participation Agreement - PIMCO(f)

                         (i)  Amendments No. 1 to Participation Agreement (f)
                         (ii) Amendments Nos. 2 and 3 to Participation Agreement (k)

                  (i)    Participation Agreement - Royce Capital Fund

                  (j)    Participation Agreement - Rydex(i)

                         (i) Amendments Nos. 1, 2,3, and 4 to Participation Agreement (i)
                         (ii) Amendments No. 5 to Participation Agreement (k)

                  (k)    Participation Agreement - Van Kampen LIT (j)

                  (l) Participation Agreement - Van Kampen UIF (Morgan Stanley) (j)

                  (m)    Information Sharing Agreement - AIM(m)

                  (n)    Information Sharing Agreement - American Century(m)

                  (o)    Information Sharing Agreement - Dreyfus(m)

                  (p)    Information Sharing Agreement - Janus(n)

                  (q)    Information Sharing Agreement - Legg Mason

                  (r)    Information Sharing Agreement - MFS(m)

                  (s)    Information Sharing Agreement - Neuberger Berman(m)

                  (t)    Information Sharing Agreement - Oppenheimer(m)

                  (u)    Information Sharing Agreement - PIMCO(m)

                  (v)    Information Sharing Agreement - Royce(m)

                  (w)    Information Sharing Agreement - Rydex(m)

                  (x)    Information Sharing Agreement - FSBL(n)

                  (y)    Information Sharing Agreement - Van Kampen(m)

                  (z)    Participation Agreement - Janus Aspen(q)

                  (aa) Participation Agreement - Franklin/Templeton Distributors, Inc.

                  (ab)   Participation Agreement - Northern Lights(q)

                  (ac) Information Sharing Agreement - Franklin/Templeton Distributors, Inc.

     (9)  Opinion of Counsel(f)

     (10) Consent of Independent Registered Public Accounting Firm

     (11) Not Applicable

     (12) Not Applicable

     (13) Powers of Attorney of Wayne S. Diviney, Kris A. Robbins, Stephen R. Herbert, Stephen A. Crane, Katherine P. White, John F. Frye, John F. Guyot, Richard M. Goldman and Kalman Bakk, Jr.

(a) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed April 30, 1998).

(b) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002).

(c) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed July 19, 2002).

(d) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed February 28, 2003).

(e) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed August 11, 2004).

(f) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed November 18, 2004).

(g) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 29, 2005).

(h) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-83240 (filed April 28, 2006).

(i) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2006).

(j) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2006).

(k) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).

(l) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).

(m) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007).

(n) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2007).

(o) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed April 28, 2008).

(p) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).

(q) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2008).

Item 25.      Directors and Officers of the Depositor

              -----------------------------------------------------------------------------------------------------
              NAME AND PRINCIPAL BUSINESS ADDRESS          POSITIONS AND OFFICES WITH DEPOSITOR
              -----------------------------------------------------------------------------------------------------
              Kris A. Robbins*                             Chairman of the Board, CEO, President, and Director
              -----------------------------------------------------------------------------------------------------
              Peggy S. Avey                                Assistant Vice President, Chief Administrative
              800 Westchester Ave., Suite 641 N            Officer, and Assistant Secretary
              Rye Brook, , New York 10573
              -----------------------------------------------------------------------------------------------------
              Kalman Bakk, Jr.                             Director
              -----------------------------------------------------------------------------------------------------
              Christopher L. Phalen*                       Chief Investment Officer- Fixed Income
              -----------------------------------------------------------------------------------------------------
              John F. Guyot*                               Vice President, General Counsel, Secretary, and
                                                           Director
              -----------------------------------------------------------------------------------------------------
              Richard M. Goldman                           Director
              Connecticut Business Center
              6 Landmark Square #471
              Stamford, CT 06901-2704
              -----------------------------------------------------------------------------------------------------
              John F. Frye*                                Vice President, Chief Financial Officer and Director
              -----------------------------------------------------------------------------------------------------
              Wayne S. Diviney                             Director
              9496 Bay Front Drive
              Norfolk, VA 23518
              -----------------------------------------------------------------------------------------------------
              Stephen A. Crane                             Director
              480 Park Avenue
              New York, NY 10022
              -----------------------------------------------------------------------------------------------------
              Stephen R. Herbert                           Director
              1100 Summer Street
              Stamford, CT 06905
              -----------------------------------------------------------------------------------------------------
              Katherine P. White                           Director
              1035 5th Avenue, Apt. 14D
              New York, NY 10028
              -----------------------------------------------------------------------------------------------------
              Terry L. Tincher*                            Valuation Actuary
              -----------------------------------------------------------------------------------------------------
              Jeanne R. Slusher*                           Assistant Vice President and Auditor
              -----------------------------------------------------------------------------------------------------
              Roger S. Offerman*                           Product Development Actuary
              -----------------------------------------------------------------------------------------------------
              Amy J. Lee*                                  Associate General Counsel
              -----------------------------------------------------------------------------------------------------
              Thomas R. Kaehr*                             Controller & Treasurer
              -----------------------------------------------------------------------------------------------------
              Christopher D. Swickard*                     Assistant General Counsel
              -----------------------------------------------------------------------------------------------------
              Carmen R. Hill*                              Chief Compliance Officer
              -----------------------------------------------------------------------------------------------------
              *Located at One Security Benefit Place, Topeka, Kansas 66636.
              -----------------------------------------------------------------------------------------------------

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

              The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is wholly owned by

              Security Benefit Corporation, which is wholly owned by Security Benefit Mutual Holding Company (SBMHC). As of December 31, 2008, no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.

              The following chart indicates the persons controlled by or under common control with Variable Annuity Account B or First Security Benefit Life Insurance and Annuity Company of New York:

              ------------------------------------------------------------------------------------------------------
                                                                                     PERCENT OF VOTING
                                                                                      SECURITIES OWNED
                                                              JURISDICTION OF              BY SBMHC
                                      NAME                     INCORPORATION      (DIRECTLY OR INDIRECTLY)
              ------------------------------------------------------------------------------------------------------
              Security Benefit Mutual Holding Company (Holding     Kansas              ---
              Company)
              ------------------------------------------------------------------------------------------------------
              Security Benefit Corporation (Holding Company)       Kansas              100%
              ------------------------------------------------------------------------------------------------------
              Security Benefit Life Insurance Company (Stock Life
              Insurance Company)                                   Kansas              100%
              ------------------------------------------------------------------------------------------------------
              Security Investors, LLC (Investment Adviser)         Kansas              100%
              ------------------------------------------------------------------------------------------------------
              Security Distributors, Inc. (Broker/Dealer,
              Principal Underwriter of Mutual Funds)               Kansas              100%
              ------------------------------------------------------------------------------------------------------
              se2, inc. (Third Party Administrator)                Kansas              100%
              ------------------------------------------------------------------------------------------------------
              Security Benefit Academy, Inc. (Daycare Company)     Kansas              100%
              ------------------------------------------------------------------------------------------------------
              Security Financial Resources, Inc.
              (Financial Services)                                 Kansas              100%
              ------------------------------------------------------------------------------------------------------
              First Security Benefit Life Insurance and Annuity
              Company of New York
              (Stock Life Insurance Company)                       New York            100%
              ------------------------------------------------------------------------------------------------------
              Security Global Investors, LLC (Investment Adviser)  Kansas              100%
              ------------------------------------------------------------------------------------------------------
              Rydex Holdings, LLC (Kansas Holding Company)         Kansas              100%
              ------------------------------------------------------------------------------------------------------
              Rydex Distributors, Inc. (Broker-Dealer/Underwriter) Maryland            100%
              ------------------------------------------------------------------------------------------------------
              Padco Advisors, Inc. (Investment Adviser)            Maryland            100%
              ------------------------------------------------------------------------------------------------------
              Padco Advisor II, Inc. (Investment Adviser)          Maryland            100%
              ------------------------------------------------------------------------------------------------------
              Rydex Fund Services, Inc.                            Maryland            100%
              ------------------------------------------------------------------------------------------------------
              Advisor Research Center, Inc.                        Maryland            100%
              ------------------------------------------------------------------------------------------------------
              Rydex Advisory Services, LLC (Investment Adviser)    Maryland            100%
              ------------------------------------------------------------------------------------------------------
              Rydex Specialized Products, LLC                      Delaware            100%
              ------------------------------------------------------------------------------------------------------

              First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate accounts: T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York and Variable Annuity Account A.

Item 27.      Number of Contracts

              As of March 1, 2009, there were 355 Qualified Contracts and 207 Non-Qualified Contracts issued under Variable Annuity Account B.

Item 28.      Indemnification

              The bylaws of First Security Benefit Life Insurance and Annuity Company of New York provide that the Company shall, to the extend authorized by the laws of the State of New York, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

              Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriters

         (a)(1) Security Distributors, Inc. ("SDI") acts as principal underwriter of the Contracts issued under Variable Annuity Account B, which includes SecureDesigns Variable Annuity and AdvanceDesigns Variable Annuity.

         (a)(2) SDI also acts as principal underwriter for:

                  Variable Annuity Account A (AdvisorDesigns Variable Annuity) Variable Annuity Account A (EliteDesigns Variable Annuity)

         (a)(3) In addition, SDI acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance Company:

                  SBL Variable Annuity Account I
                  SBL Variable Annuity Account III
                  SBL Variable Annuity Account IV
                  Security Varilife Separate Account (Security Elite Benefit) Security Varilife Separate Account (Security Varilife)
                  SBL Variable Life Insurance Account (Varilife)
                  Variable Annuity Account IX
                  Account XVI
                  Parkstone Advantage Variable Annuity
                  Variflex Separate Account (Variflex)
                  Variflex Separate Account (Variflex ES)
                  Variable Annuity Account VIII (Variflex Extra Credit)
                  Variable Annuity Account VIII (Variflex LS)
                  Variable Annuity Account VIII (Variflex Signature)
                  Variable Annuity Account XI (Scarborough Advantage Variable
                    Annuity)
                  SBL Variable Annuity Account XIV (AdvisorDesigns Variable
                    Annuity)
                  SBL Variable Annuity Account XIV (AEA Variable Annuity)
                  SBL Variable Annuity Account XIV (AdvanceDesigns Variable
                    Annuity)
                  SBL Variable Annuity Account XIV (EliteDesigns Variable
                    Annuity)
                  SBL Variable Annuity Account XIV (NEA Valuebuilder)
                  SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement
                    Income Director Variable Annuity)
                  SBL Variable Annuity Account XIV (SecureDesigns Variable
                    Annuity)
                  SBL Variable Annuity Account XIV (Security Benefit Advisor
                    Variable Annuity)
                  SBL Variable Annuity Account XVII (Classic Strategies Variable
                    Annuity)
                  SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

         (a)(4)   SDI acts as principal underwriter for the following funds:

                   Security Equity Fund
                   Security Income Fund
                   Security Large Cap Value Fund
                   Security Mid Cap Growth Fund
                   SBL Fund

         (a)(5) SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

                   Nationwide Multi-Flex Variable Account

                   Nationwide Variable Account 9


         (b)      Name and Principal                       Position and Offices
                   Business Address*                          with Underwriter

                   Mark J. Carr                             President and Director
                   James R. Schmank                         Vice President and Director
                   Thomas R. Kaehr                          Treasurer
                   Brenda M. Harwood                        Vice President, Assistant Treasurer and Director
                   Amy J. Lee                               Secretary and Chief Compliance Officer
                   Christopher D. Swickard                  Assistant Secretary
                   Carmen R. Hill                           Assistant Vice President
                   Richard M. Goldman                       Director
                   (Connecticut Business Center
                   6 Landmark Square #471
                   Stamford, CT 06901-2704)
                   Dale W. Martin, Jr.                      Director


              *For all persons listed, except as listed above, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001

         (c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                        --------------------------------------------------------------------------------------------
                                  (1)                     (2)                     (3)                  (4)
                                NAME OF             NET UNDERWRITING
                               PRINCIPAL             DISCOUNTS AND            COMPENSATION          BROKERAGE
                              UNDERWRITER             COMMISSIONS            ON REDEMPTION         COMMISSIONS
                        --------------------------------------------------------------------------------------------
                        Security Distributors,       $731,447.29(1)          $25,668.92(2)              $0
                                 Inc.
                        --------------------------------------------------------------------------------------------

                         1 FSBL pays commissions to selling broker-dealers through SDI. This is the amount paid to SDI in connection with all Contracts sold through the Separate Account. SDI passes through to the selling broker-dealers all such amounts.

                         2 A contingent deferred sales charge may be assessed on a full or partial withdrawal from the Contract. This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the Separate Account, all of which is passed through to FSBL.


Item 30.      Location of Accounts and Records

              All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office -800 Westchester Ave., Suite 641 N, Rye Brook, New York 10573, and at its administrative office - One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.      Management Services

              All management contracts are discussed in Part A or Part B.

Item 32.      Undertakings

              (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

              (b) Registrant undertakes that it will provide, as part of the Application to purchase the Contract, a space that the applicant can check to receive a copy of the Statement of Additional Information.

              (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

              (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

              (e) Depositor represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28,
                    1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 24th day of April 2009.

                           FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                           (THE DEPOSITOR)
                           VARIABLE ANNUITY ACCOUNT B
                           (THE REGISTRANT)

                            By:    /s/ KRIS A. ROBBINS________________________

                                       Kris A. Robbins, President and Chief
                                       Executive Officer


As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 24, 2009.

                              SIGNATURES AND TITLES


By:        /s/ KRIS A. ROBBINS
           ----------------------------------------------
           Kris A. Robbins, Chairman of the Board,
           Chief Executive Officer, President and
           Director

By:        /s/ THOMAS R. KAEHR
           ----------------------------------------------
           Thomas R. Kaehr, Controller & Treasurer
           (chief accounting officer)

By:        *
           ----------------------------------------------
           John F. Frye, Vice President, Chief
           Financial Officer and Director

By:        /s/ John F. Guyot
           ----------------------------------------------
           John F. Guyot, Vice President, General
           Counsel, Secretary, Director AND as
           Attorney-in-Fact for the Directors
           noted with an *

By:        *
           ----------------------------------------------
           Wayne S. Diviney, Director

By:        *
           ----------------------------------------------
           Stephen R. Herbert, Director

By:        *
           ----------------------------------------------
           Stephen A. Crane, Director

By:        *
           ----------------------------------------------
           Katherine P. White, Director

By:        *
           ----------------------------------------------
           Richard M. Goldman, Director

By:        *
           ----------------------------------------------
           Kalman Bakk, Jr., Director

                                  EXHIBIT INDEX


  (1)    None

  (2)    None

  (3)    (a)    None
         (b)    None
         (c)    None
         (d)    None

(4)      (a)    None
         (b)    None
         (c)    None
         (d)    None
         (e)    None
         (f)    None
         (g)    None
         (h)    None
         (i)    None
         (j)    None
         (k)    None
         (l)    None
         (m)    None

  (5)    (a)    Individual Application (Form FSB237 (2-08))
         (b)    Application Supplement (Form FSB237 SUPP A (2-08))
         (c)    Application Supplement (Form FSB237 SUPP B (2-08))

  (6)    (a)    None
         (b)    None

                (i)        None

  (7)    None

  (8)    (a)    None
         (b)    None
         (c)    None
         (d)    None
         (e)    None
         (f)    None
         (g)    None
         (h)    None
         (i)    Participation Agreement - Royce Capital Fund
         (j)    None
         (k)    None
         (l)    None
         (m)    None
         (n)    None
         (o)    None
         (p)    None
         (q)    Information Sharing Agreement - Legg Mason
         (r)    None
         (s)    None
         (t)    None
         (u)    None
         (v)    None
         (w)    None
         (x)    None
         (y)    None
         (z)    None
         (aa)   Participation Agreement - Franklin/Templeton Distributors, Inc.
         (ab)   None
         (ac)   Information Sharing Agreement - Franklin/Templeton Distributors,
                Inc.

  (9)    None

(10)     Consent of Independent Registered Public Accounting Firm

(11)     None

(12)     None

(13) Powers of Attorney of Wayne S. Diviney, Kris A. Robbins, Stephen R. Herbert, Stephen A. Crane, Katherine P. White, John F. Frye, John F. Guyot, Richard M. Goldman and Kalman Bakk, Jr.